AST CORE FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 106.7%
Asset-Backed Securities — 11.7%
Automobiles — 3.4%
American Credit Acceptance Receivables Trust,
Series 2023-03, Class B, 144A
6.090%	11/12/27	1,345	$1,348,532
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	1,800	1,814,001
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	2,606	2,599,848
Series 2024-A, Class A2, 144A
5.300%	11/15/32	1,000	997,842
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26	278	271,341
Series 2021-01A, Class D, 144A
3.710%	08/20/27	5,000	4,538,734
Series 2021-02A, Class A, 144A
1.660%	02/20/28	4,700	4,281,442
Series 2022-01A, Class A, 144A
3.830%	08/21/28	5,300	5,084,384
Series 2023-02A, Class A, 144A
5.200%	10/20/27	800	798,442
Series 2023-07A, Class A, 144A
5.900%	08/21/28	1,530	1,557,421
Series 2024-01A, Class A, 144A
5.360%	06/20/30	2,660	2,673,171
Series 2024-03A, Class A, 144A
5.230%	12/20/30	4,905	4,901,105
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	1,127	1,133,001
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	436	439,153
Carvana Auto Receivables Trust,
Series 2022-P02, Class A3
4.130%	04/12/27	2,960	2,919,828
Chesapeake Funding II LLC,
Series 2023-01A, Class A1, 144A
5.650%	05/15/35	2,180	2,182,372
Citizens Auto Receivables Trust,
Series 2024-01, Class A4, 144A
5.030%	10/15/30	1,255	1,250,446
CPS Auto Receivables Trust,
Series 2023-B, Class A, 144A
5.910%	08/16/27	2,368	2,369,340
Credit Acceptance Auto Loan Trust,
Series 2024-01A, Class A, 144A
5.680%	03/15/34	1,550	1,556,103
DT Auto Owner Trust,
Series 2023-01A, Class B, 144A
5.190%	10/16/28	1,070	1,063,336
Series 2023-02A, Class B, 144A
5.410%	02/15/29	1,180	1,173,598
Enterprise Fleet Financing LLC,
Series 2023-01, Class A3, 144A
5.420%	10/22/29	1,650	1,655,664
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2023-02, Class A2, 144A
5.560%	04/22/30	2,352	$2,354,809
Series 2024-01, Class A3, 144A
5.160%	09/20/30	645	643,317
Exeter Automobile Receivables Trust,
Series 2022-04A, Class B
4.570%	01/15/27	988	985,000
Series 2022-06A, Class B
6.030%	08/16/27	670	670,406
Series 2023-01A, Class B
5.720%	04/15/27	1,620	1,615,649
Series 2023-03A, Class B
6.110%	09/15/27	646	647,719
Flagship Credit Auto Trust,
Series 2022-03, Class B, 144A
4.690%	07/17/28	2,247	2,211,935
Series 2023-01, Class B, 144A
5.050%	01/18/28	596	589,849
Series 2023-02, Class B, 144A
5.210%	05/15/28	1,482	1,463,737
Ford Credit Auto Owner Trust,
Series 2020-01, Class A, 144A
2.040%	08/15/31	4,000	3,881,998
Series 2020-02, Class B, 144A
1.490%	04/15/33	1,730	1,622,491
Series 2021-01, Class C, 144A
1.910%	10/17/33	398	368,306
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,025	935,215
Series 2023-01, Class A, 144A
4.850%	08/15/35	3,600	3,579,382
Series 2023-02, Class A, 144A
5.280%	02/15/36	2,200	2,225,946
Series 2024-01, Class A, 144A
4.870%	08/15/36	4,500	4,490,797
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	2,700	2,686,686
GLS Auto Receivables Issuer Trust,
Series 2022-03A, Class B, 144A
4.920%	01/15/27	390	387,310
GM Financial Consumer Automobile Receivables Trust,
Series 2024-01, Class B
5.160%	08/16/29	195	194,638
GM Financial Revolving Receivables Trust,
Series 2024-01, Class A, 144A
4.980%	12/11/36	1,300	1,305,495
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	3,200	3,203,658
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	3,776	3,445,671
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A
2.330%	06/26/28	5,600	5,127,968
A1

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2023-03A, Class A, 144A
5.940%	02/25/28	5,780	$5,865,584
Honda Auto Receivables Owner Trust,
Series 2021-04, Class A3
0.880%	01/21/26	429	418,784
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class B, 144A
5.350%	05/15/28	1,485	1,482,874
Hyundai Auto Receivables Trust,
Series 2021-C, Class A3
0.740%	05/15/26	495	483,903
JPMorgan Chase Bank, NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	82	80,154
Series 2021-03, Class D, 144A
1.009%	02/26/29	132	128,469
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,309	2,276,908
Series 2021-01A, Class C, 144A
1.420%	07/14/28	765	701,837
Series 2021-01A, Class D, 144A
1.620%	11/14/30	225	204,473
Series 2023-01A, Class A, 144A
5.410%	11/14/29	7,540	7,547,743
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	320	319,901
Santander Drive Auto Receivables Trust,
Series 2021-01, Class D
1.130%	11/16/26	1,227	1,200,613
Series 2021-02, Class D
1.350%	07/15/27	3,804	3,692,605
Series 2023-01, Class B
4.980%	02/15/28	1,255	1,246,374
Series 2023-03, Class B
5.610%	07/17/28	2,015	2,019,576
Series 2023-03, Class C
5.770%	11/15/30	1,100	1,108,234
Series 2023-04, Class C
6.040%	12/15/31	2,000	2,033,650
SBNA Auto Lease Trust,
Series 2024-A, Class A4, 144A
5.240%	01/22/29	750	748,296
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class A4, 144A
5.470%	12/20/29	1,670	1,686,441
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	101,427
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	203,252
Series 2024-01A, Class B, 144A
5.380%	01/21/31	285	285,637
Tricolor Auto Securitization Trust,
Series 2023-01A, Class A, 144A
6.480%	08/17/26	412	412,488
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2024-01A, Class A, 144A
6.610%	10/15/27	1,486	$1,487,713
Volkswagen Auto Loan Enhanced Trust,
Series 2021-01, Class A3
1.020%	06/22/26	830	810,701
Westlake Automobile Receivables Trust,
Series 2022-02A, Class B, 144A
4.310%	09/15/27	2,560	2,537,585
Series 2023-01A, Class B, 144A
5.410%	01/18/28	665	663,279
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	3,500	3,502,102
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	1,140	1,132,992
			135,630,681
Collateralized Debt Obligation — 0.0%
MF1 Ltd.,
Series 2021-FL06, Class A, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
6.541%(c)	07/16/36	1,333	1,325,194
Collateralized Loan Obligations — 4.8%
AB BSL CLO Ltd. (Cayman Islands),
Series 2023-04A, Class A, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.318%(c)	04/20/36	670	677,014
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-04A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.649%(c)	04/20/33	250	250,055
Allegro CLO Ltd. (Cayman Islands),
Series 2014-01RA, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.659%(c)	10/21/28	72	71,853
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.676%(c)	07/15/31	934	935,109
AMMC CLO Ltd. (Cayman Islands),
Series 2017-21A, Class A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)
6.827%(c)	11/02/30	154	153,885
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.826%(c)	10/13/30	246	245,080
Series 2014-03RA, Class A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)
6.631%(c)	01/28/31	266	265,696
Series 2014-04RA, Class A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
6.631%(c)	01/28/31	1,332	1,327,954
Series 2015-07A, Class AR2, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)
6.671%(c)	01/28/31	477	473,610

A2

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.818%(c)	04/25/34	EUR	1,722	$1,838,824
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.656%(c)	04/15/31		709	709,200
Series 2013-15A, Class A1RR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.589%(c)	04/20/31		450	450,370
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.712%(c)	04/15/32	EUR	5,722	6,102,352
Ares Loan Funding Ltd. (United Kingdom),
Series 2023-ALF4A, Class A1, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.097%(c)	10/15/36		1,130	1,132,916
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.678%(c)	10/17/32		4,285	4,293,808
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2023-04A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)
7.923%(c)	10/21/36		3,375	3,389,316
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.586%(c)	10/15/33		1,321	1,321,741
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.630%(c)	07/18/30		673	673,349
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.651%(c)	05/17/31		950	951,262
Battalion CLO Ltd.,
Series 2024-25A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.472%(c)	03/13/37		3,360	3,377,410
Birch Grove CLO Ltd. (Cayman Islands),
Series 2023-05A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.518%(c)	04/20/35		340	341,235
Birch Grove CLO Ltd. (United Kingdom),
Series 2023-07A, Class A1, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
7.177%(c)	10/20/36		670	674,030
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 0.000%)
6.759%(c)	10/22/30		464	463,849
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.542%(c)	04/15/31	EUR	2,083	$2,224,380
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.932%(c)	10/15/35	EUR	3,810	4,070,420
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.548%(c)	04/17/31		471	470,838
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.659%(c)	01/20/32		3,039	3,038,807
Carlyle US CLO Ltd. (Cayman Islands),
Series 2024-02A, Class A, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
0.010%(c)	04/25/37		1,800	1,800,632
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.759%(c)	01/20/35		3,040	3,033,563
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.759%(c)	07/20/34		2,496	2,495,753
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.619%(c)	04/20/31		1,383	1,385,110
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.372%)
6.696%(c)	04/25/33		350	350,291
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.716%(c)	07/15/34		2,708	2,713,178
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
0.010%(c)	04/22/37		1,250	1,250,225
CIFC Funding Ltd.,
Series 2020-03A, Class A1R, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.709%(c)	10/20/34		310	310,166
Clover CLO LLC,
Series 2018-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.699%(c)	04/20/32		250	250,376
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.686%(c)	10/25/33		3,430	3,430,028
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.856%(c)	07/15/29		132	131,650

A3

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.696%(c)	07/15/31		1,898	$1,900,844
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.766%(c)	07/15/34		450	450,005
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1RR, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
6.831%(c)	04/20/37		630	631,579
Series 2022-06A, Class BR, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.717%(c)	10/17/36		3,170	3,168,462
Series 2023-02A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)
7.564%(c)	04/16/36		2,195	2,195,638
Empower CLO Ltd. (Cayman Islands),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.514%(c)	07/15/36		760	766,217
Flatiron CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)
6.528%(c)	04/17/31		575	575,412
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class ARR, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.546%(c)	10/15/30		774	774,061
Goldentree Loan Management US CLO Ltd. (Cayman Islands),
Series 2020-07A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.649%(c)	04/20/34		560	559,969
Goldentree Loan Management US CLO Ltd. (United Kingdom),
Series 2022-15A, Class BR, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.718%(c)	10/20/36		4,570	4,576,898
Goldentree Loan Opportunities Ltd. (Cayman Islands),
Series 2015-10A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.699%(c)	07/20/31		282	281,994
Series 2015-11A, Class AR2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.630%(c)	01/18/31		166	165,717
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.717%(c)	04/15/34		2,083	2,083,808
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.758%(c)	10/20/31		1,666	1,667,196
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.868%(c)	04/15/33		2,083	2,089,941
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.848%(c)	04/25/34	EUR	1,042	1,113,564
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Hildene Community Funding CDO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A
2.600%	11/01/35		2,029	$1,650,225
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.638%(c)	01/22/35		340	340,262
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.719%(c)	04/20/34		970	970,548
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.592%(c)	07/15/31	EUR	2,496	2,664,053
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/34		4,045	4,042,978
Kings Park CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.709%(c)	01/21/35		340	340,222
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.598%(c)	10/17/31		4,380	4,387,260
LCM Ltd. (Cayman Islands),
Series 29A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.646%(c)	04/15/31		250	249,682
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.739%(c)	07/20/34		250	250,175
Madison Park Funding Ltd. (Cayman Islands),
Series 2013-11A, Class AR2, 144A, 3 Month SOFR + 1.162% (Cap N/A, Floor 0.900%)
6.477%(c)	07/23/29		726	725,725
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.918%(c)	01/22/37		495	495,484
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.656%(c)	10/15/32		4,575	4,576,642
Series 2017-23A, Class AR, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.551%(c)	07/27/31		915	914,588
Series 2019-37A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.646%(c)	07/15/33		250	250,040
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.740%(c)	12/18/30		354	354,470

A4

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.588%(c)	10/12/30	1,445	$1,446,141
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.696%(c)	07/15/31	1,969	1,969,390
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.829%(c)	10/20/30	371	371,615
Series 2015-02A, Class ARR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.781%(c)	04/28/34	990	991,297
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-20A, Class ARR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.736%(c)	07/15/34	450	449,775
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A1, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.701%(c)	10/19/31	356	355,791
Series 2020-39A, Class A1R, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.849%(c)	04/20/38	890	894,037
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.666%(c)	04/26/31	204	204,037
Series 2020-20A, Class A1R, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
0.010%(c)	04/18/37	5,425	5,425,000
Octagon 61 Ltd.,
Series 2023-02A, Class B, 144A, 3 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)
7.668%(c)	04/20/36	3,085	3,072,403
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2018-18A, Class A1A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.000%)
6.536%(c)	04/16/31	1,076	1,076,334
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.348%(c)	10/18/35	5,000	5,021,285
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.829%(c)	10/22/30	121	120,991
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.658%(c)	04/17/31	3,907	3,911,961
Palmer Square CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1A3, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.262%)
6.578%(c)	10/17/31	224	224,256
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.708%(c)	01/17/31	560	$560,059
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.834%(c)	04/16/37	1,300	1,300,231
Palmer Square CLO Ltd. (United Kingdom),
Series 2022-05A, Class A, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.318%(c)	10/20/35	340	342,508
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.808%(c)	02/14/34	720	720,917
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.726%(c)	07/15/31	1,723	1,723,374
Rad CLO Ltd. (Cayman Islands),
Series 2018-02A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.656%(c)	10/15/31	342	342,235
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.700%(c)	07/24/32	430	430,000
Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.830% (Cap N/A, Floor 1.830%)
7.202%(c)	01/20/37	1,340	1,341,529
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)
6.769%(c)	10/20/30	642	642,024
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.739%(c)	10/20/31	2,936	2,936,585
RR Ltd. (Bermuda),
Series 2022-23A, Class A2R, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)
7.964%(c)	10/15/35	4,575	4,606,611
Signal Peak CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)
6.849%(c)	04/20/33	350	350,318
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	07/20/34	7,000	6,993,479
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.656%(c)	01/26/31	642	642,569
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.746%(c)	07/15/34	3,130	3,121,128

A5

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.322%)
6.639%(c)	07/20/32		250	$250,125
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.778%(c)	04/25/30	EUR	1,695	1,819,960
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.643%(c)	02/20/30	EUR	4,125	4,417,981
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.826%(c)	10/15/30		294	294,634
Storm King Park CLO Ltd. (United Kingdom),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.364%(c)	10/15/35		250	252,462
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.659%(c)	04/20/33		272	271,707
Symphony CLO Ltd. (Bermuda),
Series 2023-40A, Class A1, 144A, 3 Month SOFR + 1.640% (Cap N/A, Floor 1.640%)
6.984%(c)	01/14/34		1,300	1,305,156
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.761%(c)	10/29/34		1,815	1,816,980
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	07/25/34		2,083	2,087,425
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.818%(c)	01/17/30		674	674,668
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.188%(c)	01/20/36		8,250	8,295,467
Trestles CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1, 144A, 3 Month SOFR + 1.592% (Cap N/A, Floor 1.330%)
6.909%(c)	01/20/33		1,140	1,140,128
Series 2021-04A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.749%(c)	07/21/34		580	580,000
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.749%(c)	10/20/34		600	600,259
Venture CLO Ltd. (Cayman Islands),
Series 2021-41A, Class A1N, 144A, 3 Month SOFR + 1.592% (Cap N/A, Floor 1.330%)
6.909%(c)	01/20/34		680	681,925
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 0.000%)
6.706%(c)	10/15/30		422	$422,427
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.678%(c)	07/17/31		1,522	1,522,602
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/31		9,308	9,308,399
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.728%(c)	01/17/31		866	865,990
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.786%(c)	10/15/34		1,140	1,139,032
				191,624,201
Consumer Loans — 0.6%
Affirm Asset Securitization Trust,
Series 2023-A, Class 1A, 144A
6.610%	01/18/28		1,595	1,604,678
Series 2024-A, Class A, 144A
5.610%	02/15/29		1,320	1,320,428
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46		4,810	3,968,143
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	256	185,176
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51		194	177,718
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,816	1,660,760
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 144A
1.860%	03/20/36		180	165,659
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36		2,382	2,241,027
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,934	2,732,610
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.079%(c)	06/16/36		1,756	1,749,733
Series 2022-02A, Class A, 144A
4.890%	10/14/34		2,210	2,194,238
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		4,000	4,061,127
				22,061,297

A6

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2021-01, Class A
0.900%	11/15/26		4,910	$4,766,555
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		737	712,021
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)
6.000%(c)	07/15/29	GBP	300	378,861
				5,857,437
Equipment — 0.1%
CNH Equipment Trust,
Series 2023-A, Class A4
4.770%	10/15/30		715	708,380
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,440	1,353,620
				2,062,000
Home Equity Loans — 0.2%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.084%(c)	05/25/34		129	120,720
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.944%(c)	03/25/43		59	58,373
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
5.924%(c)	01/25/34		334	318,801
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.144%(c)	09/25/34		87	79,012
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.344%(c)	04/25/34		182	173,881
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
6.464%(c)	10/25/33		8	7,558
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.084%(c)	08/25/33		106	103,600
Option One Mortgage Loan Trust,
Series 2007-FXD02, Class 1A1
5.820%	03/25/37		3,848	3,339,139
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		988	986,386
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	336	$336,891
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	294	293,910
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	99	99,180
			5,917,451
Other — 1.9%
Aligned Data Centers Issuer LLC,
Series 2023-01A, Class A2, 144A
6.000%	08/17/48	2,270	2,269,439
CF Hippolyta Issuer LLC,
Series 2020-01, Class A1, 144A
1.690%	07/15/60	906	846,573
Series 2021-01A, Class A1, 144A
1.530%	03/15/61	391	353,674
Series 2022-01A, Class A1, 144A
5.970%	08/15/62	592	577,242
CoreVest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	542	529,548
Series 2020-03, Class A, 144A
1.358%	08/15/53	1,040	972,039
Credit Suisse European Mortgage Capital Ltd.,
Series 2019-1OTF, Class A, 144A, 3 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
8.479%(c)	08/09/24	915	913,448
DB Master Finance LLC,
Series 2019-01A, Class A23, 144A
4.352%	05/20/49	5,381	5,128,267
Series 2021-01A, Class A23, 144A
2.791%	11/20/51	2,043	1,708,688
Series 2021-01A, Class A2II, 144A
2.493%	11/20/51	2,009	1,770,429
Domino’s Pizza Master Issuer LLC,
Series 2015-01A, Class A2II, 144A
4.474%	10/25/45	2,718	2,665,038
Series 2017-01A, Class A23, 144A
4.118%	07/25/47	1,626	1,556,565
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	3,350	3,081,398
Series 2021-01A, Class A2II, 144A
3.151%	04/25/51	2,076	1,802,065
FHLMC Structured Pass-Through Certificates,
Series 2017-SR01, Class A3
3.089%	11/25/27	247	232,714
FirstKey Homes Trust,
Series 2021-SFR02, Class A, 144A
1.376%	09/17/38	3,262	2,960,250
Series 2022-SFR01, Class A, 144A
4.145%	05/19/39	1,152	1,116,708
Home Partners of America Trust,
Series 2021-02, Class A, 144A
1.901%	12/17/26	4,070	3,693,432

A7

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
MVW LLC,
Series 2024-01A, Class C, 144A
6.200%	02/20/43	630	$631,819
New Economy Assets Phase Sponsor LLC,
Series 2021-01, Class A1, 144A
1.910%	10/20/61	3,210	2,811,127
Progress Residential Trust,
Series 2020-SFR01, Class A, 144A
1.732%	04/17/37	4,594	4,414,976
Series 2021-SFR01, Class A, 144A
1.052%	04/17/38	5,454	5,008,150
Series 2021-SFR03, Class A, 144A
1.637%	05/17/26	3,846	3,556,277
Series 2021-SFR08, Class A, 144A
1.510%	10/17/38	3,692	3,356,117
Series 2021-SFR10, Class A, 144A
2.393%	12/17/40	683	605,930
Series 2022-SFR03, Class A, 144A
3.200%	04/17/39	1,087	1,023,530
Series 2022-SFR04, Class A, 144A
4.438%	05/17/41	2,993	2,907,185
Retained Vantage Data Centers Issuer LLC,
Series 2023-01A, Class A2A, 144A
5.000%	09/15/48	3,400	3,286,437
Stack Infrastructure Issuer LLC,
Series 2023-02A, Class A2, 144A
5.900%	07/25/48	1,925	1,918,250
Series 2024-01A, Class A2, 144A
5.900%	03/25/49	1,055	1,057,285
Taco Bell Funding LLC,
Series 2021-01A, Class A2II, 144A
2.294%	08/25/51	3,439	2,986,382
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.244%(c)	06/25/24	1,608	1,596,908
Tricon Residential Trust,
Series 2022-SFR01, Class A, 144A
3.856%	04/17/39	5,089	4,880,243
Wendy’s Funding LLC,
Series 2021-01A, Class A2II, 144A
2.775%	06/15/51	3,112	2,613,908
			74,832,041
Residential Mortgage-Backed Securities — 0.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.044%(c)	02/25/34	29	27,109
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.098%(c)	10/25/34	66	62,938
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.044%(c)	07/25/36		3,955	$3,461,492
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.494%(c)	11/25/34		21	20,811
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
3.783%(cc)	05/25/35		4	3,762
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
5.803%(cc)	11/25/32		635	615,996
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
7.919%(c)	06/25/34		71	68,880
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.289%(c)	01/25/35		71	68,728
RAMP Trust,
Series 2006-RZ02, Class M1, 1 Month SOFR + 0.444% (Cap 14.000%, Floor 0.330%)
5.939%(c)	05/25/36		1,973	1,936,069
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.375%(c)	09/25/34		270	266,293
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
7.112%(c)	03/15/26^	EUR	3,153	2,891,451
				9,423,530
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39		331	299,876
Series 2019-25G, Class 1
2.690%	07/01/44		562	489,706
				789,582
Student Loans — 0.3%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
6.544%(c)	07/25/51		49	48,306
Series 2021-C, Class B, 144A
2.720%	07/26/55		121	106,198
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,351	1,248,840
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		59	57,347

A8

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Navient Private Education Refi Loan Trust,
Series 2020-FA, Class A, 144A
1.220%	07/15/69	356	$321,943
Series 2021-FA, Class A, 144A
1.110%	02/18/70	1,818	1,552,336
Series 2023-A, Class A, 144A
5.510%	10/15/71	2,290	2,299,770
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	1,400	1,137,733
Series 2021-CA, Class C, 144A
3.360%	04/20/62	100	81,079
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
0.000%	09/18/46	63,950	1,648,348
Series 2022-C, Class A1A, 144A
4.480%	05/16/50	1,381	1,343,239
Series 2024-A, Class A1A, 144A
5.240%	03/15/56	1,950	1,950,874
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	411	384,791
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,547	1,453,166
			13,633,970

Total Asset-Backed Securities (cost $479,202,373)			463,157,384
Commercial Mortgage-Backed Securities — 6.5%
2023-MIC Trust (The),
Series 2023-MIC, Class A, 144A
8.437%(cc)	12/05/38	1,330	1,435,990
245 Park Avenue Trust,
Series 2017-245P, Class XA, IO, 144A
0.149%(cc)	06/05/37	3,000	15,615
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A, 144A, 1 Month SOFR + 1.180% (Cap N/A, Floor 1.130%)
6.498%(c)	09/15/34	500	490,792
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2017-SCH, Class BF, 144A, 1 Month SOFR + 1.447% (Cap N/A, Floor 1.400%)
6.773%(c)	11/15/33	350	331,733
Series 2017-SCH, Class CL, 144A, 1 Month SOFR + 1.547% (Cap N/A, Floor 1.500%)
6.873%(c)	11/15/32	190	188,249
Series 2017-SCH, Class DL, 144A, 1 Month SOFR + 2.047% (Cap N/A, Floor 2.000%)
7.373%(c)	11/15/32	380	376,502
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60	1,715	1,653,511
Series 2018-BNK11, Class A2
3.784%	03/15/61	4,162	3,982,040
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-BN16, Class A4
4.005%	02/15/52	1,800	$1,710,077
Series 2019-BN18, Class A2
3.474%	05/15/62	975	966,859
Series 2019-BN20, Class A2
2.758%	09/15/62	2,945	2,591,286
Series 2019-BN20, Class A3
3.011%	09/15/62	2,691	2,387,413
Series 2019-BN23, Class ASB
2.846%	12/15/52	2,065	1,942,244
Series 2019-BN24, Class A3
2.960%	11/15/62	1,165	1,042,319
Series 2020-BN26, Class ASB
2.313%	03/15/63	6,236	5,783,112
Series 2020-BN30, Class ASB
1.673%	12/15/53	2,500	2,235,295
Series 2022-BNK39, Class XA, IO
0.423%(cc)	02/15/55	20,352	542,164
Series 2022-BNK40, Class A4
3.393%(cc)	03/15/64	460	410,640
Series 2022-BNK44, Class A5
5.745%(cc)	11/15/55	380	399,996
Series 2023-BNK45, Class A5
5.203%	02/15/56	620	625,521
Series 2023-BNK45, Class XA, IO
0.995%(cc)	02/15/56	5,839	365,930
Series 2023-BNK46, Class D, 144A
4.000%	08/15/56	730	498,383
Series 2023-BNK46, Class XA, IO
0.617%(cc)	08/15/56	9,315	377,299
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XD, IO, 144A
1.241%(cc)	02/15/50	1,000	30,082
BANK5,
Series 2023-5YR4, Class XA, IO
0.946%(cc)	12/15/56	3,720	142,100
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
6.245%(c)	03/15/37	6,435	6,178,152
Series 2019-C03, Class XA, IO
1.309%(cc)	05/15/52	1,509	77,687
Series 2019-C04, Class A4
2.661%	08/15/52	2,849	2,596,954
Series 2021-C10, Class XA, IO
1.282%(cc)	07/15/54	23,730	1,529,845
Series 2022-C16, Class A5
4.600%(cc)	06/15/55	1,120	1,086,704
Series 2022-C18, Class A4
5.439%(cc)	12/15/55	1,320	1,357,696
Series 2022-C18, Class A5
5.710%(cc)	12/15/55	430	449,770
Series 2023-C19, Class A2A
5.756%	04/15/56	5,400	5,458,620
Series 2024-C24, Class A5
5.419%	02/15/57	1,525	1,568,671

A9

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2024-C24, Class XA, IO
1.626%(cc)	02/15/57	8,112	$888,529
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	8,500	7,973,091
Series 2019-B09, Class AAB
3.933%	03/15/52	2,049	1,993,963
Series 2020-B18, Class A4
1.672%	07/15/53	3,000	2,463,683
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,258,702
Series 2021-B27, Class A3
1.792%	07/15/54	5,000	4,323,495
Series 2021-B27, Class A4
2.103%	07/15/54	4,000	3,278,877
Series 2021-B28, Class XA, IO
1.271%(cc)	08/15/54	1,387	88,975
Series 2023-B38, Class A4
5.525%	04/15/56	450	463,796
Series 2023-B39, Class A2
6.575%(cc)	07/15/56	5,000	5,163,321
Series 2023-B39, Class XA, IO
0.574%(cc)	07/15/56	19,965	816,545
Series 2023-B40, Class XA, IO
1.153%(cc)	12/15/56	5,617	373,858
Series 2023-V03, Class A3
6.363%(cc)	07/15/56	400	418,053
BLP Commercial Mortgage Trust,
Series 2023-IND, Class A, 144A, 1 Month SOFR + 1.692% (Cap N/A, Floor 1.692%)
7.017%(c)	03/15/40	410	410,769
BPR Trust,
Series 2022-OANA, Class A, 144A, 1 Month SOFR + 1.898% (Cap N/A, Floor 1.898%)
7.223%(c)	04/15/37	540	542,703
BX Commercial Mortgage Trust,
Series 2020-VKNG, Class A, 144A, 1 Month SOFR + 1.044% (Cap N/A, Floor 0.930%)
6.369%(c)	10/15/37	2,269	2,264,961
Series 2023-VLT02, Class D, 144A, 1 Month SOFR + 4.774% (Cap N/A, Floor 4.774%)
10.099%(c)	06/15/40	1,470	1,469,997
Series 2023-VLT02, Class E, 144A, 1 Month SOFR + 5.871% (Cap N/A, Floor 5.871%)
11.196%(c)	06/15/40	1,540	1,541,085
Series 2023-XL03, Class A, 144A, 1 Month SOFR + 1.761% (Cap N/A, Floor 1.761%)
7.087%(c)	12/09/40	750	754,662
Series 2024-XL05, Class A, 144A, 1 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.692%(c)	03/15/41	620	620,312
BX Trust,
Series 2021-LBA, Class AV, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.240%(c)	02/15/36	395	393,675
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2022-CLS, Class B, 144A
6.300%	10/13/27	2,185	$2,051,916
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)
7.340%(c)	03/15/26	915	914,428
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	590	544,836
Series 2017-CD05, Class A3
3.171%	08/15/50	1,917	1,797,852
Series 2019-CD08, Class A3
2.657%	08/15/57	5,159	4,575,621
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.700%(cc)	01/10/48	1,390	35,357
Series 2016-C06, Class A2
2.950%	11/10/49	3,674	3,490,257
Series 2016-C07, Class A2
3.585%	12/10/54	2,517	2,394,618
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	4,209	4,105,806
Series 2015-P01, Class C
4.369%(cc)	09/15/48	840	784,347
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	952,947
Series 2017-C04, Class A3
3.209%	10/12/50	2,585	2,422,238
Series 2018-TBR, Class C, 144A, 1 Month SOFR + 1.714% (Cap N/A, Floor 1.350%)
7.040%(c)	12/15/36	650	644,313
Series 2019-C07, Class A4
3.102%	12/15/72	2,721	2,434,966
Series 2019-GC41, Class A4
2.620%	08/10/56	2,063	1,816,926
Series 2019-GC41, Class XA, IO
1.039%(cc)	08/10/56	29,145	1,065,024
Series 2019-GC43, Class A3
2.782%	11/10/52	3,230	2,828,939
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	2,638,213
Commercial Mortgage Trust,
Series 2014-CR17, Class XA, IO
0.771%(cc)	05/10/47	858	60
Series 2014-CR20, Class A3
3.326%	11/10/47	2,930	2,906,418
Series 2014-CR21, Class A3
3.528%	12/10/47	812	794,659
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,248	1,232,193
Series 2015-03BP, Class XA, IO, 144A
0.060%(cc)	02/10/35	42,385	23,384
Series 2015-CR22, Class A3
3.207%	03/10/48	959	936,701
Series 2015-CR25, Class XA, IO
0.787%(cc)	08/10/48	552	4,377

A10

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-CR26, Class A3
3.359%	10/10/48	3,866	$3,760,461
Series 2015-LC21, Class A3
3.445%	07/10/48	2,698	2,644,228
Series 2015-LC23, Class A3
3.521%	10/10/48	2,760	2,702,116
Series 2015-LC23, Class C
4.545%(cc)	10/10/48	1,233	1,163,189
Series 2016-COR01, Class A3
2.826%	10/10/49	2,430	2,292,816
Series 2018-COR03, Class B
4.512%(cc)	05/10/51	480	412,956
Series 2019-GC44, Class A4
2.698%	08/15/57	7,000	6,201,050
Credit Suisse European Mortgage Capital Ltd.,
Series 2020-TF, Class A
7.390%(cc)	08/09/24	4,901	4,888,244
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month SOFR + 1.027% (Cap N/A, Floor 0.980%)
6.353%(c)	05/15/36	1,244	1,243,908
Credit Suisse Mortgage Trust,
Series 2014-USA, Class F, 144A
4.373%	09/15/37	3,075	1,074,412
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	1,199	779,818
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	3,846	3,780,891
Series 2016-C06, Class XA, IO
1.856%(cc)	01/15/49	1,069	28,781
Series 2017-CX10, Class A4
3.191%	11/15/50	1,566	1,468,479
Series 2018-CX12, Class A3 (original cost $1,437,603; purchased 08/08/18)(f)
3.959%	08/15/51	1,425	1,355,475
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	66,447
DBGS Mortgage Trust,
Series 2018-C01, Class A4
4.466%	10/15/51	2,215	2,071,678
DC Trust,
Series 2024-HLTN, Class A, 144A
5.727%(cc)	04/13/28	995	996,984
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	162,408
Series 2016-C03, Class A4
2.632%	08/10/49	1,684	1,592,615
DTP Commercial Mortgage Trust,
Series 2023-STE02, Class A, 144A
5.648%(cc)	01/15/41	770	771,816
Fannie Mae-Aces,
Series 2019-M04, Class A2
3.610%	02/25/31	428	400,092
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-M14, Class X1, IO
0.556%(cc)	06/25/29	5,283	$115,882
Series 2020-M36, Class X1, IO
1.448%(cc)	09/25/34	1,241	60,307
FHLMC Multiclass Certificates,
Series 2020-RR02, Class BX, IO
1.666%(cc)	08/27/28	1,135	67,856
FHLMC Multifamily Structured Pass-Through Certificates,
Series GS-1768
—%(p)	05/01/28^	2,570	2,549,923
Series K0052, Class X1, IO
0.625%(cc)	11/25/25	24,423	199,464
Series K0055, Class X1, IO
1.334%(cc)	03/25/26	5,242	117,511
Series K0094, Class X1, IO
0.878%(cc)	06/25/29	3,927	147,117
Series K0094, Class XAM, IO
1.147%(cc)	06/25/29	4,252	222,393
Series K0095, Class XAM, IO
1.241%(cc)	06/25/29	964	53,542
Series K0097, Class X1, IO
1.090%(cc)	07/25/29	10,336	487,116
Series K0101, Class X1, IO
0.834%(cc)	10/25/29	809	30,367
Series K0106, Class X1, IO
1.318%(cc)	01/25/30	3,299	205,047
Series K0118, Class X1, IO
0.956%(cc)	09/25/30	8,054	391,093
Series K0120, Class X1, IO
1.036%(cc)	10/25/30	5,446	282,081
Series K0128, Class X1, IO
0.514%(cc)	03/25/31	9,015	252,677
Series K0136, Class X1, IO
0.397%(cc)	12/25/31	11,556	253,360
Series K0143, Class X1, IO
0.342%(cc)	04/25/55	6,987	166,664
Series K0162, Class X1, IO
0.370%(cc)	12/25/33	5,861	186,045
Series K0517, Class A2
5.355%(cc)	01/25/29	2,246	2,306,277
Series K0736, Class X1, IO
1.281%(cc)	07/25/26	3,353	74,636
Series K0737, Class X1, IO
0.629%(cc)	10/25/26	9,358	112,387
Series K0741, Class X1, IO
0.566%(cc)	12/25/27	3,380	59,559
Series K0742, Class X1, IO
0.775%(cc)	03/25/28	3,484	68,590
Series K0753, Class X1, IO
0.228%(cc)	01/01/50	7,370	115,854
Series K1517, Class X1, IO
1.323%(cc)	07/25/35	137	14,134
Series K1520, Class X1, IO
0.471%(cc)	02/25/36	2,824	106,935
Series KC05, Class X1, IO
1.225%(cc)	06/25/27	1,629	33,541

A11

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series Q001, Class XA, IO
2.104%(cc)	02/25/32	4,988	$352,538
Government National Mortgage Assoc.,
Series 2013-072, Class IO, IO
0.568%(cc)	11/16/47	2,146	30,781
Series 2013-085, Class IA, IO
0.525%(cc)	03/16/47	1,992	15,385
Series 2013-107, Class AD
2.833%(cc)	11/16/47	429	381,923
Series 2015-183, Class IO, IO
0.445%(cc)	09/16/57	2,579	56,603
Series 2017-008, Class IO, IO
0.447%(cc)	08/16/58	670	16,358
Series 2017-028, Class IO, IO
0.687%(cc)	02/16/57	560	20,215
Series 2017-041, Class IO, IO
0.584%(cc)	07/16/58	555	15,585
Series 2017-111, Class IO, IO
0.526%(cc)	02/16/59	1,041	31,015
Series 2017-145, Class IO, IO
0.505%(cc)	04/16/57	897	26,406
Series 2017-157, Class IO, IO
0.519%(cc)	12/16/59	455	15,574
Series 2020-103, Class AD
1.450%	01/16/63	694	521,944
Series 2020-109, Class AI, IO
0.838%(cc)	05/16/60	978	55,721
Series 2020-184, Class IO, IO
0.912%(cc)	11/16/60	3,157	198,032
Series 2021-14, Class IO, IO
1.325%(cc)	06/16/63	2,652	248,612
Series 2021-37, Class IO, IO
0.805%(cc)	01/16/61	6,588	386,498
Series 2021-60, Class IO, IO
0.826%(cc)	05/16/63	1,271	76,195
Series 2021-68, Class IO, IO
0.871%(cc)	10/16/62	1,507	92,514
Series 2022-003, Class B
1.850%	02/16/61	1,000	496,271
Series 2022-003, Class IO, IO
0.640%(cc)	02/16/61	2,112	103,519
Series 2022-059, Class IO, IO
0.571%(cc)	02/16/62	3,378	162,839
Series 2022-113, Class Z
2.000%	09/16/61	3,521	1,924,396
Series 2022-216, Class IO, IO
0.749%(cc)	07/16/65	1,486	95,679
Series 2022-220, Class E
3.000%(cc)	10/16/64	500	370,185
Series 2023-092, Class AH
2.000%	06/16/64	900	693,439
Series 2023-179, Class IO, IO
0.611%(cc)	09/16/63	8,239	334,125
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	461,405
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2024-70P, Class A, 144A
5.133%(cc)	03/10/41	4,560	$4,519,281
Series 2024-70P, Class E, 144A
8.666%(cc)	03/10/41	920	933,571
GS Mortgage Securities Corp. Trust,
Series 2018-SRP5, Class A, 144A, 1 Month SOFR + 1.847% (Cap N/A, Floor 1.300%)
7.173%(c)	09/15/31	2,356	1,533,368
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	875	866,027
Series 2015-GS01, Class A3
3.734%	11/10/48	110	105,993
Series 2019-GC38, Class AAB
3.835%	02/10/52	3,177	3,066,059
Series 2019-GC42, Class A3
2.749%	09/10/52	4,520	4,012,588
Series 2020-GC45, Class A5
2.911%	02/13/53	1,239	1,094,648
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, 144A, 1 Month SOFR + 2.245% (Cap N/A, Floor 2.245%)
7.570%(c)	10/15/39	2,150	2,147,978
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	320	317,210
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class ASB
3.657%	09/15/47	69	68,476
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	3,000	2,774,091
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	397,732
Series 2019-MFP, Class F, 144A, 1 Month SOFR + 3.047% (Cap N/A, Floor 3.000%)
8.373%(c)	07/15/36	500	480,032
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,000	1,886,671
LAQ Mortgage Trust,
Series 2023-LAQ, Class A, 144A, 1 Month SOFR + 2.091% (Cap N/A, Floor 2.091%)
7.417%(c)	03/15/36	296	296,451
Life Mortgage Trust,
Series 2021-BMR, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.139%(c)	03/15/38	2,939	2,906,317
Med Trust,
Series 2021-MDLN, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
6.389%(c)	11/15/38	1,662	1,657,869
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A4
3.526%	12/15/47	400	393,655

A12

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-C26, Class ASB
3.323%	10/15/48	342	$336,225
Series 2016-C32, Class XA, IO
0.647%(cc)	12/15/49	4,385	64,492
Series 2017-C34, Class A4
3.536%	11/15/52	4,400	4,097,562
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	750	710,316
Series 2017-H01, Class XD, IO, 144A
2.145%(cc)	06/15/50	700	39,289
Series 2019-H07, Class A3
3.005%	07/15/52	1,095	986,149
Series 2019-L02, Class A4
4.071%	03/15/52	252	237,087
MSWF Commercial Mortgage Trust,
Series 2023-02, Class A5
6.014%(cc)	12/15/56	870	930,724
Series 2023-02, Class XA, IO
0.907%(cc)	12/15/56	7,058	467,317
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	294,687
NJ Trust,
Series 2023-GSP, Class A, 144A
6.481%(cc)	01/06/29	2,560	2,675,044
NRTH Mortgage Trust,
Series 2024-PARK, Class A, 144A, 1 Month SOFR + 1.641% (Cap N/A, Floor 1.641%)
6.941%(c)	03/15/41	930	931,164
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.000%(cc)	02/10/32	10,119	10
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,078	1,014,208
SHOW Trust,
Series 2022-BIZ, Class A, 144A, 1 Month SOFR + 2.984% (Cap N/A, Floor 2.984%)
8.302%(c)	01/15/27	1,250	1,178,192
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	500	413,282
TYSN Mortgage Trust,
Series 2023-CRNR, Class A, 144A
6.580%(cc)	12/10/33	3,465	3,621,062
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50	800	747,197
Series 2017-C05, Class A4
3.212%	11/15/50	2,687	2,523,452
Series 2017-C06, Class A4
3.320%	12/15/50	2,733	2,577,603
Series 2018-C12, Class A4 (original cost $2,403,112; purchased 08/03/18)(f)
4.030%	08/15/51	2,382	2,278,591
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C16, Class A3
3.344%	04/15/52	2,063	$1,915,892
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50	3,196	3,103,173
Series 2016-LC24, Class A3
2.684%	10/15/49	2,333	2,214,221
Series 2016-NXS05, Class A5
3.372%	01/15/59	1,416	1,362,113
Series 2017-C38, Class A4
3.190%	07/15/50	2,159	2,042,274
Series 2017-C41, Class A3
3.210%	11/15/50	3,196	2,997,888
Series 2018-1745, Class A, 144A
3.749%(cc)	06/15/36	150	131,114
Series 2019-C49, Class A3
3.749%	03/15/52	2,713	2,637,787
Series 2019-C52, Class A4
2.643%	08/15/52	1,296	1,159,400
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	800	759,207

Total Commercial Mortgage-Backed Securities (cost $276,855,523)			259,356,417
Corporate Bonds — 31.5%
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	1,225	1,229,328
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	651	609,614
2.700%	02/01/27	51	46,981
2.800%	03/01/27	369	341,453
3.100%	05/01/26	38	36,085
3.200%	03/01/29	612	547,095
3.250%	02/01/35	449	353,713
3.550%	03/01/38	151	113,869
3.750%	02/01/50	141	98,096
3.825%	03/01/59	945	628,970
3.900%	05/01/49	66	47,031
4.875%	05/01/25	1,395	1,379,529
5.150%	05/01/30	720	696,781
5.705%	05/01/40	213	203,879
5.805%	05/01/50	845	799,196
5.930%	05/01/60	4,005	3,751,224
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
6.950%	01/17/28	200	207,312
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/40	35	31,682
4.250%	04/01/50	253	220,910

A13

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	89	$85,119
5.050%	06/01/29	1,295	1,290,742
5.054%	04/27/45	106	99,702
5.350%	06/01/34	1,520	1,518,617
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32	220	206,629
4.150%	06/15/53	920	775,679
4.500%	05/15/36	234	222,410
5.200%	02/15/64	150	148,465
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	63	61,814
3.250%	01/15/28	395	373,252
5.150%	05/01/40	510	500,026
5.250%	05/01/50(a)	1,333	1,304,787
RTX Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	369	315,243
3.030%	03/15/52	380	251,615
3.150%	12/15/24	20	19,605
3.950%	08/16/25	282	277,379
4.125%	11/16/28	278	269,072
4.500%	06/01/42	405	361,652
5.750%	11/08/26	1,775	1,803,048
6.000%	03/15/31	340	357,487
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/29	140	140,428
6.625%	03/01/32	160	161,645
7.125%	12/01/31	330	340,397
			22,227,561
Agriculture — 0.8%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	10	9,677
2.450%	02/04/32	455	369,507
3.875%	09/16/46	278	207,929
4.800%	02/14/29	49	48,508
5.800%	02/14/39	1,096	1,111,674
5.950%	02/14/49	68	69,185
6.200%	02/14/59	155	159,890
6.875%	11/01/33	4,390	4,774,503
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
2.900%	03/01/32	620	534,763
4.500%	08/15/33	515	498,091
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	118	111,670
4.540%	08/15/47	949	731,345
5.834%	02/20/31	1,315	1,330,592
6.000%	02/20/34	620	627,562
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	11/10/31	2,215	$1,814,833
4.000%	06/22/32	725	672,674
4.750%	04/24/33	235	230,213
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	409	347,444
4.500%	03/20/42	117	102,270
4.875%	02/15/28	1,289	1,286,226
4.875%	02/13/29	210	208,848
5.125%	11/17/27	1,545	1,552,900
5.125%	02/15/30	8,820	8,822,276
5.125%	02/13/31	930	924,163
5.250%	02/13/34	170	168,417
5.375%	02/15/33	985	991,999
5.625%	09/07/33	1,405	1,437,665
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	1,345	1,307,664
6.150%	09/15/43	483	480,613
7.000%	08/04/41	264	275,389
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	637	590,121
			31,798,611
Airlines — 0.2%
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	113	106,875
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	109	102,370
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	197	180,858
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/29	290	306,256
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	477	473,532
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	130	128,127
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	743	734,537
4.750%	10/20/28	1,168	1,141,720
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	504	507,376
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25(a)	757	571,571

A14

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	517	$516,118
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	127	122,836
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	92	86,555
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	76	69,867
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	665	602,459
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	117	107,315
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	300	257,224
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	557	538,650
4.625%	04/15/29	1,108	1,030,767
			7,585,013
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	502	489,231
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	134	126,924
3.250%	03/27/40	931	748,591
Tapestry, Inc.,
Sr. Unsec’d. Notes
7.050%	11/27/25	415	423,629
7.700%	11/27/30	305	325,424
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	105	104,202
			2,218,001
Auto Manufacturers — 0.5%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
3.500%	04/07/25(a)	4,750	4,651,479
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	770	640,907
6.100%	08/19/32	360	364,558
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	1,305	1,179,344
2.900%	02/10/29	200	176,388
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
3.815%	11/02/27	280	$262,357
4.000%	11/13/30	987	881,923
4.271%	01/09/27	200	192,361
4.950%	05/28/27	1,330	1,297,941
7.350%	03/06/30	300	319,871
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,736	1,646,583
5.150%	04/01/38	176	165,255
5.600%	10/15/32(a)	230	232,709
5.950%	04/01/49	52	51,198
6.125%	10/01/25	122	123,058
6.250%	10/02/43	990	1,011,885
6.600%	04/01/36	50	53,153
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	01/15/25	818	807,175
4.000%	10/06/26	149	144,396
4.300%	07/13/25	538	529,661
4.350%	04/09/25	512	505,696
4.350%	01/17/27	186	181,658
Sr. Unsec’d. Notes
2.900%	02/26/25	159	155,075
5.000%	04/09/27	500	496,470
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.250%	01/08/27	2,290	2,289,768
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.345%	09/17/27	2,188	2,082,237
			20,443,106
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	51	50,681
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)	617	545,163
			595,844
Banks — 10.1%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A, MTN
4.750%	07/28/25	231	227,716
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
5.871%(ff)	03/28/35	200	200,152
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
2.746%	05/28/25	1,000	966,709
4.175%(ff)	03/24/28	200	192,466
5.538%(ff)	03/14/30	2,000	2,000,658
Sr. Preferred Notes
3.892%	05/24/24	4,400	4,389,286

A15

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
6.350%	03/14/34	800	$799,380
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	2,264	2,266,620
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	3,787	3,099,784
2.572%(ff)	10/20/32	1,317	1,090,624
2.592%(ff)	04/29/31	8,516	7,341,863
2.687%(ff)	04/22/32	5,915	5,000,060
3.841%(ff)	04/25/25	640	639,155
4.571%(ff)	04/27/33	1,300	1,234,569
5.202%(ff)	04/25/29	755	755,794
5.468%(ff)	01/23/35(a)	815	821,016
5.933%(ff)	09/15/27	1,375	1,393,660
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	282	268,086
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26	380	361,196
1.898%(ff)	07/23/31	11,123	9,131,620
1.922%(ff)	10/24/31	920	750,169
2.496%(ff)	02/13/31	1,402	1,206,584
2.972%(ff)	02/04/33	1,356	1,150,457
3.194%(ff)	07/23/30	1,496	1,357,762
3.824%(ff)	01/20/28	912	878,352
3.970%(ff)	03/05/29	974	931,180
3.974%(ff)	02/07/30	623	590,451
4.083%(ff)	03/20/51	335	275,222
4.271%(ff)	07/23/29	211	203,405
4.330%(ff)	03/15/50	517	443,404
4.376%(ff)	04/27/28	1,505	1,469,433
5.000%	01/21/44	1,003	970,605
Sub. Notes, MTN
4.000%	01/22/25	895	882,419
4.250%	10/22/26	132	129,181
4.450%	03/03/26	331	326,206
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25	613	589,941
2.650%	03/08/27(a)	3,200	2,994,380
Sub. Notes
3.803%(ff)	12/15/32	228	212,141
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
4.975%(ff)	03/14/30(a)	765	765,357
5.188%(ff)	03/14/35	1,010	1,005,481
6.317%(ff)	10/25/29	2,580	2,722,883
Bank of New Zealand (New Zealand),
Sr. Unsec’d. Notes, 144A
2.285%	01/27/27(a)	3,235	2,988,479
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	06/11/25	270	257,326
2.951%	03/11/27	4,540	4,288,055
Sub. Notes
4.588%(ff)	05/04/37	270	244,764
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	440	$431,568
5.690%(ff)	03/12/30	6,440	6,475,868
6.490%(ff)	09/13/29	940	975,844
7.385%(ff)	11/02/28	1,065	1,127,348
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	304	297,796
Sub. Notes
5.088%(ff)	06/20/30	1,572	1,512,560
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
8.000%(ff)	08/22/31(oo)	500	508,750
8.500%(ff)	08/14/28(a)(oo)	550	574,062
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	3,497	3,249,012
2.219%(ff)	06/09/26	397	381,642
2.591%(ff)	01/20/28	1,433	1,326,754
2.871%(ff)	04/19/32	965	816,085
3.132%(ff)	01/20/33	1,650	1,404,446
4.400%	08/14/28	530	511,720
5.198%(ff)	01/10/30(a)	728	723,968
Sr. Preferred Notes, 144A
5.125%(ff)	01/13/29	1,490	1,488,008
5.176%(ff)	01/09/30	460	459,268
5.335%(ff)	06/12/29	1,170	1,175,906
5.894%(ff)	12/05/34	2,925	3,049,727
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33(a)	850	803,993
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.716%(ff)	01/18/30	1,155	1,158,027
6.714%(ff)	10/19/29(a)	3,470	3,628,617
7.003%(ff)	10/19/34	2,925	3,179,327
Sub. Notes, 144A
5.150%	07/21/24	217	216,270
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.673%(ff)	03/15/30	1,270	1,268,366
Citigroup, Inc.,
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(oo)	823	823,367
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	113	110,551
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	3,777	3,146,293
2.572%(ff)	06/03/31	4,598	3,930,308
3.106%(ff)	04/08/26	492	479,664
3.668%(ff)	07/24/28	948	901,422
3.785%(ff)	03/17/33	1,500	1,340,019
3.887%(ff)	01/10/28	1,057	1,019,063
4.650%	07/30/45	458	413,674
4.650%	07/23/48	130	117,639
4.658%(ff)	05/24/28	1,965	1,935,317
4.910%(ff)	05/24/33	530	511,006
5.174%(ff)	02/13/30	3,005	2,991,019

A16

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
8.125%	07/15/39	150	$192,226
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28	4,250	3,998,218
Sub. Notes
4.400%	06/10/25	559	551,250
4.450%	09/29/27	964	937,485
4.600%	03/09/26	225	221,518
4.750%	05/18/46	192	170,764
5.300%	05/06/44	271	264,132
5.500%	09/13/25	541	540,928
6.125%	08/25/36	558	578,561
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.841%(ff)	01/23/30	830	828,708
Cooperatieve Rabobank UA (Netherlands),
Sr. Non-Preferred Notes, 144A
3.649%(ff)	04/06/28	640	607,860
3.758%(ff)	04/06/33	310	275,933
Sr. Non-Preferred Notes, 144A, MTN
1.339%(ff)	06/24/26	927	880,380
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26	580	554,381
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.950%	04/09/25	540	525,553
5.000%	07/09/27	1,070	1,058,815
7.500%	02/15/28	1,090	1,174,905
7.950%	01/09/25	1,060	1,076,741
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
3.244%(ff)	12/20/25	1,100	1,075,040
5.705%(ff)	03/01/30	670	674,650
Sr. Preferred Notes, 144A, MTN
6.259%(ff)	09/22/26	200	201,950
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	1,825	1,719,754
2.311%(ff)	11/16/27	545	497,710
3.961%(ff)	11/26/25	701	691,041
6.720%(ff)	01/18/29	930	961,819
6.819%(ff)	11/20/29	715	746,775
Sr. Non-Preferred Notes, SOFR + 1.219%
6.574%(c)	11/16/27	715	707,603
Sr. Preferred Notes
4.162%	05/13/25	1,095	1,078,589
Sub. Notes
3.742%(ff)	01/07/33	930	764,283
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	04/26/29	1,305	1,300,310
Fifth Third Bancorp,
Sr. Unsec’d. Notes
5.631%(ff)	01/29/32	265	265,397
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month SOFR + 1.029% (Cap N/A, Floor 4.000%)
6.370%(c)	04/29/24(oo)	84	$70,738
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	9,695	8,978,240
1.948%(ff)	10/21/27	190	174,673
2.383%(ff)	07/21/32	3,355	2,750,198
2.615%(ff)	04/22/32	4,379	3,672,786
2.640%(ff)	02/24/28	4,335	4,036,831
2.908%(ff)	07/21/42	165	118,523
3.500%	04/01/25	360	353,286
3.500%	11/16/26	940	900,772
3.615%(ff)	03/15/28	1,645	1,573,497
3.750%	02/25/26	266	259,747
3.850%	01/26/27	803	778,512
4.223%(ff)	05/01/29	521	501,363
4.482%(ff)	08/23/28	3,917	3,831,905
6.250%	02/01/41	629	684,359
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	351	349,228
Sub. Notes
4.250%	10/21/25	872	856,382
5.150%	05/22/45	146	141,017
6.750%	10/01/37	2,236	2,439,064
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26	234	224,280
2.206%(ff)	08/17/29	3,285	2,875,170
2.804%(ff)	05/24/32	989	827,911
2.848%(ff)	06/04/31	417	359,316
5.402%(ff)	08/11/33	2,275	2,264,275
5.887%(ff)	08/14/27	1,655	1,670,429
6.161%(ff)	03/09/29	735	753,693
Sub. Notes
4.250%	08/18/25	618	605,192
4.762%(ff)	03/29/33	630	583,684
7.399%(ff)	11/13/34	455	496,246
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.443%(ff)	08/04/28(a)	3,360	3,241,940
6.208%(ff)	08/21/29	390	399,389
Huntington National Bank (The),
Sr. Unsec’d. Notes
4.008%(ff)	05/16/25	2,530	2,520,439
5.650%	01/10/30	1,595	1,604,767
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A
7.778%(ff)	06/20/54	275	291,599
Sr. Preferred Notes, 144A
7.800%	11/28/53	1,535	1,734,610
Sub. Notes, 144A, MTN
5.017%	06/26/24	3,859	3,846,204
5.710%	01/15/26	300	297,216

A17

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,259	$1,255,315
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27	2,540	2,355,494
1.953%(ff)	02/04/32	620	504,834
2.083%(ff)	04/22/26	696	670,877
2.182%(ff)	06/01/28	462	422,818
2.522%(ff)	04/22/31	2,319	2,006,250
2.525%(ff)	11/19/41	1,589	1,109,711
2.545%(ff)	11/08/32	995	827,393
2.580%(ff)	04/22/32	655	552,964
2.739%(ff)	10/15/30	508	449,922
2.947%(ff)	02/24/28	4,250	3,993,277
2.963%(ff)	01/25/33	7,715	6,589,279
3.300%	04/01/26	615	595,521
3.540%(ff)	05/01/28	2,554	2,439,938
3.702%(ff)	05/06/30	62	58,081
3.782%(ff)	02/01/28	1,936	1,864,528
3.897%(ff)	01/23/49	407	331,530
3.960%(ff)	01/29/27	1,242	1,212,955
4.005%(ff)	04/23/29	5,020	4,809,358
4.080%(ff)	04/26/26	1,320	1,299,820
4.203%(ff)	07/23/29	1,014	977,882
4.452%(ff)	12/05/29	575	560,610
4.586%(ff)	04/26/33	40	38,295
5.299%(ff)	07/24/29	1,945	1,959,585
5.336%(ff)	01/23/35	3,825	3,838,672
6.070%(ff)	10/22/27	1,190	1,214,111
Sub. Notes
3.875%	09/10/24	6	5,951
4.250%	10/01/27	337	329,411
4.950%	06/01/45	116	110,118
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	205	205,559
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	03/22/28	624	604,381
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34(a)	2,875	2,673,058
7.413%(ff)	10/30/29	2,090	2,204,698
Sub. Notes
4.000%	07/15/24(a)	550	545,726
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
4.700%	01/27/28	2,915	2,809,773
5.400%	11/21/25	2,550	2,527,378
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.837%(ff)	04/17/26	380	373,041
4.080%(ff)	04/19/28	390	378,817
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	469	452,882
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.210%(ff)	04/20/28	1,325	$1,287,483
5.123%(ff)	02/01/29	360	359,235
5.449%(ff)	07/20/29	585	590,036
6.407%(ff)	11/01/29	1,250	1,310,440
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	356	290,308
2.699%(ff)	01/22/31	5,476	4,785,750
3.772%(ff)	01/24/29	377	358,742
3.875%	01/27/26	664	648,702
4.000%	07/23/25	110	108,195
4.431%(ff)	01/23/30	4,426	4,283,636
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	10,610	8,482,656
2.188%(ff)	04/28/26	847	817,300
2.511%(ff)	10/20/32	220	181,788
2.630%(ff)	02/18/26	4,260	4,147,011
3.591%(ff)	07/22/28	428	406,878
3.622%(ff)	04/01/31	1,080	991,092
5.164%(ff)	04/20/29	1,975	1,973,751
Sub. Notes, GMTN
4.350%	09/08/26	1,455	1,423,546
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29	614	600,769
5.516%(ff)	09/30/28	3,800	3,803,629
Norinchukin Bank (The) (Japan),
Sr. Unsec’d. Notes, 144A
5.430%	03/09/28(a)	1,830	1,850,459
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.300%(ff)	01/21/28(a)	1,100	1,101,017
5.582%(ff)	06/12/29	570	577,008
5.676%(ff)	01/22/35	805	812,620
5.812%(ff)	06/12/26	220	220,796
6.037%(ff)	10/28/33	580	599,881
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
5.150%	02/01/34	350	349,785
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25(a)	252	240,263
3.875%	05/04/32	440	405,298
Sr. Unsec’d. Notes, Series I, MTN
2.050%	01/21/27(a)	3,260	3,009,681
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	980	904,981
Sr. Non-Preferred Notes, 144A
2.226%(ff)	01/21/26	3,295	3,193,002
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27	3,650	3,341,969
Sub. Notes, 144A, MTN
6.221%(ff)	06/15/33(a)	5,295	5,291,360
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.767%(ff)	11/16/28(a)	1,505	1,607,058

A18

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28	4,320	$4,002,914
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 1 Month LIBOR + 4.500%
9.942%(c)	09/30/24	7,527	7,493,543
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	401	381,990
2.800%	03/10/27	4,540	4,267,288
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
6.047%(ff)	06/08/27	270	273,617
7.161%(ff)	10/30/29	840	896,119
U.S. Bancorp,
Sr. Unsec’d. Notes
5.775%(ff)	06/12/29	520	529,142
5.836%(ff)	06/12/34	170	173,305
Sr. Unsec’d. Notes, MTN
2.215%(ff)	01/27/28	4,365	4,025,720
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.750%(ff)	04/12/31(oo)	200	205,785
9.250%(ff)	11/13/28(oo)	1,020	1,102,875
Sr. Unsec’d. Notes
4.550%	04/17/26	350	344,148
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	795	734,444
2.193%(ff)	06/05/26	2,721	2,603,501
2.746%(ff)	02/11/33	330	269,278
3.091%(ff)	05/14/32	827	700,882
4.194%(ff)	04/01/31	2,571	2,383,075
4.253%	03/23/28	607	583,794
5.428%(ff)	02/08/30(a)	2,250	2,250,827
6.246%(ff)	09/22/29	1,065	1,097,404
6.442%(ff)	08/11/28	1,705	1,755,753
6.537%(ff)	08/12/33	3,320	3,490,150
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,154	1,111,648
3.000%	10/23/26	1,290	1,221,425
5.389%(ff)	04/24/34	545	540,915
5.499%(ff)	01/23/35	2,175	2,179,235
6.303%(ff)	10/23/29	525	546,938
6.491%(ff)	10/23/34	695	745,997
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	8,461	7,746,044
2.572%(ff)	02/11/31	270	232,652
2.879%(ff)	10/30/30	1,452	1,283,662
3.350%(ff)	03/02/33	4,120	3,572,348
4.808%(ff)	07/25/28	3,835	3,778,968
4.897%(ff)	07/25/33	1,900	1,829,569
5.013%(ff)	04/04/51	1,553	1,459,300
5.557%(ff)	07/25/34	30	30,139
5.574%(ff)	07/25/29	4,405	4,455,458
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
5.606%	01/15/44	696	$686,001
Sub. Notes, GMTN
4.900%	11/17/45	633	570,187
Sub. Notes, MTN
4.400%	06/14/46	223	185,522
4.750%	12/07/46	888	777,463
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37	2,103	2,186,608
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
5.457%	11/18/27	2,520	2,569,737
			399,260,393
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	21	20,521
4.900%	02/01/46	1,568	1,489,794
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	214	199,245
4.000%	04/13/28	220	214,635
4.350%	06/01/40	1,274	1,155,631
4.750%	01/23/29	755	754,482
5.550%	01/23/49	190	198,216
Bacardi Ltd./Bacardi-Martini BV (Bermuda),
Sr. Unsec’d. Notes, 144A
5.250%	01/15/29	190	188,700
5.400%	06/15/33	475	471,225
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.500%	06/01/40	20	14,519
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
5.000%	02/02/26	1,560	1,550,508
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	73	68,832
			6,326,308
Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	146	129,128
5.250%	03/02/30	425	431,705
5.250%	03/02/33	4,925	4,966,857
5.750%	03/02/63	955	974,233
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.050%	04/27/29	385	368,895
4.250%	04/27/32	750	714,183

A19

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.750%	03/01/46	213	$195,665
5.250%	10/15/33(a)	2,485	2,535,967
Royalty Pharma PLC,
Gtd. Notes
2.150%	09/02/31(a)	1,235	993,577
2.200%	09/02/30	2,230	1,851,225
			13,161,435
Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	73	54,466
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	34	32,443
5.000%	02/15/27	81	78,582
			165,491
Chemicals — 0.3%
Celanese US Holdings LLC,
Gtd. Notes
6.050%	03/15/25	879	880,794
6.165%	07/15/27(a)	2,600	2,648,273
6.550%	11/15/30	1,265	1,331,947
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	405	376,111
MEGlobal BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	409	392,896
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	378	375,165
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.950%	11/07/25	1,710	1,724,310
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	344	291,138
4.500%	10/22/25	411	400,725
5.125%	06/23/51	341	256,922
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26	599	547,121
2.875%	05/11/31(a)	758	628,192
RPM International, Inc.,
Sr. Unsec’d. Notes
2.950%	01/15/32	605	511,862
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28(a)	470	447,675
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		1,959	$1,682,455
				12,495,586
Coal — 0.0%
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	08/15/40		54	54,282
Commercial Services — 0.2%
Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A
5.800%	04/15/34		625	624,577
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	509	529,743
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		775	738,877
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		1,184	1,128,128
7.000%	10/15/37		425	484,940
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		715	675,191
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		457	445,179
4.950%	08/15/27		1,630	1,618,152
Pelabuhan Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.250%	05/05/25		200	196,900
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27		253	262,476
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		260	226,596
4.875%	01/15/28(a)		417	405,540
5.250%	01/15/30		624	608,643
Gtd. Notes, 144A
6.125%	03/15/34(a)		1,420	1,422,109
Sec’d. Notes
3.875%	11/15/27		69	65,295
				9,432,346
Computers — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.200%	02/09/27		3,210	2,982,486
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27		780	746,565
3.375%	03/24/29		1,825	1,698,019
3.625%	03/24/32		400	360,467

A20

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Cosmetics/Personal Care (cont’d.)
Kenvue, Inc.,
Gtd. Notes
4.900%	03/22/33	490	$489,906
5.500%	03/22/25(a)	1,795	1,798,532
			5,093,489
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,156	1,073,614
3.000%	10/29/28	829	749,659
3.300%	01/30/32	460	394,109
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25	272	265,056
5.300%	02/01/28	400	400,525
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	435	402,093
Sr. Unsec’d. Notes
3.375%	05/03/24	40	39,920
4.050%	05/03/29	470	455,918
5.850%	11/05/27	2,535	2,610,911
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	4,042	4,037,007
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.878%(ff)	11/02/27	1,365	1,248,650
2.636%(ff)	03/03/26	4,270	4,149,800
3.273%(ff)	03/01/30	500	450,463
4.927%(ff)	05/10/28	1,090	1,075,855
5.247%(ff)	07/26/30	1,020	1,004,524
6.312%(ff)	06/08/29	1,425	1,464,401
7.624%(ff)	10/30/31	1,870	2,065,578
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
5.875%	08/24/26	880	894,584
6.136%(ff)	08/24/34	180	188,123
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A
0.500%	09/16/24	1,575	1,539,938
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34	400	453,093
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.100%	06/15/30	4,540	3,853,290
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.500%	01/20/43	213	223,451
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43(a)	127	123,146
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50	97	$80,416
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)	195	192,573
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,497	1,241,213
2.999%	01/22/32(a)	906	763,540
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
1.100%	03/26/26	1,245	1,152,718
OneMain Finance Corp.,
Gtd. Notes
6.875%	03/15/25	350	353,693
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	473	431,178
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	287,063
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24	200	198,950
Synchrony Financial,
Sr. Unsec’d. Notes
4.875%	06/13/25	3,315	3,266,177
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50	2,330	1,475,633
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45	851	767,948
			39,374,810
Electric — 3.5%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	546	521,165
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	5,000	4,166,172
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	65,991
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	462	342,815
3.750%	03/01/45	187	148,184
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.750%	11/01/27(a)	2,550	2,607,745
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	482	435,735

A21

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.550%	08/01/33	620	$627,032
6.350%	12/15/32	1,035	1,104,199
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	401	396,930
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	39	36,121
5.000%	02/01/31	60	55,192
5.125%	03/15/28	1,253	1,201,869
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	266	225,611
General Ref. Mortgage
3.950%	03/01/48	366	298,211
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	710	619,579
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	1,355	931,300
5.500%	03/15/34	525	542,611
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30	194	178,913
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	151	122,867
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/32(a)	5,223	5,257,092
7.000%	06/15/38	592	651,604
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	1,357	1,234,774
Sr. Unsec’d. Notes, Series E
6.300%	03/15/33	75	79,014
Duke Energy Carolinas LLC,
First Mortgage
3.700%	12/01/47	161	122,262
3.950%	03/15/48	142	113,272
First Ref. Mortgage
3.750%	06/01/45	187	145,674
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	520	448,454
2.550%	06/15/31	7,379	6,219,840
4.300%	03/15/28	1,100	1,074,634
4.500%	08/15/32	2,220	2,107,297
4.850%	01/05/29	1,735	1,719,910
5.000%	08/15/52	490	444,412
Duke Energy Florida LLC,
First Mortgage
5.875%	11/15/33	1,060	1,120,855
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	225	227,427
5.550%	03/15/54	630	628,714
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	419	$320,912
Edison International,
Sr. Unsec’d. Notes
4.125%	03/15/28	410	393,043
4.950%	04/15/25	458	454,109
5.250%	11/15/28	455	454,098
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.375%	07/12/26	4,210	3,852,531
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	2,084	1,525,762
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	551	527,582
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	561	460,011
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	1,975	1,763,953
Eversource Energy,
Sr. Unsec’d. Notes
3.375%	03/01/32	1,430	1,244,807
4.600%	07/01/27	1,595	1,569,079
5.125%	05/15/33	1,995	1,956,033
5.450%	03/01/28(a)	2,100	2,126,253
5.500%	01/01/34(a)	875	875,603
5.950%	02/01/29	830	856,609
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28(a)	450	450,616
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	120	114,483
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	1,300	1,270,644
4.950%	05/17/33	845	833,533
5.250%	03/15/34	730	737,396
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	498	463,296
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	1,290	1,140,709
MidAmerican Energy Co.,
First Mortgage
4.400%	10/15/44	1,400	1,215,695
4.800%	09/15/43	1,105	1,039,042
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	116,363

A22

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43	2,500	$2,386,544
5.850%	02/15/34	825	847,178
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.602%	06/12/28	270	274,965
National Rural Utilities Cooperative Finance Corp.,
Sec’d. Notes
4.150%	12/15/32	1,640	1,521,431
5.800%	01/15/33	325	338,680
Sr. Unsec’d. Notes, GMTN
5.000%	02/07/31(a)	1,255	1,245,578
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	3,595	3,060,644
4.625%	07/15/27	960	947,619
6.051%	03/01/25	665	667,564
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	558	554,943
Gtd. Notes, 144A
3.375%	02/15/29	123	109,400
3.625%	02/15/31	503	434,259
3.875%	02/15/32(a)	480	411,848
Oglethorpe Power Corp.,
First Mortgage
5.050%	10/01/48	1,380	1,241,842
Ohio Edison Co.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/33	650	647,404
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	328	258,203
5.000%	06/01/33	1,820	1,785,609
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.650%	11/15/33	1,165	1,212,379
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	754	678,974
2.500%	02/01/31	2,220	1,847,823
3.300%	08/01/40	82	60,221
4.550%	07/01/30	3,155	2,999,683
4.950%	07/01/50	1,496	1,288,744
5.450%	06/15/27	6,467	6,487,631
6.100%	01/15/29	530	546,000
6.150%	01/15/33	1,245	1,285,562
6.400%	06/15/33	2,160	2,276,302
Sr. Sec’d. Notes
3.250%	06/01/31	484	420,034
PacifiCorp,
First Mortgage
5.350%	12/01/53	2,725	2,535,793
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	136	$106,467
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	232	222,885
PPL Capital Funding, Inc.,
Gtd. Notes
4.125%	04/15/30	475	449,243
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	2,427	2,751,074
Public Service Electric & Gas Co.,
First Mortgage, MTN
5.450%	03/01/54(a)	860	885,873
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.200%	04/01/29	535	535,230
5.450%	04/01/34	330	330,614
5.850%	11/15/27	1,780	1,823,529
6.125%	10/15/33(a)	870	913,931
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30	1,963	1,792,715
4.224%	03/15/32	122	110,557
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41	240	196,284
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	999	849,983
3.650%	02/01/50	1,845	1,368,056
4.900%	06/01/26	495	492,644
5.150%	06/01/29	1,115	1,119,022
5.200%	06/01/34	3,260	3,227,144
5.750%	04/15/54	210	212,695
5.950%	11/01/32	235	246,396
First Mortgage, Series D
4.700%	06/01/27	2,180	2,155,831
First Ref. Mortgage
4.000%	04/01/47	734	581,401
Southern Co. (The),
Jr. Sub. Notes
5.113%	08/01/27	2,150	2,151,022
Sr. Unsec’d. Notes
4.850%	06/15/28	685	681,753
5.200%	06/15/33	2,195	2,195,038
5.700%	03/15/34	2,390	2,466,600
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	215	200,533
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
5.300%	04/01/33	1,025	1,011,962

A23

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.450%	06/15/49	242	$207,236
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.000%	04/01/33	2,125	2,096,868
5.000%	01/15/34	1,735	1,705,303
5.350%	01/15/54	380	372,188
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	845	818,781
5.625%	02/15/27	729	717,769
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,750	2,728,285
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes
5.375%	03/30/34	1,070	1,076,701
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	735	691,735
			139,851,844
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	03/01/35	640	642,087
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	644	543,576
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	545	511,108
4.250%	10/31/26	1,386	1,338,571
			2,393,255
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)	80	80,785
7.000%	02/15/30	610	626,218
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27	190	181,299
4.054%	03/15/29	270	252,879
4.279%	03/15/32(a)	2,400	2,145,095
5.050%	03/15/42(a)	1,390	1,192,453
5.141%	03/15/52	925	768,109
6.412%	03/15/26	40	40,001
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31	280	289,853
			5,576,692
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		260	$266,500
Waste Connections, Inc.,
Sr. Unsec’d. Notes
5.000%	03/01/34		400	396,147
				662,647
Foods — 0.4%
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	1,666	1,977,439
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,002	1,136,626
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.850%	11/01/28(a)		2,055	2,032,274
5.300%	10/01/26		1,940	1,942,159
General Mills, Inc.,
Sr. Unsec’d. Notes
5.241%	11/18/25		655	653,217
Hormel Foods Corp.,
Sr. Unsec’d. Notes
4.800%	03/30/27		1,590	1,588,177
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		191	173,823
6.500%	02/09/40		1,270	1,381,723
6.875%	01/26/39		6	6,780
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		505	422,250
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25		639	613,006
2.625%	03/17/27		3,190	2,988,382
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31		353	318,419
Sysco Corp.,
Gtd. Notes
5.750%	01/17/29		815	838,838
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/29		205	206,934
5.700%	03/15/34		750	759,546
				17,039,593
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25		758	780,124
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		2,438	2,153,059

A24

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Forest Products & Paper (cont’d.)
Gtd. Notes, Series DM3N
3.125%	01/15/32	291	$241,439
			3,174,622
Gas — 0.5%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.757%	03/16/32	240	210,920
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A
4.632%	08/05/27(a)	3,170	3,075,798
4.866%	08/05/32	3,020	2,805,036
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	251	260,779
KeySpan Gas East Corp.,
Sr. Unsec’d. Notes, 144A
5.994%	03/06/33	570	577,629
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	460	367,695
3.600%	05/01/30	3,575	3,296,045
5.350%	04/01/34	1,305	1,296,617
5.400%	06/30/33(a)	520	524,720
Southern California Gas Co.,
First Mortgage
5.200%	06/01/33(a)	2,710	2,715,263
5.600%	04/01/54	830	829,410
5.750%	06/01/53	590	600,797
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33	360	373,130
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30	1,389	1,171,847
			18,105,686
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	04/15/28	2,565	2,603,216
6.300%	02/15/30	625	640,190
			3,243,406
Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	261	258,691
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
5.375%	12/06/32	470	474,300
5.750%	12/06/52	350	362,683
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.650%	11/15/27	1,730	1,761,564
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29		260	$261,172
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	353	277,971
Smith & Nephew PLC (United Kingdom),
Sr. Unsec’d. Notes
5.400%	03/20/34		610	606,809
Solventum Corp.,
Gtd. Notes, 144A
5.400%	03/01/29		2,150	2,155,063
5.450%	03/13/31		510	508,764
5.600%	03/23/34		650	652,049
5.900%	04/30/54		540	539,086
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	495	408,160
1.875%	10/01/49	EUR	323	249,573
				8,515,885
Healthcare-Services — 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		283	245,378
6.750%	12/15/37		469	522,567
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		523	413,977
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42		214	185,141
Sr. Sec’d. Notes
2.760%	10/01/24		3,577	3,521,914
5.205%	12/01/31		1,180	1,181,079
5.318%	12/01/34		3,145	3,148,447
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		1,315	1,177,056
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.100%	05/15/32		280	261,653
4.550%	05/15/52		210	183,781
HCA, Inc.,
Gtd. Notes
4.500%	02/15/27		46	45,102
5.250%	06/15/26		87	86,752
5.450%	04/01/31		225	226,301
5.500%	06/15/47		656	623,583
5.600%	04/01/34		1,495	1,505,491
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32		200	159,900
3.950%	03/15/27		199	192,703
4.800%	03/15/47		48	42,158
4.950%	10/01/44		176	160,038

A25

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
5.375%	04/15/31	705	$705,662
5.750%	03/01/28	1,680	1,718,739
5.750%	12/01/28	290	297,355
5.875%	03/01/33	555	572,481
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,170	1,007,539
Unsec’d. Notes, Series 2021
2.810%	06/01/41	985	727,226
3.002%	06/01/51	145	100,342
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	08/15/30	50	52,298
11.000%	10/15/30	80	85,516
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,030	848,533
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	155,652
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	168	156,747
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	275	255,501
4.625%	06/15/28	200	190,544
5.125%	11/01/27	358	350,053
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/26	220	206,098
2.300%	05/15/31	120	101,548
3.125%	05/15/60	73	48,074
3.250%	05/15/51	168	120,794
3.875%	08/15/59	511	394,478
4.000%	05/15/29	1,295	1,251,854
4.200%	05/15/32	1,180	1,121,329
4.450%	12/15/48(a)	117	104,053
4.625%	11/15/41	701	651,110
4.750%	05/15/52	1,470	1,361,515
4.950%	05/15/62	310	289,773
5.050%	04/15/53	1,355	1,317,316
5.375%	04/15/54	1,740	1,769,253
5.700%	10/15/40	976	1,020,829
5.875%	02/15/53	860	930,988
6.050%	02/15/63	255	280,782
			32,077,003
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27(a)	180	175,500
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	378	341,145
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	79	$78,322
4.750%	11/29/27	180	177,784
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	535	509,823
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	372	335,730
5.250%	12/15/27	294	284,445
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	58	58,931
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	249	248,966
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)	274	261,883
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	307	299,663
			2,772,192
Insurance — 1.0%
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	1,375	1,212,450
Aon Corp./Aon Global Holdings PLC,
Gtd. Notes
5.350%	02/28/33	505	507,540
Aon North America, Inc.,
Gtd. Notes
5.450%	03/01/34	2,855	2,886,183
Ascot Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
4.250%	12/15/30	385	316,181
Athene Global Funding,
Sec’d. Notes, 144A
5.684%	02/23/26	2,670	2,685,498
Sec’d. Notes, 144A, MTN
2.646%	10/04/31	2,435	1,984,771
Athene Holding Ltd.,
Sr. Unsec’d. Notes
5.875%	01/15/34	1,185	1,187,467
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	553	494,459
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/03/26	133	128,626
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25	2,275	2,227,100
3.850%	04/05/29	965	902,731
5.750%	01/15/34	1,605	1,637,731

A26

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Sr. Unsec’d. Notes, 144A
6.050%	09/15/33	355	$365,815
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	3,315	2,921,362
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	335	324,644
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31	830	724,675
Sr. Unsec’d. Notes, 144A
6.000%	12/07/33	2,760	2,797,972
GA Global Funding Trust,
Sr. Sec’d. Notes, 144A
5.500%	01/08/29(a)	2,030	2,037,529
Guardian Life Global Funding,
Sec’d. Notes, 144A
1.100%	06/23/25	282	268,330
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	2	1,950
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	447	460,021
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	154	140,235
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	756	644,163
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	459	471,226
Sr. Unsec’d. Notes
5.375%	07/15/33	1,385	1,414,388
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN
2.400%	01/11/32(a)	2,370	1,954,367
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	48	43,670
5.375%	03/15/33	1,070	1,079,941
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25	253	240,786
Sr. Sec’d. Notes, 144A
5.100%	01/25/29(a)	1,180	1,176,434
Protective Life Global Funding,
Sec’d. Notes, 144A
5.467%	12/08/28	715	727,970
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	309	331,938
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	653	$598,677
6.850%	12/16/39	50	56,832
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	1,900	1,703,284
4.650%	06/15/27	3,375	3,321,450
			39,978,396
Internet — 0.1%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	450	302,335
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	06/03/27	53	47,658
1.500%	06/03/30	221	184,552
2.500%	06/03/50	313	199,662
3.150%	08/22/27	263	250,705
3.300%	04/13/27	210	201,960
3.450%	04/13/29	460	439,052
3.600%	04/13/32(a)	890	828,587
3.875%	08/22/37	501	452,307
4.250%	08/22/57	145	126,185
4.950%	12/05/44	151	151,078
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.832%	02/08/51	430	263,375
Sr. Unsec’d. Notes, 144A, MTN
3.061%	07/13/31	1,431	1,155,532
4.027%	08/03/50	1,071	686,109
			5,289,097
Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
7.000%	10/15/39	224	242,609
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	192	204,900
6.875%	11/10/39(a)	411	439,642
			887,151
Leisure Time — 0.1%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
8.125%	01/15/29	360	380,077
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/15/32	230	231,725
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	655	629,619

A27

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
YMCA of Greater New York,
Unsec’d. Notes
2.303%	08/01/26	1,540	$1,422,263
			2,663,684
Lodging — 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	548	526,422
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	596	513,543
6.125%	04/01/32	200	200,755
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	1,462	1,406,592
3.200%	08/08/24	1,866	1,844,643
3.500%	08/18/26	322	304,917
3.900%	08/08/29	130	118,362
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	285	277,347
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.300%	03/08/27	880	795,128
2.850%	03/08/29	1,010	875,488
4.050%(cc)	01/08/26	780	749,775
5.125%	08/08/25	870	857,472
5.400%	08/08/28	1,540	1,510,725
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,202	1,138,144
			11,119,313
Machinery-Diversified — 0.1%
AGCO Corp.,
Gtd. Notes
5.450%	03/21/27	325	326,513
5.800%	03/21/34	210	212,633
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	117	106,829
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	650	539,289
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.700%	08/14/33	460	472,000
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25	189	182,740
2.565%	02/15/30	2,427	2,134,582
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
5.611%	03/11/34	295	298,792
			4,273,378
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media — 1.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29	200	$159,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	340	273,119
Sr. Unsec’d. Notes, 144A
4.250%	01/15/34(a)	1,383	1,043,779
4.500%	08/15/30	66	55,441
4.750%	03/01/30	385	330,247
4.750%	02/01/32	400	326,846
5.000%	02/01/28	265	246,767
5.125%	05/01/27	538	512,464
5.375%	06/01/29(a)	186	170,261
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	80	68,073
3.500%	03/01/42	95	63,304
3.700%	04/01/51	1,475	912,543
3.850%	04/01/61	1,134	672,492
3.900%	06/01/52	3,175	2,021,000
3.950%	06/30/62	235	141,945
4.400%	12/01/61	512	334,587
4.800%	03/01/50	1,641	1,214,078
4.908%	07/23/25	1,017	1,004,951
5.050%	03/30/29	2,370	2,285,328
5.125%	07/01/49	765	592,786
5.375%	04/01/38	460	400,302
5.375%	05/01/47	316	255,128
5.500%	04/01/63	480	376,354
5.750%	04/01/48	564	474,515
6.384%	10/23/35	899	889,203
6.484%	10/23/45	871	808,187
6.834%	10/23/55	171	164,507
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	375	219,833
2.800%	01/15/51	604	386,117
2.887%	11/01/51	1,325	860,784
2.937%	11/01/56	152	95,722
3.150%	03/01/26	27	26,152
3.250%	11/01/39	58	45,485
3.300%	04/01/27	604	577,968
3.400%	04/01/30	340	314,646
3.400%	07/15/46	54	40,249
3.450%	02/01/50	90	66,021
3.750%	04/01/40	1,716	1,425,766
3.969%	11/01/47	1,009	810,816
3.999%	11/01/49	274	221,503
4.000%	08/15/47	793	643,455
4.000%	03/01/48	87	70,666
4.150%	10/15/28	207	202,059
4.200%	08/15/34	93	86,604
4.250%	10/15/30	526	508,087
4.250%	01/15/33	292	276,526

A28

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
4.800%	05/15/33(a)	1,285	$1,268,829
4.950%	10/15/58	90	84,257
5.350%	11/15/27	1,415	1,442,365
5.650%	06/15/35	79	82,425
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28	2,435	2,466,640
5.700%	06/15/33	2,000	2,023,178
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	624	617,295
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	200	135,708
4.500%	11/15/31(a)	2,015	1,425,980
5.500%	04/15/27(a)	545	487,578
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30	765	684,152
4.000%	09/15/55	519	354,469
4.125%	05/15/29	174	163,241
5.200%	09/20/47	1,847	1,553,785
5.300%	05/15/49	2,378	2,001,141
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	501	209,932
5.875%	11/15/24	988	944,175
7.750%	07/01/26	105	70,181
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	330	260,266
5.750%	12/01/28	50	34,380
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39	397	378,050
6.500%	10/13/33	380	402,160
Paramount Global,
Sr. Unsec’d. Notes
4.375%	03/15/43	1,668	1,132,901
5.850%	09/01/43	846	684,770
Time Warner Cable Enterprises LLC,
Sr. Sec’d. Notes
8.375%	07/15/33	682	761,134
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	392	290,619
5.875%	11/15/40	684	596,742
6.550%	05/01/37	1,469	1,390,423
6.750%	06/15/39	1,584	1,507,556
7.300%	07/01/38	1,490	1,497,220
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	200	195,750
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29(a)	370	341,177
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
6.650%	11/15/37	63	$72,492
			48,237,137
Mining — 0.5%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	200	197,466
3.875%	03/16/29	1,080	1,008,666
4.000%	09/11/27	245	233,592
4.750%	04/10/27	670	656,084
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	374	383,868
5.750%	05/01/43	144	148,179
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.900%	02/28/33	1,230	1,217,707
5.000%	09/30/43	217	207,824
5.250%	09/08/33	1,220	1,231,526
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
5.950%	01/08/34	1,185	1,186,481
First Quantum Minerals Ltd. (Zambia),
Sec’d. Notes, 144A
9.375%	03/01/29	200	207,476
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27	225	219,488
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24	23	22,827
4.625%	08/01/30	164	157,699
5.250%	09/01/29(a)	4,000	4,016,940
5.400%	11/14/34	250	247,231
5.450%	03/15/43	898	858,631
Glencore Finance Canada Ltd. (Australia),
Gtd. Notes, 144A
5.550%	10/25/42	50	47,865
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.850%	04/27/31	585	499,391
4.000%	03/27/27	443	428,155
5.371%	04/04/29	1,375	1,377,077
5.634%	04/04/34	1,920	1,925,416
6.375%	10/06/30	700	738,744
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
5.350%	03/15/34	1,195	1,202,187
Rio Tinto Alcan, Inc. (Canada),
Sr. Unsec’d. Notes
6.125%	12/15/33	1,160	1,245,560
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
5.250%	11/08/42	937	886,962

A29

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27		399	$380,991
				20,934,033
Miscellaneous Manufacturing — 0.0%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29		42	36,845
3.050%	04/15/30		107	96,165
3.700%	04/15/50(a)		548	407,549
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42		158	138,706
Textron, Inc.,
Sr. Unsec’d. Notes
3.900%	09/17/29		830	779,422
				1,458,687
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29		1,180	1,176,684
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25		417	427,167
Sr. Unsec’d. Notes, GMTN
7.350%	10/06/30	INR	359,000	4,381,326
				5,985,177
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		3,500	3,257,608
3.569%	12/01/31		820	723,861
				3,981,469
Oil & Gas — 1.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		4,101	3,500,702
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30		505	460,907
4.000%	01/15/31		600	543,197
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44		617	438,909
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		134	134,332
9.000%	11/01/27		28	35,305
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32(a)		1,925	1,658,457
3.000%	02/24/50		882	601,606
3.633%	04/06/30		385	362,778
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.812%	02/13/33	1,325	$1,307,389
4.893%	09/11/33	820	814,694
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	369	361,620
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	465	408,274
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	4,080	3,372,756
3.750%	02/15/52	1,223	884,761
5.400%	06/15/47	111	103,996
6.750%	11/15/39	53	57,837
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52	186	145,276
4.025%	03/15/62	1,290	1,021,922
4.150%	11/15/34	102	94,193
4.300%	11/15/44	362	317,423
5.050%	09/15/33	1,015	1,024,097
5.550%	03/15/54	170	175,081
5.700%	09/15/63	865	905,827
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	41	40,862
4.375%	01/15/28	1,276	1,233,732
4.900%	06/01/44(a)	133	110,590
Gtd. Notes, 144A
2.268%	11/15/26	504	464,289
5.750%	01/15/31	325	323,098
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	05/15/27	842	810,704
4.375%	03/15/29	594	572,022
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	231	222,729
4.750%	05/15/42	311	270,327
5.000%	06/15/45	1,207	1,069,836
5.250%	10/15/27	140	140,171
5.600%	07/15/41	506	488,058
5.875%	06/15/28	121	121,600
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29(a)	774	716,302
6.250%	03/15/33	990	1,055,654
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	474	391,500
5.375%	06/26/26	372	364,203
5.875%	05/28/45	1,182	876,731
8.625%	01/19/29	1,580	1,667,935
8.875%	01/13/33	372	390,782

A30

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	550	$554,230
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.375%	03/30/28	548	501,249
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	374	340,263
4.375%	04/15/30	145	141,960
4.950%	04/15/50	190	180,552
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27(a)	1,000	950,271
5.000%	01/15/29	177	173,563
6.125%	02/01/25	37	37,084
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	30	28,499
3.625%	05/15/31	350	308,656
Equinor ASA (Norway),
Gtd. Notes
3.625%	04/06/40	1,355	1,126,004
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	205	155,264
3.482%	03/19/30	590	556,031
4.114%	03/01/46	534	460,493
4.327%	03/19/50	73	64,631
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33	1,003	1,135,450
7.300%	08/15/31	1,120	1,268,004
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	103	100,460
6.000%	04/15/30	425	415,824
6.000%	02/01/31	103	100,380
6.250%	04/15/32	625	616,740
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30	260	255,206
6.375%	10/24/48	350	326,813
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/45	177	175,847
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.400%	04/15/46	448	364,049
4.500%	07/15/44	78	61,592
6.450%	09/15/36	877	935,387
6.600%	03/15/46(a)	981	1,056,585
6.950%	07/01/24	307	307,526
7.500%	05/01/31	249	277,236
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31	475	520,859
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
1.400%	02/09/26		200	$185,328
Sr. Unsec’d. Notes, EMTN
3.100%	08/27/30		211	186,471
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	424	516,004
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27		1,062	999,767
6.500%	03/13/27		174	163,562
6.500%	01/23/29		335	299,825
6.700%	02/16/32		1,485	1,236,262
6.840%	01/23/30		523	458,932
6.875%	10/16/25		251	248,184
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	498	472,795
Gtd. Notes, MTN
6.875%	08/04/26		242	234,801
Phillips 66 Co.,
Gtd. Notes
5.300%	06/30/33		1,990	2,001,508
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26		194	180,638
Range Resources Corp.,
Gtd. Notes, 144A
4.750%	02/15/30(a)		300	279,768
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, 144A
2.875%	01/12/32(a)		260	220,675
3.625%	01/12/52		890	643,896
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30		253	227,388
3.000%	11/26/51		2,425	1,648,933
4.375%	05/11/45		532	472,986
4.550%	08/12/43		492	454,249
6.375%	12/15/38		665	749,714
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32		350	322,224
5.375%	02/01/29		30	29,156
5.375%	03/15/30		160	154,142
				55,946,380
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41		820	809,838
Halliburton Co.,
Sr. Unsec’d. Notes
7.450%	09/15/39		475	575,967

A31

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services (cont’d.)
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	142	$136,915
			1,522,720
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A
4.000%	09/01/29	320	256,950
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27(a)	230	142,600
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	575	489,981
6.000%	06/15/29	325	328,014
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	250	245,931
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	355	352,829
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25	245	240,825
			2,057,130
Pharmaceuticals — 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	652	620,737
3.200%	11/21/29	1,134	1,045,137
4.050%	11/21/39	3,575	3,183,389
4.250%	11/21/49	397	343,616
4.500%	05/14/35	777	747,265
4.700%	05/14/45	656	612,759
4.800%	03/15/29	470	471,004
4.875%	11/14/48	100	95,663
4.950%	03/15/31	880	887,933
5.050%	03/15/34	290	293,587
5.400%	03/15/54	305	313,921
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29	159	66,780
5.250%	01/30/30	2,551	1,045,910
5.250%	02/15/31	348	142,680
Bayer Corp.,
Sr. Unsec’d. Notes, 144A
6.650%	02/15/28	595	611,749
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28	2,090	1,965,903
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.375%	11/21/30	975	996,449
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24(a)	10	$9,957
3.734%	12/15/24	103	101,664
4.685%	12/15/44	59	53,314
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.900%	07/26/24	35	34,704
3.400%	07/26/29	517	485,728
5.100%	02/22/31	260	262,432
5.200%	02/22/34	1,690	1,716,397
5.550%	02/22/54	945	972,722
5.650%	02/22/64	110	113,263
Cigna Group (The),
Gtd. Notes
4.375%	10/15/28	724	706,520
4.800%	08/15/38	792	744,665
4.900%	12/15/48	224	204,085
Sr. Unsec’d. Notes
3.200%	03/15/40	4,600	3,485,362
5.000%	05/15/29	2,525	2,527,261
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	170	138,430
2.125%	09/15/31	663	541,448
2.700%	08/21/40	1,415	984,466
3.250%	08/15/29	1,743	1,599,019
3.625%	04/01/27	179	172,217
3.750%	04/01/30	448	417,445
3.875%	07/20/25	427	419,122
4.125%	04/01/40	186	156,592
4.300%	03/25/28	348	339,642
5.050%	03/25/48	517	468,790
5.125%	07/20/45	790	727,646
5.875%	06/01/53(a)	105	106,655
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28(a)	184	185,187
6.943%	01/10/30	188	192,739
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.700%	02/09/34	660	656,943
5.000%	02/09/54	70	69,638
5.100%	02/09/64	540	538,495
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)	570	529,080
Johnson & Johnson,
Sr. Unsec’d. Notes
3.625%	03/03/37	487	432,053
McKesson Corp.,
Sr. Unsec’d. Notes
5.100%	07/15/33	1,330	1,343,511
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	305	284,131

A32

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.,
Sr. Unsec’d. Notes
1.700%	05/28/30	43	$36,130
2.625%	04/01/30	287	255,701
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36(a)	130	126,421
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26(a)	2,692	2,509,402
4.100%	10/01/46	2,113	1,432,994
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,313	1,089,814
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	2,830	2,089,578
			42,705,845
Pipelines — 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
7.875%	05/15/26	495	504,813
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	214	184,118
3.302%	01/15/35	553	459,910
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	1,060	902,641
4.000%	03/01/31	210	190,780
4.500%	10/01/29	825	785,361
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	990	960,007
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34	1,070	1,076,785
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34(a)	455	452,073
6.042%	08/15/28	720	735,944
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	2,610	2,675,607
6.036%	11/15/33	2,380	2,467,047
6.544%	11/15/53	730	789,523
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	210	219,611
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	48	41,269
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,600	1,366,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Enbridge, Inc. (Canada),
Gtd. Notes
2.500%	08/01/33	465	$372,772
5.700%	03/08/33	3,090	3,151,782
Energy Transfer LP,
Jr. Sub. Notes, Series A, 3 Month SOFR + 4.290%
9.597%(c)	04/15/24(oo)	150	149,394
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(a)(oo)	918	903,135
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,535	1,503,940
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	999	980,565
Sr. Unsec’d. Notes
2.900%	05/15/25	3,001	2,912,845
3.750%	05/15/30	201	185,426
4.950%	06/15/28	916	908,026
5.250%	04/15/29	215	215,433
5.300%	04/01/44	78	71,809
5.400%	10/01/47	3,551	3,278,725
5.550%	05/15/34	875	877,539
6.250%	04/15/49	1,325	1,360,568
6.400%	12/01/30	3,225	3,401,999
7.500%	07/01/38	192	220,739
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	546	489,312
3.125%	07/31/29	872	803,995
3.700%	01/31/51	207	160,004
3.950%	01/31/60	361	280,836
4.150%	10/16/28	1,067	1,038,119
4.850%	01/31/34	770	758,555
4.850%	03/15/44	151	141,458
5.375%(ff)	02/15/78	230	215,171
5.950%	02/01/41	335	354,822
7.550%	04/15/38	151	180,873
Gtd. Notes, Series H
6.650%	10/15/34	190	211,666
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	51,261
7.500%	06/01/30(a)	50	53,452
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	895	723,884
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.940%	09/30/40	339	271,691
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	2,490	2,532,828
6.510%	02/23/42	1,250	1,299,609
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	1,278	843,100
4.300%	03/01/28	257	250,914

A33

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.300%	12/01/34	143	$140,724
5.550%	06/01/45	28	26,720
Gtd. Notes, GMTN
7.750%	01/15/32	717	814,131
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	1,095	942,293
4.500%	04/15/38	1,189	1,056,115
4.700%	04/15/48	177	151,094
4.800%	02/15/29(a)	357	352,868
4.875%	12/01/24	376	373,834
4.875%	06/01/25	1,097	1,088,035
4.950%	09/01/32	990	962,571
5.200%	03/01/47	3,353	3,069,786
5.500%	02/15/49	163	155,392
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	708	770,691
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,503	1,345,376
4.450%	09/01/49	2,142	1,735,593
5.550%	11/01/26	160	161,552
5.800%	11/01/30	260	267,959
6.050%	09/01/33	340	354,943
6.100%	11/15/32	355	371,680
6.625%	09/01/53	710	782,787
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	1,047	1,207,752
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	654	621,023
Targa Resources Corp.,
Gtd. Notes
5.200%	07/01/27	2,095	2,091,357
6.150%	03/01/29	520	542,194
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	2,285	2,056,007
4.875%	02/01/31	704	675,361
6.500%	07/15/27	231	233,634
6.875%	01/15/29	567	582,936
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	490	443,713
3.950%	05/15/50	540	426,227
4.000%	03/15/28	1,200	1,156,050
7.850%	02/01/26	1,301	1,349,497
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	65	58,517
3.875%	11/01/33	440	374,122
4.125%	08/15/31	40	35,622
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25	727	$711,157
4.050%	02/01/30	2,609	2,430,230
4.500%	03/01/28	176	169,904
5.250%	02/01/50	441	394,245
5.300%	03/01/48	130	113,297
5.450%	04/01/44	398	365,512
5.500%	08/15/48	91	80,494
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	530	451,339
3.750%	06/15/27	11	10,585
4.850%	03/01/48	239	213,246
4.900%	01/15/45	390	348,662
5.100%	09/15/45	353	327,150
5.150%	03/15/34(a)	715	708,778
5.400%	03/04/44	417	395,857
5.650%	03/15/33	450	462,126
7.750%	06/15/31	643	716,909
8.750%	03/15/32	103	123,936
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	833	926,755
			80,696,574
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.,
Sr. Unsec’d. Notes
3.650%	03/15/27(a)	1,365	1,308,945
3.800%	08/15/29	905	844,319
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	5,683	5,279,939
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33(a)	955	749,295
Crown Castle, Inc.,
Sr. Unsec’d. Notes
3.100%	11/15/29	943	842,498
3.800%	02/15/28	1,012	958,654
4.800%	09/01/28	2,450	2,403,356
5.600%	06/01/29	1,445	1,463,772
Equinix, Inc.,
Sr. Unsec’d. Notes
3.200%	11/18/29	1,255	1,125,161
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32(a)	1,031	868,667
4.000%	01/15/31	745	665,163
5.250%	06/01/25	17	16,902
5.300%	01/15/29	230	226,395
5.375%	04/15/26	127	125,954
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30(a)	2,013	1,738,715

A34

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27(a)	18	$15,194
Prologis Targeted US Logistics Fund LP,
Gtd. Notes, 144A
5.250%	04/01/29	270	269,335
Realty Income Corp.,
Sr. Unsec’d. Notes
4.900%	07/15/33	1,075	1,037,334
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,850	1,616,795
2.700%	07/15/31	1,359	1,120,344
5.500%	01/15/29	2,075	2,071,537
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30	710	686,987
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)	1,500	1,467,762
4.500%	09/01/26	1,803	1,746,420
5.750%	02/01/27	351	350,726
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24	780	770,240
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	2,091	1,882,827
			31,653,236
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	366	344,040
AutoZone, Inc.,
Sr. Unsec’d. Notes
6.550%	11/01/33(a)	1,530	1,675,026
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27	1,072	969,911
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.375%	01/15/32(a)	1,475	1,163,406
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	244	228,716
2.700%	04/15/30	361	321,679
3.300%	04/15/40	414	329,556
3.350%	04/15/50	623	455,757
3.900%	12/06/28	73	70,923
3.900%	06/15/47	69	56,478
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30	169	165,361
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	09/01/25	97	$92,090
3.500%	07/01/27	327	313,603
3.600%	07/01/30	337	314,400
3.625%	09/01/49	73	55,551
3.700%	01/30/26	259	253,537
4.200%	04/01/50	619	517,460
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.700%	06/15/32(a)	1,850	1,808,417
Walmart, Inc.,
Sr. Unsec’d. Notes
1.500%	09/22/28	398	351,709
			9,487,620
Semiconductors — 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,100	889,184
Intel Corp.,
Sr. Unsec’d. Notes
1.600%	08/12/28	513	450,075
3.200%	08/12/61	176	114,996
3.734%	12/08/47	104	80,702
4.750%	03/25/50	646	583,555
5.050%	08/05/62	550	517,500
5.125%	02/10/30	300	304,645
5.150%	02/21/34(a)	975	977,736
5.600%	02/21/54	180	183,473
5.625%	02/10/43	330	341,350
5.700%	02/10/53	195	201,821
5.900%	02/10/63	235	248,939
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.300%	01/15/31	310	311,985
5.875%	02/09/33	180	186,080
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40	685	580,863
3.500%	04/01/50	286	227,722
3.700%	04/01/60	366	291,693
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	468	392,053
2.700%	05/01/25	390	378,019
4.300%	06/18/29	990	952,291
4.400%	06/01/27(a)	3,335	3,268,867
Qorvo, Inc.,
Gtd. Notes
1.750%	12/15/24	3,290	3,191,106
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	250	211,162
			14,885,817

A35

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.3%
Constellation Software, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.158%	02/16/29	100	$99,926
5.461%	02/16/34	745	750,032
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	8	5,268
2.921%	03/17/52	140	98,994
3.450%	08/08/36	31	27,765
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	890	830,923
2.875%	03/25/31	671	583,579
2.950%	04/01/30	710	632,017
3.600%	04/01/40	859	677,363
4.100%	03/25/61	2,864	2,144,245
4.300%	07/08/34	2,041	1,882,754
4.650%	05/06/30	310	303,866
4.900%	02/06/33	1,100	1,076,753
6.150%	11/09/29	1,605	1,692,250
			10,805,735
Telecommunications — 1.0%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27	530	413,400
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	100	81,294
2.300%	06/01/27	766	706,035
2.550%	12/01/33	251	201,232
3.500%	06/01/41	4,242	3,308,684
3.500%	09/15/53	3,708	2,619,607
3.550%	09/15/55	397	277,386
3.650%	09/15/59	894	622,772
3.800%	12/01/57	692	500,756
4.350%	06/15/45	214	182,489
4.500%	05/15/35	115	107,249
5.350%	09/01/40	230	225,080
5.539%	02/20/26	3,055	3,054,890
5.550%	08/15/41	221	222,702
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.950%	02/26/31	1,065	1,074,139
5.350%	02/26/64	710	727,498
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34	3,160	3,153,965
Rogers Communications, Inc. (Canada),
Gtd. Notes
5.000%	02/15/29	405	402,146
5.300%	02/15/34	420	415,518
Sprint LLC,
Gtd. Notes
7.625%	02/15/25	275	278,421
7.625%	03/01/26	105	108,430
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.895%	03/06/48	275	$241,616
5.213%	03/08/47	170	156,416
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	200	189,226
2.550%	02/15/31	293	249,503
2.625%	02/15/29	1,246	1,116,035
2.875%	02/15/31(a)	453	393,937
3.000%	02/15/41	35	25,777
3.375%	04/15/29	430	397,971
3.500%	04/15/25	350	343,138
3.500%	04/15/31	420	379,426
3.750%	04/15/27	121	116,516
3.875%	04/15/30	4,865	4,560,364
5.050%	07/15/33	445	440,074
5.150%	04/15/34	300	298,957
5.750%	01/15/34(a)	1,055	1,099,291
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31	564	457,870
2.100%	03/22/28	305	274,698
2.355%	03/15/32	4,777	3,925,384
2.550%	03/21/31	570	486,978
3.150%	03/22/30	398	360,133
3.400%	03/22/41	200	156,194
3.850%	11/01/42	269	221,033
3.875%	02/08/29	176	168,485
4.125%	03/16/27	213	208,363
4.329%	09/21/28	459	448,924
4.400%	11/01/34	165	155,602
4.500%	08/10/33(a)	934	893,464
5.250%	03/16/37	951	961,236
5.500%	03/16/47	97	99,518
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31(a)	630	541,806
			38,051,628
Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/22(d)	200	1,766
Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	425	424,473
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	265	234,313
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	262	260,007

A36

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27	124	$115,356
2.891%	04/06/36	121	98,554
3.750%	02/05/70(a)	827	606,538
			1,739,241
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.400%	07/01/27	4,965	4,835,938
5.350%	03/30/29	3,935	3,938,265
5.750%	05/24/26	725	730,276
6.050%	08/01/28	550	566,306
			10,070,785

Total Corporate Bonds (cost $1,322,497,272)			1,251,701,673
Floating Rate and Other Loans — 0.6%
Airlines — 0.0%
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%
9.068%(c)	10/20/27	450	463,500
Auto Parts & Equipment — 0.0%
Clarios Global LP (Canada),
2024 Refinancing Term Loan Facility, 1 Month SOFR + 3.000%
8.330%(c)	05/06/30	229	229,654
Beverages — 0.0%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%
8.814%(c)	03/31/28	311	307,542
Building Materials — 0.0%
Quikrete Holdings, Inc.,
Term B-1, 1 Month SOFR + 2.864%
8.195%(c)	03/19/29	367	366,832
Commercial Services — 0.1%
API Group DE, Inc.,
(2026) Term Loan, 1 Month SOFR + 2.364%
7.692%(c)	10/01/26	212	211,725
Garda World Security Corp. (Canada),
Fourth Additional Term Loan, 3 Month SOFR + 4.250%
9.583%(c)	02/01/29	237	237,025
GTCR W Merger Sub LLC,
Initial USD Term Loan, 3 Month SOFR + 3.000%
8.309%(c)	01/31/31	1,170	1,172,011
			1,620,761
Computers — 0.0%
Peraton Corp.,
First Lien Term B Loan, 1 Month SOFR + 3.850%
9.180%(c)	02/01/28	1,001	999,264
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Diversified Financial Services — 0.1%
Citadel Securities LP,
(2024) Term B Loan, 1 Month SOFR + 2.250%
7.577%(c)	07/29/30	60	$59,529
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 3 Month SOFR + 3.750%
9.059%(c)	04/09/27	501	497,904
Focus Financial Partners LLC,
Term B-7 Loan, 1 Month SOFR + 2.750%
8.080%(c)	06/30/28	355	353,380
Setanta Aircraft Leasing DAC (Ireland),
Term Loan, 1 Month SOFR + 2.262%
7.564%(c)	11/05/28	730	731,108
VFH Parent LLC,
Initial Term Loan, 1 Month SOFR + 3.100%
8.430%(c)	01/13/29	748	746,262
			2,388,183
Engineering & Construction — 0.1%
Brown Group Holding LLC,
Initial Term Loan, 1 Month SOFR + 2.850%
8.180%(c)	06/07/28	1,460	1,458,083
KKR Apple Bidco LLC,
Initial Term Loan, 1 Month SOFR + 2.864%
8.195%(c)	09/22/28	385	384,474
			1,842,557
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 3 Month SOFR + 2.750%
8.040%(c)	02/06/31	940	939,530
Term B Loan, 3 Month SOFR + 3.350%
8.663%(c)	02/06/30	59	59,493
Flutter Financing BV (Ireland),
Term B Loan, 3 Month SOFR + 2.250%
7.559%(c)	11/25/30	828	827,186
PCI Gaming Authority,
Term B Facility Loan, 1 Month SOFR + 2.614%
7.945%(c)	05/29/26	928	928,736
UFC Holdings LLC,
Term B-3 Loan, 3 Month SOFR + 3.012%
8.336%(c)	04/29/26	272	272,433
			3,027,378
Healthcare-Services — 0.0%
Phoenix Guarantor, Inc.,
Tranche B-4 Term Loan, 1 Month SOFR + 3.250%
8.577%(c)	02/21/31	1,139	1,122,799
Holding Companies-Diversified — 0.0%
First Eagle Holdings, Inc.,
Tranche B-2 Term Loan, 3 Month SOFR + 3.000%
8.334%(c)	02/22/29	298	294,933
Insurance — 0.1%
AmWINS Group, Inc.,
February 2023 Incremental Term Loan, 1 Month SOFR + 2.864%
8.195%(c)	02/19/28	109	108,710

A37

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Insurance (cont’d.)
Term Loan, 1 Month SOFR + 2.364%
7.695%(c)	02/19/28	339	$339,041
Asurion LLC,
New B-08 Term Loan, 1 Month SOFR + 3.364%
8.692%(c)	12/23/26	515	503,479
New B-09 Term Loan, 1 Month SOFR + 3.364%
8.692%(c)	07/31/27	461	442,229
New B-11 Term Loan, 1 Month SOFR + 4.350%
9.677%(c)	08/21/28	780	751,311
			2,144,770
Internet — 0.0%
NortonLifeLock, Inc.,
Tranche B Term Loan, 1 Month SOFR + 2.100%
7.427%(c)	09/12/29	670	668,448
Leisure Time — 0.0%
Alterra Mountain Co.,
2028 Term B Loan, 1 Month SOFR + 3.614%
8.945%(c)	08/17/28	510	511,074
Lodging — 0.0%
Four Seasons Hotels Ltd. (Canada),
2024 Repricing Term Loan, 1 Month SOFR + 2.100%
7.430%(c)	11/30/29	359	359,259
Machinery-Diversified — 0.0%
Ali Group North America Corp.,
Initial Tranche B Term Loan, 1 Month SOFR + 2.114%
7.445%(c)	07/30/29	333	332,565
Media — 0.0%
Charter Communications Operating LLC,
Term B-4 Loan, 3 Month SOFR + 2.000%
7.329%(c)	12/07/30	416	411,391
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month SOFR + 2.614%
7.945%(c)	09/18/26	10	9,882
			421,273
Pharmaceuticals — 0.0%
Gainwell Acquisition Corp.,
Term B Loan, 3 Month SOFR + 4.100%
9.409%(c)	10/01/27	966	921,928
Retail — 0.0%
Harbor Freight Tools USA, Inc.,
2021 Refinancing Loan, 1 Month SOFR + 2.864%
8.195%(c)	10/19/27	396	395,481
Software — 0.1%
athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%
8.580%(c)	02/15/29	623	616,135
Cloudera, Inc.,
Term Loan, 1 Month SOFR + 3.850%
9.180%(c)	10/08/28	271	269,537
Cotiviti, Inc.,
Term Loan, 1 Month SOFR + 3.500%
8.577%(c)	03/31/31	1,340	1,340,559
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Software (cont’d.)
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 4.000%
9.330%(c)	10/16/26	1,007	$1,001,679
Interface Security Systems, LLC,
Term Loan, 1 Month SOFR + 7.000%
12.427%(c)	08/07/24^	1,087	815,113
			4,043,023
Transportation — 0.0%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month SOFR + 2.100%
7.402%(c)	12/30/26	682	681,660

Total Floating Rate and Other Loans (cost $23,434,022)			23,142,884
Municipal Bonds — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	135	129,780
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	515	500,995
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,015	1,141,771
Revenue Bonds, BABs, Series S1
7.043%	04/01/50	950	1,140,099
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	310	324,917
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,015	1,069,331
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	405	419,434
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	970	1,135,785
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	119	107,849
			5,339,186
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,235	1,224,617
Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	455	468,667

A38

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Massachusetts — 0.1%
Commonwealth of Massachusetts,
Taxable, Revenue Bonds, Series B
4.110%	07/15/31	1,919	$1,858,459
Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	85	90,682
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	366	427,275
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	438	526,681
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	400	421,744
			1,375,700
New York — 0.1%
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	530	559,908
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	255	263,410
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100	99,992
New York Transportation Development Corp.,
Taxable, Revenue Bonds
4.248%	09/01/35	2,705	2,614,194
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 165
5.647%	11/01/40	185	199,419
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	400	359,540
Consolidated, Taxable, Revenue Bonds, Series 181
4.960%	08/01/46	515	505,528
			4,601,991
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	865	792,259
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	103	113,280
Revenue Bonds, BABs, Series B
5.511%	12/01/45	270	278,716
			391,996
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas — 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	$321,329
Taxable, Revenue Bonds
4.427%	02/01/42	265	250,566
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.507%	11/01/51	685	625,894
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	400	413,658
Texas Natural Gas Securitization Finance Corp. Revenue,
Taxable, Revenue Bonds, Series 2023-01, Class A1
5.102%	04/01/35	2,445	2,467,352
			4,078,799
Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	2,915	1,822,183

Total Municipal Bonds (cost $25,680,610)			22,675,314
Residential Mortgage-Backed Securities — 5.8%
Ajax Mortgage Loan Trust,
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	100,419
Angel Oak Mortgage Trust,
Series 2020-02, Class A1A, 144A
2.531%(cc)	01/26/65	3,247	2,997,202
Series 2020-06, Class A1, 144A
1.261%(cc)	05/25/65	2,424	2,155,927
Series 2022-01, Class A1, 144A
2.881%	12/25/66	1,988	1,778,897
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month SOFR + 1.014% (Cap 11.500%, Floor 0.900%)
6.344%(c)	11/25/34	1,553	1,516,825
BRAVO Residential Funding Trust,
Series 2022-NQM02, Class A1, 144A
4.272%(cc)	11/25/61	933	921,712
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	3,232	3,177,280
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	1,502	1,347,917
CIM Trust,
Series 2022-R03, Class A1, 144A
4.500%(cc)	03/25/62	3,962	3,816,842
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.428%(cc)	09/25/47	132	115,356
Series 2022-A, Class A1, 144A
6.170%	09/25/62	619	618,567

A39

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
COLT Mortgage Loan Trust,
Series 2021-02, Class A1, 144A
0.924%(cc)	08/25/66	3,923	$3,157,578
Series 2021-03, Class A1, 144A
0.956%(cc)	09/27/66	5,485	4,399,876
Series 2021-04, Class A1, 144A
1.397%(cc)	10/25/66	3,898	3,172,951
Series 2021-05, Class A1, 144A
1.726%(cc)	11/26/66	3,787	3,235,832
Series 2022-04, Class A1, 144A
4.301%(cc)	03/25/67	661	643,480
Series 2022-05, Class A1, 144A
4.550%(cc)	04/25/67	3,718	3,715,294
Connecticut Avenue Securities Trust,
Series 2022-R08, Class 1M1, 144A, 30 Day Average SOFR + 2.550% (Cap N/A, Floor 2.550%)
7.870%(c)	07/25/42	498	511,356
Series 2023-R03, Class 2M1, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.820%(c)	04/25/43	967	985,934
Series 2023-R04, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.621%(c)	05/25/43	696	710,301
Series 2023-R05, Class 1M1, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 1.900%)
7.221%(c)	06/25/43	1,961	1,984,198
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.820%(c)	10/25/43	1,176	1,180,992
Series 2024-R02, Class 1M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 1.800%)
7.120%(c)	02/25/44	761	763,616
Credit Suisse Mortgage Trust,
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	2,825	2,494,723
Series 2020-RPL05, Class A1, 144A
4.681%(cc)	08/25/60	151	149,374
Series 2021-AFC1, Class A1, 144A
0.830%(cc)	03/25/56	2,132	1,718,529
Series 2021-NQM01, Class A1, 144A
0.809%(cc)	05/25/65	1,882	1,594,016
Series 2021-NQM03, Class A1, 144A
1.015%(cc)	04/25/66	804	653,279
Series 2022-07R, Class A1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)
9.822%(c)	10/25/66	1,148	1,120,341
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	941	875,254
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	5,547	4,770,834
Series 2021-03, Class A1, 144A
1.194%(cc)	08/25/66	4,974	4,217,853
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, IO, 144A
2.574%(cc)	04/15/36	15,251	1,648,312
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.020%(c)	10/25/33	245	$245,260
Fannie Mae Interest Strips,
Series 409, Class C01, IO
3.000%	11/25/26	207	4,819
Series 409, Class C02, IO
3.000%	04/25/27	292	8,556
Series 409, Class C13, IO
3.500%	11/25/41	303	47,201
Series 409, Class C22, IO
4.500%	11/25/39	267	51,179
Series 426, Class C38, IO
2.000%	03/25/52	3,747	495,726
Series 427, Class C21, IO
2.000%	03/25/50	819	99,745
Series 429, Class C3, IO
2.500%	09/25/52	3,182	494,883
Series 437, Class C8, IO
2.500%	06/25/52	3,189	486,707
Fannie Mae REMIC,
Series 2004-038, Class FK, 30 Day Average SOFR + 0.464% (Cap 8.000%, Floor 0.350%)
5.785%(c)	05/25/34	77	76,711
Series 2010-027, Class AS, IO, 30 Day Average SOFR x (1) + 6.366% (Cap 6.480%, Floor 0.000%)
1.045%(c)	04/25/40	225	23,374
Series 2011-099, Class KS, IO, 30 Day Average SOFR x (1) + 6.586% (Cap 6.700%, Floor 0.000%)
1.265%(c)	10/25/26	122	2,109
Series 2011-142, Class PE
3.500%	01/25/42	1,822	1,645,552
Series 2011-98, Class ZL
3.500%	10/25/41	1,783	1,658,817
Series 2012-028, Class B
6.500%	06/25/39	10	10,558
Series 2012-046, Class BA
6.000%	05/25/42	192	197,921
Series 2012-051, Class B
7.000%	05/25/42	75	80,520
Series 2012-074, Class OA, PO
0.287%(s)	03/25/42	32	28,323
Series 2012-074, Class SA, IO, 30 Day Average SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
1.215%(c)	03/25/42	206	12,613
Series 2012-075, Class AO, PO
0.287%(s)	03/25/42	47	42,349
Series 2012-075, Class NS, IO, 30 Day Average SOFR x (1) + 6.486% (Cap 6.600%, Floor 0.000%)
1.165%(c)	07/25/42	23	2,591
Series 2012-118, Class VZ
3.000%	11/25/42	380	338,658
Series 2012-133, Class CS, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.715%(c)	12/25/42	131	13,708

A40

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2012-134, Class MS, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.715%(c)	12/25/42	130	$15,432
Series 2013-009, Class BC
6.500%	07/25/42	257	269,679
Series 2013-009, Class CB
5.500%	04/25/42	697	706,460
Series 2013-026, Class HI, IO
3.000%	04/25/32	41	1,355
Series 2013-126, Class CS, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.715%(c)	09/25/41	584	37,403
Series 2014-59, Class ZA
3.000%	09/25/44	1,433	1,269,489
Series 2014-95, Class ZC
3.000%	01/25/45	1,780	1,555,447
Series 2015-055, Class IO, IO
0.000%(cc)	08/25/55	534	18,480
Series 2015-056, Class AS, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.715%(c)	08/25/45	179	21,808
Series 2015-065, Class CZ
3.500%	09/25/45	270	227,853
Series 2016-03, Class IN, IO
6.000%	02/25/46	1,831	294,131
Series 2016-03, Class MI, IO
5.500%	02/25/46	2,371	352,123
Series 2016-43, Class GZ
3.000%	07/25/46	1,687	1,436,527
Series 2017-22, Class BZ
3.500%	04/25/47	2,321	2,088,002
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.615%(c)	04/25/50	507	60,138
Series 2020-35, Class AI, IO
3.000%	06/25/50	3,297	516,994
Series 2020-47, Class GZ
2.000%	07/25/50	773	459,901
Series 2020-56, Class AQ
2.000%	08/25/50	800	619,194
Series 2020-57, Class TA
2.000%	04/25/50	867	746,582
Series 2020-61, Class NI, IO
3.500%	09/25/50	625	104,549
Series 2020-62, Class AI, IO
2.500%	09/25/50	693	109,368
Series 2020-64, Class AI, IO
5.000%	09/25/50	2,320	404,721
Series 2020-74, Class HI, IO
5.500%	10/25/50	2,395	451,715
Series 2020-85, Class PI, IO
3.000%	12/25/50	3,329	526,915
Series 2020-96, Class IN, IO
3.000%	01/25/51	1,152	191,619
Series 2020-97, Class EI, IO
2.000%	01/25/51	3,504	446,366
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-03, Class NI, IO
2.500%	02/25/51	4,420	$645,316
Series 2021-03, Class TI, IO
2.500%	02/25/51	3,006	475,640
Series 2021-26, Class YI, IO
3.500%	05/25/50	2,766	490,706
Series 2021-28, Class LB
2.000%	04/25/51	369	297,407
Series 2021-43, Class IO, IO
2.500%	06/25/51	1,450	224,953
Series 2021-52, Class CI, IO
2.500%	12/25/47	827	111,467
Series 2021-65, Class JA
2.000%	01/25/46	286	248,900
Series 2021-77, Class WI, IO
3.000%	08/25/50	664	104,766
Series 2022-03, Class PI, IO
3.000%	01/25/52	3,112	432,130
Series 2022-22, Class IO, IO
2.500%	10/25/51	1,893	324,884
Series 2022-86, Class IO, IO
2.500%	05/25/50	742	102,928
Series 2023-02, Class CI, IO
2.000%	10/25/50	1,862	227,784
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)
11.435%(c)	08/25/50	281	317,897
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
10.120%(c)	10/25/50	364	408,870
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.685%(c)	09/25/50	145	160,113
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.320%(c)	11/25/50	435	488,716
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.120%(c)	01/25/51	1,297	1,306,701
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.820%(c)	10/25/33	577	634,595
Series 2022-DNA03, Class B1, 144A, 30 Day Average SOFR + 5.650% (Cap N/A, Floor 0.000%)
10.970%(c)	04/25/42	1,010	1,094,359
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.220%(c)	04/25/42	1,650	1,705,779
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
7.470%(c)	09/25/42	1,342	1,358,420
Series 2023-HQA03, Class A1, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
7.170%(c)	11/25/43	511	516,473

A41

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	345	$355,077
Freddie Mac REMIC,
Series 2957, Class ZA
5.000%	03/15/35	710	711,150
Series 3242, Class SC, IO, 30 Day Average SOFR x (1) + 6.176% (Cap 6.290%, Floor 0.000%)
0.857%(c)	11/15/36	147	12,921
Series 3368, Class AI, IO, 30 Day Average SOFR x (1) + 5.916% (Cap 6.030%, Floor 0.000%)
0.597%(c)	09/15/37	256	20,030
Series 3621, Class SB, IO, 30 Day Average SOFR x (1) + 6.116% (Cap 6.230%, Floor 0.000%)
0.797%(c)	01/15/40	71	6,566
Series 3639, Class EY
5.000%	02/15/30	204	203,663
Series 3947, Class SG, IO, 30 Day Average SOFR x (1) + 5.836% (Cap 5.950%, Floor 0.000%)
0.517%(c)	10/15/41	509	45,259
Series 3967, Class ZP
4.000%	09/15/41	1,151	1,101,629
Series 4054, Class SA, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.617%(c)	08/15/39	223	17,696
Series 4119, Class IN, IO
3.500%	10/15/32	227	19,949
Series 4146, Class DI, IO
3.000%	12/15/31	641	26,575
Series 4194, Class BI, IO
3.500%	04/15/43	294	47,965
Series 4199, Class BZ
3.500%	05/15/43	1,263	1,125,435
Series 4210, Class Z
3.000%	05/15/43	506	401,743
Series 4239, Class IO, IO
3.500%	06/15/27	328	8,771
Series 4357, Class MZ
3.000%	10/15/42	1,804	1,588,426
Series 4415, Class IO, IO
0.000%(cc)	04/15/41	374	20,780
Series 4430, Class NZ
3.000%	01/15/45	3,935	3,412,792
Series 4447, Class Z
3.000%	03/15/45	2,045	1,788,246
Series 4504, Class DZ
3.500%	08/15/45	2,883	2,666,777
Series 4518, Class CZ
3.500%	10/15/45	436	389,192
Series 4533, Class CI, IO
5.500%	04/15/40	1,242	223,609
Series 4640, Class CZ
3.500%	12/15/46	1,495	1,361,615
Series 4813, Class CJ
3.000%	08/15/48	205	176,593
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4980, Class KI, IO
4.500%	06/25/50	1,779	$403,483
Series 4991, Class QV
2.000%	09/25/45	184	148,115
Series 5010, Class IK, IO
2.500%	09/25/50	681	100,996
Series 5018, Class MI, IO
2.000%	10/25/50	1,102	144,914
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,808	53,427
Series 5040, Class IB, IO
2.500%	11/25/50	439	58,496
Series 5071, Class IH, IO
2.500%	02/25/51	647	83,808
Series 5083, Class AI, IO
2.500%	03/25/51	2,447	345,382
Series 5085, Class NI, IO
2.000%	03/25/51	2,820	339,355
Series 5092, Class AP
2.000%	04/25/41	307	261,741
Series 5093, Class IY, IO
4.500%	12/25/50	968	219,441
Series 5115, Class IO, IO
4.500%	10/25/49	491	111,126
Series 5118, Class NI, IO
2.000%	02/25/51	1,521	195,651
Series 5159, Class IP, IO
3.000%	11/25/51	1,458	208,756
Series 5161, Class IO, IO
2.000%	03/25/51	792	109,243
Series 5169, Class IO, IO
3.000%	09/25/51	2,798	445,156
Series 5170, Class DP
2.000%	07/25/50	2,578	2,173,288
Series 5201, Class PA
2.500%	03/25/52	1,924	1,685,879
Series 5202, Class IN, IO
3.000%	01/25/47	726	94,758
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	501	7,584
Series 5224, Class HL
4.000%	04/25/52	200	179,484
Series 5230, Class PE
2.000%	12/25/51	100	77,980
Series 5269, Class AD
2.000%	01/25/55	7,581	5,824,994
Series 5293, Class IO, IO
2.000%	03/25/51	2,788	341,753
Series 5389, Class IC, IO
4.500%	11/25/51	497	111,420
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	125	4,046

A42

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 375, Class C1, IO
2.500%	01/25/51	3,592	$544,674
Series 386, Class C14, IO
2.500%	03/15/52	2,944	408,138
Series 389, Class C1, IO
1.500%	05/15/37	8,661	491,731
Series 389, Class C35, IO
2.000%	06/15/52	3,820	482,053
Series 406, Class PO, PO
1.216%(s)	10/25/53	2,818	2,253,847
GCAT Trust,
Series 2021-NQM03, Class A1, 144A
1.091%(cc)	05/25/66	3,216	2,666,098
Government National Mortgage Assoc.,
Series 2010-042, Class BS, IO, 1 Month SOFR x (1) + 6.366% (Cap 6.480%, Floor 0.000%)
1.037%(c)	04/20/40	53	5,730
Series 2010-085, Class HS, IO, 1 Month SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
1.207%(c)	01/20/40	5	18
Series 2010-H26, Class LF, 1 Month SOFR + 0.464% (Cap 13.898%, Floor 0.350%)
5.794%(c)	08/20/58	68	67,704
Series 2012-034, Class SA, IO, 1 Month SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.607%(c)	03/20/42	501	46,964
Series 2012-043, Class SN, IO, 1 Month SOFR x (1) + 6.486% (Cap 6.600%, Floor 0.000%)
1.159%(c)	04/16/42	247	32,518
Series 2012-098, Class SA, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.659%(c)	08/16/42	213	21,733
Series 2012-124, Class AS, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)
0.759%(c)	10/16/42	336	34,474
Series 2013-069, Class AI, IO
3.500%	05/20/43	266	41,432
Series 2014-05, Class SP, IO, 1 Month SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.709%(c)	06/16/43	176	7,222
Series 2014-12, Class ZB
3.000%	01/16/44	2,247	1,985,680
Series 2014-46, Class IO, IO
5.000%	03/16/44	2,462	332,458
Series 2016-37, Class IO, IO
5.000%	01/16/43	2,450	450,936
Series 2018-037, Class QA
2.750%	03/20/48	206	180,278
Series 2018-H06, Class PF, 1 Month SOFR + 0.414% (Cap 11.000%, Floor 0.300%)
5.744%(c)	02/20/68	129	127,795
Series 2018-H08, Class KF, 1 Month SOFR + 0.414% (Cap 11.000%, Floor 0.300%)
5.744%(c)	05/20/68	149	147,926
Series 2020-047, Class NI, IO
3.500%	04/20/50	369	66,625
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-123, Class IL, IO
2.500%	08/20/50	385	$49,089
Series 2020-127, Class IN, IO
2.500%	08/20/50	565	75,382
Series 2020-129, Class IE, IO
2.500%	09/20/50	504	67,265
Series 2020-160, Class IH, IO
2.500%	10/20/50	421	56,082
Series 2020-160, Class VI, IO
2.500%	10/20/50	503	72,001
Series 2020-175, Class GI, IO
2.000%	11/20/50	425	45,692
Series 2021-057, Class BI, IO
3.000%	03/20/51	1,921	304,978
Series 2021-077, Class LC
1.250%	07/20/50	233	182,877
Series 2021-096, Class VI, IO
2.500%	06/20/51	1,332	177,287
Series 2021-115, Class MI, IO
2.500%	05/20/51	1,052	109,500
Series 2021-138, Class IK, IO
3.000%	07/20/51	816	116,659
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	306	73
Series 2021-176, Class IN, IO
2.500%	10/20/51	1,741	236,389
Series 2021-188, Class PA
2.000%	10/20/51	69	56,313
Series 2021-215, Class KA
2.500%	10/20/49	2,696	2,336,749
Series 2021-223, Class P
2.000%	06/20/51	494	427,408
Series 2021-H03, Class IO, IO
0.000%(cc)	04/20/70	3,842	11,733
Series 2022-024, Class GA
3.000%	02/20/52	1,537	1,381,604
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,082	18,835
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	2,327	47,806
Series 2022-063, Class LM
3.500%	10/20/50	100	83,194
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	766	15,164
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	620	14,863
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	2,044	38,982

A43

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,870	$59,952
Series 2022-081, Class CI, IO
3.000%	09/20/50	772	111,285
Series 2022-085, Class SL, IO, 30 Day Average SOFR x (1) + 4.250% (Cap 4.250%, Floor 0.000%)
0.000%(c)	05/20/52	42,140	1,353,229
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	476	8,507
Series 2022-099, Class JW
2.500%	01/20/52	200	159,958
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	2,850	44,375
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	2,217	38,860
Series 2022-139, Class AL
4.000%	07/20/51	900	804,913
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	2,262	36,016
Series 2022-189, Class PT
2.500%	10/20/51	736	610,699
Series 2022-197, Class CS, IO, 30 Day Average SOFR x (1) + 5.500% (Cap 5.500%, Floor 0.000%)
0.181%(c)	11/20/52	20,470	708,028
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ04, Class A2, 144A
3.000%(cc)	01/25/51	257	216,069
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month SOFR + 0.254% (Cap N/A, Floor 0.140%)
5.584%(c)	10/26/36	31	30,852
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.085%(c)	05/25/29	114	114,232
Imperial Fund Mortgage Trust,
Series 2021-NQM01, Class A1, 144A
1.071%(cc)	06/25/56	1,435	1,226,155
Series 2021-NQM02, Class A1, 144A
1.073%(cc)	09/25/56	790	642,763
Series 2021-NQM03, Class A1, 144A
1.595%(cc)	11/25/56	5,016	4,224,827
Series 2021-NQM04, Class A1, 144A
2.091%(cc)	01/25/57	2,570	2,150,784
Series 2022-NQM02, Class A1, 144A
3.638%	03/25/67	4,494	4,163,099
JPMorgan Mortgage Trust,
Series 2020-07, Class A3, 144A
3.000%(cc)	01/25/51	197	166,226
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
7.858%(cc)	09/25/59	1,758	$1,756,308
Series 2020-SL01, Class A, 144A
5.734%(cc)	01/25/60	37	36,546
MFA Trust,
Series 2021-INV01, Class A1, 144A
0.852%(cc)	01/25/56	351	327,407
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59	4,425	3,819,625
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56	125	114,335
Series 2017-01A, Class A1, 144A
4.000%(cc)	02/25/57	3,510	3,323,937
Series 2017-04A, Class A1, 144A
4.000%(cc)	05/25/57	1,788	1,686,866
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57	2,303	1,919,853
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	122	117,056
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	1,792	1,676,524
Series 2019-06A, Class B1, 144A
4.000%(cc)	09/25/59	1,781	1,668,380
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	1,781	1,666,615
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59	587	541,464
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	653	613,630
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month SOFR + 1.184% (Cap 11.000%, Floor 1.070%)
6.514%(c)	02/25/35	702	679,367
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
6.094%(c)	06/25/57	95	91,457
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48	154	141,801
Series 2021-NQM1, Class A1, 144A
1.072%(cc)	02/25/66	5,409	4,589,731
Series 2021-NQM2, Class A1, 144A
1.101%(cc)	05/25/61	5,663	4,501,898
Series 2021-NQM3, Class A1, 144A
1.054%(cc)	07/25/61	5,256	4,076,847
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)
9.197%(c)	05/30/25	2,018	2,019,383
Series 2023-01R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.721%(c)	03/27/25	2,085	2,108,224

A44

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
PRPM LLC,
Series 2020-04, Class A1, 144A
5.610%(cc)	10/25/25		615	$613,131
SACO I Trust,
Series 2007-VA01, Class A, 144A
4.527%(cc)	06/25/21		6	4,920
Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56		4,485	4,243,851
Series 2021-01, Class M, 144A
4.250%	09/25/60		1,433	1,325,431
Sequoia Mortgage Trust,
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47		20	18,787
Series 2018-CH01, Class A1, 144A
4.000%(cc)	03/25/48		69	63,807
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48		49	47,672
SG Residential Mortgage Trust,
Series 2022-01, Class A1, 144A
3.166%(cc)	03/27/62		2,601	2,359,726
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.848%(c)	06/24/71	EUR	317	343,740
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		138	127,186
Towd Point Mortgage Trust,
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55		515	507,383
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55		1,080	994,467
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		774	744,262
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		3,845	3,648,961
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59		3,631	2,830,658
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.444%(c)	10/25/59		132	133,432
Series 2022-04, Class A1, 144A
3.750%	09/25/62		5,189	4,830,128
Series 2023-01, Class A1, 144A
3.750%	01/25/63		2,124	1,997,158
Verus Securitization Trust,
Series 2020-01, Class A1, 144A
3.417%(cc)	01/25/60		729	694,799
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66		645	562,355
Series 2021-04, Class A1, 144A
0.938%(cc)	07/25/66		416	328,415
Series 2021-05, Class A1, 144A
1.013%(cc)	09/25/66		5,718	4,747,173
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66		4,273	$3,697,248
Series 2022-03, Class A1, 144A
4.130%(cc)	02/25/67		689	645,060
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-RR01, Class A1, 144A
3.000%(cc)	05/25/50		103	87,779

Total Residential Mortgage-Backed Securities (cost $238,752,557)				228,660,108
Sovereign Bonds — 2.0%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.750%(cc)	07/09/30		—(r)	—
1.000%	07/09/29		151	80,671
3.500%(cc)	07/09/41		638	256,411
3.625%(cc)	07/09/35		1,364	564,448
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29		441	392,352
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30		3,520	2,950,200
5.000%	07/15/32		1,295	1,250,080
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		427	357,879
3.717%	01/25/27		865	825,805
5.000%	07/15/32		200	193,063
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		386	380,210
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.750%	01/14/50		1,275	953,700
5.625%	02/21/47		809	692,908
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
4.950%	01/05/36		2,320	2,246,775
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		650	505,700
4.125%	02/22/42		662	447,843
5.625%	02/26/44		551	437,218
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		328	326,032
6.000%	07/19/28		396	394,020
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.500%	03/26/36		2,080	2,020,850
6.125%	05/22/28		2,200	2,255,687
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	398	396,374
1.450%	09/18/26	EUR	286	291,677

A45

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.375%	07/30/25	EUR	353	$378,097
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,052	1,139,561
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		410	353,369
5.750%	03/12/54		930	890,475
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
9.625%	11/03/30	JMD	73,500	498,821
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	327,730	16,996,885
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	160,634	8,219,147
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.500%	02/12/34		340	283,475
4.600%	02/10/48		1,106	888,256
6.000%	05/07/36		6,720	6,733,440
6.400%	05/07/54		900	899,156
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		320	280,200
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		264	239,745
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		230	216,272
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		200	134,375
6.853%	03/28/54		380	343,330
6.875%	01/31/36		600	584,437
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
3.849%	06/28/33		640	559,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.780%	12/01/60		260	150,069
2.783%	01/23/31		337	289,504
5.625%	11/18/50		245	243,163
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		330	341,813
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,607	3,554,005
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34		912	745,560
9.750%	02/16/31		640	654,400
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		4,590	3,858,469
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		224	188,300
5.875%	01/30/29		3,162	3,163,976
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
6.375%	01/30/34		1,200	$1,217,625
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	295	302,447
5.000%	09/27/26	EUR	800	883,570
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	67	62,525
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	629	623,673
5.750%	01/16/54		1,560	1,543,912
Sr. Unsec’d. Notes, 144A, MTN
5.000%	01/18/53		1,845	1,651,275
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	622	566,404
3.125%	05/15/27	EUR	1,386	1,438,278
State of Israel (Israel),
Sr. Unsec’d. Notes
3.375%	01/15/50		240	161,550
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	6,482	184,663
4.975%	04/20/55		472	442,942

Total Sovereign Bonds (cost $84,548,098)				80,126,067
U.S. Government Agency Obligations — 34.0%
Federal Home Loan Mortgage Corp.
1.500%	11/01/40		1,363	1,120,492
1.500%	05/01/41		1,514	1,240,686
1.500%	07/01/41		1,139	930,108
1.500%	10/01/41		467	380,656
1.500%	11/01/41		135	109,792
1.500%	02/01/51		243	183,557
1.500%	06/01/51		76	57,089
1.500%	10/01/51		1,803	1,359,052
1.500%	11/01/51		603	454,867
1.500%	11/01/51		1,896	1,428,438
1.500%	01/01/52		346	260,654
1.500%	02/01/52		325	245,112
2.000%	05/01/36		1,557	1,388,312
2.000%	06/01/36		615	548,053
2.000%	08/01/40		2,032	1,718,417
2.000%	09/01/40		59	50,362
2.000%	12/01/40		301	254,942
2.000%	01/01/41		70	59,061
2.000%	05/01/41		1,822	1,537,336
2.000%	06/01/41		78	65,511
2.000%	08/01/41		321	269,944
2.000%	12/01/41		421	353,249
2.000%	12/01/41		1,083	908,991
2.000%	12/01/41		2,082	1,747,699
2.000%	01/01/42		85	71,287
2.000%	01/01/42		170	143,509
2.000%	01/01/42		1,078	902,666
2.000%	02/01/42		256	214,580
2.000%	02/01/42		2,055	1,723,956

A46

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	04/01/42	179	$150,340
2.000%	04/01/42	1,030	868,330
2.000%	04/01/42	1,046	877,137
2.000%	05/01/42	92	77,142
2.000%	05/01/42	2,517	2,110,683
2.000%	08/01/42	90	75,605
2.000%	10/01/50	901	723,628
2.000%	10/01/50	1,818	1,449,485
2.000%	11/01/50	215	172,569
2.000%	11/01/50	556	442,948
2.000%	11/01/50	997	803,687
2.000%	12/01/50	853	675,953
2.000%	12/01/50	1,167	924,410
2.000%	12/01/50	3,370	2,667,295
2.000%	01/01/51	3,588	2,839,141
2.000%	02/01/51	94	76,080
2.000%	02/01/51	121	99,004
2.000%	02/01/51	684	541,869
2.000%	03/01/51	40	31,976
2.000%	03/01/51	55	44,660
2.000%	03/01/51	123	100,503
2.000%	03/01/51	243	196,109
2.000%	03/01/51	245	197,373
2.000%	03/01/51	283	228,204
2.000%	03/01/51	293	235,935
2.000%	03/01/51	323	260,586
2.000%	03/01/51	1,706	1,350,438
2.000%	03/01/51	3,951	3,132,619
2.000%	04/01/51	128	104,804
2.000%	04/01/51	227	183,648
2.000%	04/01/51	297	242,197
2.000%	04/01/51	1,479	1,176,507
2.000%	04/01/51	3,083	2,452,365
2.000%	05/01/51	1,672	1,348,100
2.000%	07/01/51	1,040	826,603
2.000%	08/01/51	602	479,912
2.000%	09/01/51	167	134,583
2.000%	09/01/51	170	136,289
2.000%	09/01/51	943	748,863
2.000%	10/01/51	1,947	1,545,373
2.000%	11/01/51	356	284,563
2.000%	11/01/51	422	339,874
2.000%	11/01/51	606	485,524
2.000%	02/01/52	89	71,915
2.000%	04/01/52	2,908	2,334,885
2.500%	11/01/27	433	417,299
2.500%	02/01/30	47	44,045
2.500%	04/01/30	62	57,862
2.500%	05/01/30	115	108,152
2.500%	07/01/30	8	7,162
2.500%	07/01/30	10	9,750
2.500%	07/01/30	29	27,427
2.500%	07/01/30	37	34,882
2.500%	08/01/30	101	94,892
2.500%	08/01/30	122	114,638
2.500%	09/01/30	97	91,360
2.500%	09/01/30	293	275,592
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	04/01/31	250	$235,016
2.500%	04/01/41	162	141,466
2.500%	03/01/42	257	222,906
2.500%	04/01/42	87	75,091
2.500%	06/01/50	1,044	873,390
2.500%	07/01/50	703	592,443
2.500%	07/01/50	1,055	880,356
2.500%	07/01/50	4,034	3,366,142
2.500%	09/01/50	1,650	1,381,209
2.500%	09/01/50	7,005	5,833,248
2.500%	11/01/50	166	139,909
2.500%	11/01/50	239	201,683
2.500%	11/01/50	1,933	1,611,217
2.500%	12/01/50	706	592,793
2.500%	12/01/50	904	762,896
2.500%	01/01/51	47	39,666
2.500%	01/01/51	145	121,210
2.500%	02/01/51	590	497,268
2.500%	03/01/51	272	230,857
2.500%	03/01/51	7,087	5,903,248
2.500%	04/01/51	12,936	10,753,945
2.500%	05/01/51	153	129,742
2.500%	05/01/51	459	381,391
2.500%	05/01/51	640	532,581
2.500%	05/01/51	691	579,563
2.500%	07/01/51	95	75,961
2.500%	07/01/51	328	275,861
2.500%	07/01/51	441	367,446
2.500%	07/01/51	553	462,821
2.500%	08/01/51	77	65,021
2.500%	08/01/51	252	211,179
2.500%	08/01/51	319	268,619
2.500%	08/01/51	327	274,478
2.500%	08/01/51	583	484,932
2.500%	08/01/51	1,153	970,092
2.500%	09/01/51	464	390,848
2.500%	09/01/51	492	414,656
2.500%	10/01/51	442	370,703
2.500%	10/01/51	995	828,308
2.500%	11/01/51	1,395	1,174,845
2.500%	01/01/52	82	68,993
2.500%	01/01/52	335	281,575
2.500%	01/01/52	411	346,097
2.500%	02/01/52	87	73,313
2.500%	02/01/52	600	504,699
2.500%	03/01/52	174	146,076
2.500%	04/01/52	721	604,845
2.500%	04/01/52	743	616,433
2.500%	04/01/52	3,558	2,983,379
3.000%	01/01/30	42	40,537
3.000%	01/01/30	53	50,299
3.000%	02/01/30	251	240,549
3.000%	06/01/30	161	154,043
3.000%	07/01/30	24	23,087
3.000%	07/01/30	135	129,037
3.000%	08/01/30	25	23,384
3.000%	08/01/30	35	33,536

A47

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	09/01/32	24	$22,443
3.000%	10/01/32	4	4,093
3.000%	10/01/32	14	13,660
3.000%	11/01/32	6	5,667
3.000%	12/01/32	4	3,785
3.000%	09/01/37	36	32,759
3.000%	06/01/38	581	534,452
3.000%	07/01/42	354	316,386
3.000%	09/01/42	630	562,271
3.000%	04/01/46	2,483	2,186,775
3.000%	09/01/46	2,355	2,074,987
3.000%	12/01/46	22	19,248
3.000%	12/01/46	65	58,019
3.000%	12/01/46	97	86,561
3.000%	12/01/46	193	169,870
3.000%	01/01/47	503	444,191
3.000%	01/01/47	725	639,128
3.000%	02/01/47	1,457	1,294,084
3.000%	11/01/49	266	233,400
3.000%	03/01/50	65	57,126
3.000%	06/01/50	538	465,602
3.000%	07/01/50	672	584,447
3.000%	08/01/50	406	352,268
3.000%	08/01/50	1,238	1,086,465
3.000%	08/01/50	1,621	1,419,709
3.000%	08/01/50	2,971	2,593,874
3.000%	02/01/51	80	69,421
3.000%	03/01/51	957	823,893
3.000%	08/01/51	304	264,489
3.000%	09/01/51	1,813	1,578,474
3.000%	10/01/51	349	304,873
3.000%	10/01/51	2,332	2,030,119
3.000%	11/01/51	156	134,703
3.000%	12/01/51	90	78,027
3.000%	01/01/52	889	777,171
3.000%	02/01/52	181	156,001
3.000%	02/01/52	922	802,954
3.000%	03/01/52	264	227,317
3.000%	04/01/52	437	376,762
3.000%	05/01/52	1,106	961,869
3.500%	02/01/31	27	26,131
3.500%	04/01/31	10	9,347
3.500%	04/01/31	223	215,512
3.500%	04/01/32	608	587,152
3.500%	01/01/34	243	231,063
3.500%	05/01/35	886	846,816
3.500%	01/01/38	81	75,918
3.500%	04/01/42	92	84,902
3.500%	05/01/42	11	9,730
3.500%	08/01/42	47	43,266
3.500%	08/01/42	81	74,204
3.500%	08/01/42	248	228,077
3.500%	09/01/42	67	61,816
3.500%	10/01/42	17	15,425
3.500%	11/01/42	16	15,063
3.500%	02/01/43	877	807,130
3.500%	06/01/43	63	58,326
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	06/01/44	61	$55,157
3.500%	01/01/45	6,288	5,789,076
3.500%	09/01/45	36	33,092
3.500%	11/01/45	150	137,338
3.500%	03/01/46	976	897,924
3.500%	06/01/46	22	20,304
3.500%	09/01/46	76	68,859
3.500%	03/01/47	92	83,559
3.500%	03/01/47	272	250,106
3.500%	05/01/47	142	129,100
3.500%	10/01/47	257	236,678
3.500%	11/01/47	157	141,612
3.500%	12/01/47	316	291,431
3.500%	01/01/48	52	47,156
3.500%	01/01/48	74	68,297
3.500%	01/01/48	213	194,585
3.500%	02/01/48	376	342,908
3.500%	03/01/48	334	305,462
3.500%	03/01/48	1,624	1,483,599
3.500%	01/01/50	392	356,551
3.500%	05/01/50	640	580,578
3.500%	03/01/52	908	814,929
3.500%	04/01/52	474	424,318
3.500%	05/01/52	2,336	2,092,046
3.500%	06/01/52	4,324	3,871,275
4.000%	02/01/34	200	196,107
4.000%	02/01/34	239	235,945
4.000%	03/01/34	211	207,395
4.000%	11/01/36	6	5,349
4.000%	06/01/37	74	71,532
4.000%	08/01/40	42	39,502
4.000%	09/01/40	82	78,263
4.000%	09/01/40	269	255,506
4.000%	09/01/40	347	329,568
4.000%	11/01/40	268	254,067
4.000%	12/01/40	184	174,089
4.000%	04/01/41	3	2,657
4.000%	03/01/42	305	289,292
4.000%	10/01/42	558	529,315
4.000%	12/01/42	16	14,794
4.000%	04/01/43	279	265,300
4.000%	05/01/43	43	41,439
4.000%	06/01/43	24	23,462
4.000%	06/01/43	26	24,463
4.000%	06/01/43	28	26,759
4.000%	06/01/43	35	33,253
4.000%	07/01/43	126	120,498
4.000%	07/01/43	141	135,266
4.000%	08/01/43	121	115,055
4.000%	03/01/44	235	222,942
4.000%	04/01/44	85	81,041
4.000%	07/01/44	34	32,392
4.000%	07/01/44	66	62,195
4.000%	01/01/45	113	107,407
4.000%	01/01/45	2,610	2,472,781
4.000%	02/01/45	11	10,234
4.000%	02/01/45	26	25,289

A48

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	09/01/45	192	$183,956
4.000%	09/01/45	2,515	2,407,438
4.000%	12/01/45	41	39,416
4.000%	12/01/45	50	47,449
4.000%	04/01/47	132	125,093
4.000%	07/01/47	516	489,093
4.000%	04/01/48	1,123	1,055,786
4.000%	06/01/48	211	200,205
4.000%	07/01/48	362	341,274
4.000%	11/01/48	56	52,810
4.000%	04/01/49	1,114	1,049,663
4.000%	05/01/49	51	47,973
4.000%	05/01/49	478	452,475
4.000%	07/01/49	186	176,060
4.000%	07/01/49	562	532,661
4.000%	07/01/49	1,387	1,306,208
4.000%	06/01/50	1,317	1,236,398
4.000%	07/01/50	91	85,893
4.000%	04/01/52	596	557,424
4.000%	04/01/52	862	803,501
4.500%	08/01/24	1	561
4.500%	08/01/39	90	87,810
4.500%	12/01/39	38	37,571
4.500%	07/01/40	14	13,640
4.500%	12/01/40	111	108,746
4.500%	05/01/41	77	75,848
4.500%	05/01/41	84	82,733
4.500%	07/01/41	201	197,812
4.500%	03/01/42	183	179,466
4.500%	05/01/42	158	155,169
4.500%	11/01/43	129	125,762
4.500%	12/01/43	185	182,012
4.500%	12/01/43	372	361,753
4.500%	03/01/44	330	320,978
4.500%	04/01/44	16	15,693
4.500%	04/01/44	21	20,238
4.500%	04/01/44	48	47,251
4.500%	04/01/44	75	72,926
4.500%	04/01/44	127	123,902
4.500%	04/01/44	171	165,859
4.500%	04/01/44	205	201,571
4.500%	04/01/44	293	287,649
4.500%	04/01/44	914	897,082
4.500%	06/01/44	140	136,829
4.500%	03/01/47	175	171,667
4.500%	04/01/47	451	442,291
4.500%	05/01/47	169	164,772
4.500%	07/01/47	169	164,926
4.500%	07/01/47	651	634,729
4.500%	08/01/47	49	48,107
4.500%	10/01/47	108	104,902
4.500%	12/01/47	106	102,594
4.500%	02/01/48	69	66,716
4.500%	06/01/48	61	59,428
4.500%	07/01/48	582	567,481
4.500%	08/01/48	470	457,718
4.500%	08/01/48	811	790,276
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	08/01/48	848	$827,150
4.500%	09/01/48	22	20,995
4.500%	09/01/48	516	500,532
4.500%	03/01/49	1,472	1,445,319
4.500%	04/01/49	265	256,783
4.500%	09/01/50	88	84,309
4.500%	07/01/52	367	351,892
4.500%	07/01/52	1,852	1,763,533
4.500%	11/01/52	101	96,361
4.500%	11/01/52	553	530,058
4.500%	11/01/52	6,166	5,871,467
5.000%	07/01/25	7	6,708
5.000%	06/01/26	2	1,886
5.000%	02/01/38	1,755	1,754,043
5.000%	01/01/39	771	769,730
5.000%	06/01/41	36	35,662
5.000%	11/01/41	555	554,613
5.000%	12/01/44	100	100,526
5.000%	09/01/48	133	131,477
5.000%	10/01/48	72	71,334
5.000%	12/01/48	743	737,301
5.000%	10/01/49	4,442	4,399,384
5.000%	03/01/50	2,714	2,687,247
5.000%	07/01/50	177	174,942
5.000%	06/01/52	69	67,233
5.000%	07/01/52	1,067	1,046,416
5.000%	09/01/52	87	84,703
5.000%	09/01/52	478	466,220
5.000%	09/01/52	4,206	4,105,781
5.000%	09/01/52	5,462	5,333,165
5.000%	11/01/52	159	155,108
5.000%	12/01/52	183	179,438
5.000%	01/01/53	185	181,583
5.000%	01/01/53	357	349,354
5.000%	01/01/53	1,008	983,801
5.000%	03/01/53	464	456,286
5.000%	04/01/53	378	372,462
5.000%	04/01/53	582	569,718
5.000%	04/01/53	1,114	1,094,800
5.000%	04/01/53	4,552	4,440,976
5.000%	05/01/53	187	184,437
5.500%	02/01/35	20	20,502
5.500%	10/01/36	7	6,925
5.500%	12/01/36	3	2,892
5.500%	12/01/36	4	4,300
5.500%	12/01/36	9	9,200
5.500%	03/01/37	3	3,050
5.500%	04/01/37	4	4,247
5.500%	01/01/38	1	601
5.500%	01/01/38	4	3,864
5.500%	02/01/38	1	634
5.500%	02/01/38	494	504,548
5.500%	04/01/38	330	337,097
5.500%	07/01/38	125	128,218
5.500%	08/01/38	78	79,345
5.500%	08/01/38	125	127,904
5.500%	12/01/38	150	153,197

A49

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	01/01/39	149	$152,395
5.500%	11/01/52	1,933	1,930,207
5.500%	12/01/52	186	185,510
5.500%	01/01/53	178	177,779
5.500%	01/01/53	191	190,894
5.500%	02/01/53	2,345	2,342,883
5.500%	03/01/53	373	372,962
5.500%	04/01/53	92	91,339
5.500%	04/01/53	187	186,833
5.500%	04/01/53	190	189,244
5.500%	04/01/53	191	190,476
5.500%	05/01/53	94	93,398
5.500%	05/01/53	185	185,080
5.500%	05/01/53	186	186,053
5.500%	05/01/53	191	191,291
5.500%	06/01/53	93	92,986
5.500%	07/01/53	96	97,031
5.500%	07/01/53	193	192,618
5.500%	08/01/53	190	188,778
5.500%	08/01/53	476	474,671
5.500%	09/01/53	293	292,970
5.500%	10/01/53	399	397,459
5.500%	11/01/53	1,706	1,697,178
5.500%	03/01/54	2,682	2,668,643
6.000%	01/01/27	28	28,589
6.000%	12/01/28	1	578
6.000%	01/01/32	—(r)	344
6.000%	11/01/32	1	1,146
6.000%	03/01/33	2	2,531
6.000%	11/01/33	1	1,428
6.000%	02/01/34	69	70,805
6.000%	12/01/34	2	1,859
6.000%	01/01/36	12	12,637
6.000%	03/01/36	1	558
6.000%	04/01/36	10	10,692
6.000%	08/01/36	6	6,435
6.000%	11/01/36	3	3,017
6.000%	12/01/36	226	234,302
6.000%	04/01/37	—(r)	450
6.000%	05/01/37	4	4,461
6.000%	07/01/37	1	698
6.000%	08/01/37	14	14,702
6.000%	09/01/37	1	695
6.000%	09/01/37	2	2,554
6.000%	10/01/37	—(r)	381
6.000%	10/01/37	2	2,401
6.000%	10/01/37	5	5,116
6.000%	10/01/37	11	11,522
6.000%	11/01/37	83	85,761
6.000%	11/01/37	701	727,450
6.000%	12/01/37	1	890
6.000%	01/01/38	3	2,626
6.000%	01/01/38	4	4,289
6.000%	01/01/38	6	6,070
6.000%	01/01/38	6	6,499
6.000%	01/01/38	8	7,916
6.000%	01/01/38	12	12,535
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	04/01/38	2	$2,265
6.000%	04/01/38	14	14,134
6.000%	06/01/38	—(r)	444
6.000%	07/01/38	21	21,937
6.000%	08/01/38	2	2,287
6.000%	08/01/38	3	2,791
6.000%	08/01/38	106	110,309
6.000%	09/01/38	1	534
6.000%	09/01/38	5	5,107
6.000%	10/01/38	5	5,050
6.000%	11/01/38	2	1,755
6.000%	01/01/39	251	260,192
6.000%	10/01/39	6	6,243
6.000%	03/01/40	4	4,504
6.000%	04/01/40	88	89,361
6.000%	05/01/40	1	691
6.000%	12/01/52	445	451,633
6.000%	12/01/52	1,391	1,417,152
6.000%	03/01/53	183	185,524
6.000%	03/01/53	649	664,206
6.000%	07/01/53	281	286,378
6.000%	09/01/53	296	299,435
6.000%	09/01/53	481	492,846
6.500%	09/01/39	51	53,514
6.500%	09/01/39	153	156,570
6.500%	01/01/53	74	75,873
6.500%	01/01/53	155	159,955
6.500%	02/01/53	183	187,301
6.500%	04/01/53	172	176,111
6.500%	05/01/53	91	94,161
6.500%	05/01/53	93	96,741
6.500%	05/01/53	181	185,719
6.500%	05/01/53	184	189,629
6.500%	11/01/53	1,473	1,515,050
6.750%	03/15/31	755	864,602
7.000%	03/01/39	49	51,952
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.634% (Cap 7.636%, Floor 1.634%)
2.635%(c)	12/01/50	990	905,806
Federal Home Loan Mortgage Corp., MTN
3.163%(s)	12/14/29	420	325,978
Federal National Mortgage Assoc.
1.500%	12/01/35	37	31,894
1.500%	04/01/36	455	395,404
1.500%	08/01/36	3,343	2,900,674
1.500%	11/01/41	759	617,821
1.500%	01/01/42	258	209,942
1.500%	02/01/42	443	360,576
1.500%	11/01/50	2,722	2,055,315
1.500%	01/01/51	4,522	3,417,113
1.500%	02/01/51	4,961	3,738,151
1.500%	03/01/51	682	515,531
1.500%	03/01/51	749	566,163
1.500%	06/01/51	32	24,464
1.500%	08/01/51	342	258,359
1.500%	09/01/51	238	179,136
1.500%	09/01/51	874	661,043

A50

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
1.500%	09/01/51	1,505	$1,133,914
1.500%	10/01/51	234	176,693
1.500%	11/01/51	1,896	1,428,843
1.500%	01/01/52	617	464,579
2.000%	TBA	15,546	12,296,697
2.000%	03/01/31	919	852,658
2.000%	10/01/31	40	37,029
2.000%	11/01/31	13	11,827
2.000%	11/01/31	69	63,055
2.000%	11/01/31	163	150,243
2.000%	11/01/31	193	176,934
2.000%	12/01/31	57	52,498
2.000%	01/01/32	1,897	1,748,112
2.000%	03/01/32	294	269,978
2.000%	03/01/36	1,309	1,168,488
2.000%	04/01/36	2,403	2,141,888
2.000%	05/01/36	779	694,554
2.000%	05/01/36	817	728,537
2.000%	06/01/36	2,305	2,057,566
2.000%	08/01/36	257	229,162
2.000%	08/01/36	1,512	1,347,757
2.000%	09/01/36	1,153	1,027,582
2.000%	09/01/36	2,297	2,039,209
2.000%	12/01/36	779	694,183
2.000%	02/01/37	1,058	938,287
2.000%	08/01/40	93	79,121
2.000%	10/01/40	757	640,654
2.000%	12/01/40	364	307,735
2.000%	12/01/40	4,413	3,727,457
2.000%	01/01/41	2,938	2,483,465
2.000%	05/01/41	77	65,295
2.000%	05/01/41	391	329,984
2.000%	06/01/41	472	398,327
2.000%	07/01/41	906	762,742
2.000%	08/01/41	983	827,019
2.000%	09/01/41	170	143,295
2.000%	09/01/41	2,327	1,956,051
2.000%	10/01/41	1,778	1,494,325
2.000%	11/01/41	658	553,093
2.000%	12/01/41	586	492,210
2.000%	02/01/42	934	784,200
2.000%	03/01/42	86	72,055
2.000%	04/01/42	262	219,388
2.000%	05/01/42	89	74,278
2.000%	05/01/42	90	75,353
2.000%	05/01/42	298	248,855
2.000%	06/01/42	98	82,040
2.000%	08/01/42	298	251,153
2.000%	08/01/50	145	117,146
2.000%	09/01/50	141	113,635
2.000%	09/01/50	220	175,673
2.000%	09/01/50	359	286,162
2.000%	09/01/50	963	773,584
2.000%	09/01/50	2,375	1,893,236
2.000%	10/01/50	71	56,880
2.000%	10/01/50	357	285,761
2.000%	10/01/50	1,355	1,079,471
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	11/01/50	177	$141,188
2.000%	11/01/50	671	531,375
2.000%	11/01/50	2,094	1,659,143
2.000%	11/01/50	9,335	7,444,544
2.000%	12/01/50	957	767,320
2.000%	12/01/50	1,008	813,319
2.000%	12/01/50	1,994	1,578,804
2.000%	12/01/50	2,320	1,848,684
2.000%	12/01/50	4,320	3,422,949
2.000%	01/01/51	61	49,567
2.000%	01/01/51	304	243,423
2.000%	01/01/51	920	741,916
2.000%	01/01/51	2,445	1,946,413
2.000%	01/01/51	3,132	2,481,115
2.000%	01/01/51	3,317	2,627,583
2.000%	02/01/51	56	45,023
2.000%	02/01/51	114	93,860
2.000%	02/01/51	123	99,293
2.000%	02/01/51	192	154,718
2.000%	02/01/51	198	161,484
2.000%	02/01/51	257	207,111
2.000%	02/01/51	745	602,346
2.000%	02/01/51	807	642,995
2.000%	02/01/51	1,438	1,152,570
2.000%	03/01/51	43	35,044
2.000%	03/01/51	76	61,192
2.000%	03/01/51	88	70,952
2.000%	03/01/51	165	133,164
2.000%	03/01/51	173	140,023
2.000%	03/01/51	177	142,937
2.000%	03/01/51	236	190,511
2.000%	03/01/51	249	201,369
2.000%	03/01/51	1,394	1,107,570
2.000%	03/01/51	1,924	1,522,808
2.000%	03/01/51	2,720	2,165,704
2.000%	04/01/51	121	98,105
2.000%	04/01/51	128	104,582
2.000%	04/01/51	132	106,371
2.000%	04/01/51	241	194,336
2.000%	04/01/51	274	221,473
2.000%	04/01/51	3,030	2,411,453
2.000%	04/01/51	3,289	2,616,445
2.000%	04/01/51	4,236	3,364,682
2.000%	05/01/51	1,761	1,399,297
2.000%	05/01/51(k)	33,176	26,399,816
2.000%	06/01/51	2,727	2,168,492
2.000%	07/01/51	459	365,523
2.000%	08/01/51	486	386,099
2.000%	09/01/51	4,267	3,388,380
2.000%	10/01/51	564	455,295
2.000%	02/01/52	264	212,693
2.000%	02/01/52	266	213,359
2.000%	02/01/52	339	272,097
2.000%	02/01/52	376	300,054
2.000%	02/01/52	514	412,766
2.000%	02/01/52	1,413	1,121,211
2.000%	03/01/52	187	150,007

A51

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	03/01/52	1,031	$831,509
2.000%	03/01/52	1,757	1,416,400
2.000%	04/01/52	5,455	4,343,559
2.250%	04/01/33	875	722,595
2.500%	TBA	3,125	2,843,036
2.500%	TBA(tt)	12,637	10,443,979
2.500%	09/01/27	8	7,436
2.500%	09/01/27	10	9,539
2.500%	02/01/28	4	3,358
2.500%	04/01/28	7	6,725
2.500%	08/01/28	20	19,202
2.500%	02/01/30	7	6,804
2.500%	03/01/30	21	20,148
2.500%	04/01/30	42	39,240
2.500%	05/01/30	71	66,303
2.500%	07/01/30	12	11,559
2.500%	07/01/30	44	41,602
2.500%	07/01/30	60	56,140
2.500%	08/01/30	23	21,732
2.500%	08/01/30	60	56,562
2.500%	08/01/30	69	65,265
2.500%	08/01/30	115	108,141
2.500%	09/01/30	78	73,594
2.500%	09/01/30	95	89,582
2.500%	11/01/30	7	6,976
2.500%	11/01/30	76	71,149
2.500%	11/01/30	77	72,376
2.500%	11/01/30	88	82,607
2.500%	11/01/30	98	92,349
2.500%	03/01/31	12	11,565
2.500%	06/01/31	125	116,874
2.500%	07/01/31	63	58,616
2.500%	08/01/31	11	9,862
2.500%	10/01/31	98	91,264
2.500%	10/01/31	154	143,504
2.500%	10/01/31	189	176,511
2.500%	10/01/31	247	230,919
2.500%	11/01/31	11	10,386
2.500%	11/01/31	12	11,119
2.500%	11/01/31	27	24,831
2.500%	11/01/31	39	36,842
2.500%	11/01/31	55	51,440
2.500%	11/01/31	81	75,838
2.500%	11/01/31	137	127,862
2.500%	11/01/31	186	173,533
2.500%	11/01/31	2,062	1,925,705
2.500%	02/01/32	20	18,813
2.500%	03/01/32	63	58,986
2.500%	03/01/32	135	125,397
2.500%	03/01/32	151	140,972
2.500%	04/01/32	10	9,478
2.500%	08/01/32	361	336,598
2.500%	02/01/33	660	619,781
2.500%	12/01/35	667	611,892
2.500%	12/01/35	765	701,048
2.500%	03/01/38	125	112,572
2.500%	06/01/40	2,817	2,460,464
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	11/01/40	229	$199,287
2.500%	03/01/41	211	183,761
2.500%	04/01/41	250	217,863
2.500%	04/01/41	316	276,073
2.500%	04/01/41	764	665,700
2.500%	11/01/41	161	140,525
2.500%	11/01/41	670	583,112
2.500%	02/01/42	327	284,283
2.500%	03/01/42	85	73,827
2.500%	03/01/42	253	220,037
2.500%	04/01/42	608	524,034
2.500%	05/01/42	87	75,217
2.500%	09/01/42	186	161,981
2.500%	06/01/50	1,006	839,777
2.500%	07/01/50	188	156,556
2.500%	07/01/50	359	299,933
2.500%	09/01/50	1,729	1,441,591
2.500%	10/01/50	136	114,680
2.500%	10/01/50	174	141,429
2.500%	10/01/50	1,070	891,848
2.500%	10/01/50	2,496	2,100,865
2.500%	11/01/50	298	250,976
2.500%	11/01/50	1,614	1,338,917
2.500%	12/01/50	110	91,880
2.500%	12/01/50	157	131,665
2.500%	01/01/51	493	414,616
2.500%	02/01/51	108	90,143
2.500%	02/01/51	11,049	9,200,174
2.500%	03/01/51	441	372,269
2.500%	03/01/51	1,871	1,557,149
2.500%	04/01/51	81	68,456
2.500%	04/01/51	263	222,636
2.500%	04/01/51	18,613	15,478,580
2.500%	05/01/51	187	150,390
2.500%	05/01/51	657	546,825
2.500%	05/01/51	1,771	1,464,653
2.500%	05/01/51	2,537	2,129,901
2.500%	05/01/51	3,419	2,845,372
2.500%	05/01/51	4,255	3,569,546
2.500%	05/01/51	4,445	3,693,274
2.500%	05/01/51	6,536	5,477,769
2.500%	06/01/51	144	122,639
2.500%	06/01/51	228	191,517
2.500%	06/01/51	640	538,712
2.500%	06/01/51	1,160	967,113
2.500%	06/01/51	3,537	2,937,526
2.500%	07/01/51	388	325,468
2.500%	07/01/51	498	417,730
2.500%	07/01/51	637	538,805
2.500%	07/01/51	1,445	1,204,334
2.500%	08/01/51	235	198,169
2.500%	08/01/51	260	218,533
2.500%	08/01/51	479	402,870
2.500%	08/01/51	1,923	1,602,415
2.500%	08/01/51	3,412	2,859,548
2.500%	09/01/51	84	70,492
2.500%	09/01/51	152	129,237

A52

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	09/01/51	220	$187,085
2.500%	09/01/51	335	279,539
2.500%	09/01/51	879	731,692
2.500%	10/01/51	245	205,309
2.500%	10/01/51	864	716,798
2.500%	10/01/51	1,023	860,789
2.500%	10/01/51	2,634	2,184,755
2.500%	11/01/51	158	133,193
2.500%	11/01/51	246	207,006
2.500%	11/01/51	952	798,791
2.500%	11/01/51	2,102	1,751,265
2.500%	12/01/51	563	470,495
2.500%	01/01/52	88	70,863
2.500%	01/01/52	167	141,925
2.500%	01/01/52	252	212,044
2.500%	01/01/52	333	280,054
2.500%	01/01/52	839	705,879
2.500%	01/01/52	1,548	1,299,047
2.500%	02/01/52	246	207,309
2.500%	02/01/52	256	215,450
2.500%	02/01/52	271	227,019
2.500%	02/01/52	790	659,608
2.500%	03/01/52	621	520,481
2.500%	03/01/52	728	606,876
2.500%	03/01/52	1,020	848,406
2.500%	03/01/52	1,283	1,066,560
2.500%	04/01/52	87	72,946
2.500%	04/01/52	565	470,098
2.500%	05/01/52	1,470	1,233,031
2.500%	01/01/57	2,098	1,734,535
2.500%	07/01/61	1,089	871,184
2.500%	09/01/61	260	208,281
3.000%	TBA	3,400	2,924,718
3.000%	TBA	3,865	3,596,949
3.000%	07/01/27	3	3,310
3.000%	04/01/28	25	23,997
3.000%	05/01/28	29	28,335
3.000%	10/01/28	4	3,564
3.000%	10/01/28	43	41,444
3.000%	11/01/28	5	4,872
3.000%	10/01/29	68	64,631
3.000%	02/01/30	217	207,531
3.000%	03/01/30	113	107,777
3.000%	04/01/30	93	89,244
3.000%	04/01/30	1,068	1,020,181
3.000%	05/01/30	56	53,375
3.000%	05/01/30	94	90,049
3.000%	07/01/30	18	16,603
3.000%	07/01/30	26	24,849
3.000%	07/01/30	76	71,924
3.000%	08/01/30	8	7,808
3.000%	08/01/30	22	21,015
3.000%	08/01/30	25	23,889
3.000%	08/01/30	88	84,057
3.000%	08/01/30	101	96,162
3.000%	08/01/30	108	103,131
3.000%	08/01/30	134	128,052
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	08/01/30	279	$264,913
3.000%	08/01/30	468	443,238
3.000%	09/01/30	13	12,228
3.000%	09/01/30	47	44,709
3.000%	09/01/30	86	81,498
3.000%	09/01/30	415	394,940
3.000%	11/01/30	4	3,811
3.000%	12/01/30	8	7,656
3.000%	04/01/31	6	6,032
3.000%	09/01/31	79	75,044
3.000%	12/01/31	27	25,962
3.000%	02/01/32	75	70,610
3.000%	09/01/32	35	32,839
3.000%	11/01/32	210	196,763
3.000%	01/01/33	42	39,889
3.000%	01/01/33	266	251,638
3.000%	01/01/33	278	261,532
3.000%	11/01/33	305	286,970
3.000%	05/01/35	453	423,052
3.000%	07/01/35	57	52,648
3.000%	08/01/35	57	53,049
3.000%	08/01/35	61	57,139
3.000%	12/01/35	17	15,601
3.000%	02/01/36	447	412,379
3.000%	04/01/36	337	311,379
3.000%	07/01/36	278	259,570
3.000%	07/01/36	986	908,632
3.000%	10/01/36	24	21,785
3.000%	11/01/36	76	69,952
3.000%	11/01/36	144	132,513
3.000%	12/01/36	145	133,017
3.000%	12/01/36	188	172,161
3.000%	12/01/36	218	200,353
3.000%	12/01/37	50	45,751
3.000%	06/01/38	609	561,473
3.000%	09/01/40	41	36,840
3.000%	05/01/42	438	391,542
3.000%	06/01/42	532	475,484
3.000%	09/01/42	969	869,235
3.000%	12/01/42	19	16,542
3.000%	12/01/42	39	34,380
3.000%	01/01/43	7	6,353
3.000%	01/01/43	19	16,909
3.000%	01/01/43	20	17,713
3.000%	01/01/43	56	50,090
3.000%	01/01/43	70	62,457
3.000%	01/01/43	202	179,321
3.000%	01/01/43	208	184,231
3.000%	02/01/43	28	24,623
3.000%	06/01/43	87	77,585
3.000%	06/01/43	3,356	2,988,001
3.000%	07/01/43	211	188,162
3.000%	10/01/43	189	168,931
3.000%	11/01/43	601	536,423
3.000%	11/01/44	1,984	1,771,161
3.000%	11/01/44	2,820	2,517,112
3.000%	01/01/45	160	142,566

A53

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	02/01/45	187	$166,951
3.000%	03/01/45	493	439,650
3.000%	04/01/45	48	42,437
3.000%	04/01/45	142	125,559
3.000%	05/01/45	1,188	1,056,351
3.000%	07/01/45	740	657,274
3.000%	05/01/46	75	66,021
3.000%	06/01/46	13	11,833
3.000%	06/01/46	47	41,133
3.000%	06/01/46	183	163,257
3.000%	08/01/46	50	44,684
3.000%	09/01/46	235	210,037
3.000%	10/01/46	122	107,602
3.000%	11/01/46	634	559,396
3.000%	01/01/47	82	72,186
3.000%	01/01/47	93	81,934
3.000%	01/01/47	187	164,470
3.000%	02/01/47	76	66,813
3.000%	02/01/47	152	134,454
3.000%	03/01/47	236	207,760
3.000%	03/01/47	248	215,812
3.000%	03/01/47	305	269,329
3.000%	11/01/47	26	23,056
3.000%	12/01/47	592	523,890
3.000%	11/01/48	246	219,692
3.000%	08/01/49	31	27,978
3.000%	12/01/49	168	146,169
3.000%	01/01/50	448	390,489
3.000%	02/01/50	206	181,497
3.000%	02/01/50	405	353,347
3.000%	02/01/50	455	395,581
3.000%	02/01/50	672	590,182
3.000%	02/01/50	10,708	9,432,549
3.000%	04/01/50	2,121	1,853,566
3.000%	07/01/50	454	393,986
3.000%	08/01/50	620	545,437
3.000%	08/01/50	660	573,992
3.000%	08/01/50	1,480	1,286,223
3.000%	10/01/50	284	249,123
3.000%	10/01/50	1,146	996,115
3.000%	11/01/50	664	576,552
3.000%	12/01/50	1,566	1,361,235
3.000%	04/01/51	562	488,364
3.000%	05/01/51	1,398	1,229,577
3.000%	05/01/51	2,080	1,795,272
3.000%	06/01/51	282	243,507
3.000%	07/01/51	356	308,262
3.000%	08/01/51	81	71,078
3.000%	08/01/51	282	248,847
3.000%	08/01/51	644	559,619
3.000%	08/01/51	1,526	1,323,909
3.000%	08/01/51	1,669	1,447,478
3.000%	09/01/51	2,309	2,002,793
3.000%	10/01/51	375	323,539
3.000%	10/01/51	413	358,289
3.000%	10/01/51	2,419	2,106,346
3.000%	11/01/51	480	419,144
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	11/01/51	690	$599,547
3.000%	11/01/51	2,165	1,870,661
3.000%	11/01/51	3,295	2,849,371
3.000%	12/01/51	76	66,601
3.000%	12/01/51	673	584,001
3.000%	12/01/51	1,320	1,145,176
3.000%	01/01/52	166	145,477
3.000%	01/01/52	170	146,735
3.000%	01/01/52	523	455,372
3.000%	01/01/52	1,017	881,924
3.000%	01/01/52	1,612	1,397,762
3.000%	02/01/52	881	759,267
3.000%	02/01/52	3,752	3,238,775
3.000%	03/01/52	158	139,443
3.000%	03/01/52	582	513,118
3.000%	03/01/52	848	730,475
3.000%	03/01/52	1,756	1,522,257
3.000%	04/01/52	525	454,788
3.000%	04/01/52	896	782,345
3.000%	04/01/52	899	776,074
3.000%	04/01/52	1,146	995,682
3.000%	05/01/52	1,521	1,321,543
3.000%	06/01/52	252	217,759
3.500%	TBA	2,160	2,052,982
3.500%	11/01/27	10	9,769
3.500%	11/01/28	75	71,934
3.500%	12/01/28	43	41,160
3.500%	12/01/28	49	47,346
3.500%	12/01/28	332	322,345
3.500%	12/01/28	425	411,797
3.500%	02/01/29	84	81,316
3.500%	02/01/29	287	278,167
3.500%	03/01/29	81	79,004
3.500%	08/01/30	73	70,620
3.500%	04/01/34	20	18,835
3.500%	04/01/34	123	118,429
3.500%	12/01/34	184	174,615
3.500%	01/01/35	116	109,363
3.500%	02/01/37	176	165,906
3.500%	03/01/37	99	94,090
3.500%	12/01/37	142	133,125
3.500%	08/01/39	160	151,090
3.500%	02/01/40	166	154,949
3.500%	02/01/40	477	445,700
3.500%	10/01/41	922	850,245
3.500%	01/01/42	50	46,365
3.500%	04/01/42	21	19,048
3.500%	04/01/42	53	48,906
3.500%	04/01/42	87	79,479
3.500%	05/01/42	8	7,015
3.500%	05/01/42	115	106,103
3.500%	06/01/42	9	8,062
3.500%	06/01/42	11	10,514
3.500%	07/01/42	27	24,435
3.500%	07/01/42	209	192,738
3.500%	09/01/42	217	198,897
3.500%	09/01/42	335	307,915

A54

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	09/01/42	1,721	$1,582,387
3.500%	12/01/42	123	113,055
3.500%	01/01/43	1,101	1,006,961
3.500%	03/01/43	806	743,679
3.500%	04/01/43	767	706,407
3.500%	04/01/43	803	739,383
3.500%	06/01/43	787	723,840
3.500%	06/01/43	837	769,355
3.500%	07/01/43	1,006	926,395
3.500%	08/01/43	2,167	2,004,530
3.500%	02/01/45	145	133,392
3.500%	02/01/45	462	425,541
3.500%	01/01/46	179	162,908
3.500%	01/01/46	212	194,511
3.500%	03/01/46	179	162,284
3.500%	07/01/46	63	56,704
3.500%	12/01/46	356	324,159
3.500%	02/01/47	213	194,328
3.500%	03/01/47	52	47,367
3.500%	04/01/47	1,139	1,038,453
3.500%	05/01/47	270	247,226
3.500%	07/01/47	30	27,161
3.500%	11/01/47	351	320,425
3.500%	12/01/47	1,229	1,120,782
3.500%	01/01/48	213	194,107
3.500%	01/01/48	438	400,244
3.500%	02/01/48	162	147,260
3.500%	02/01/48	2,748	2,518,412
3.500%	04/01/48	74	68,019
3.500%	08/01/48	750	682,917
3.500%	11/01/48	1,393	1,270,829
3.500%	12/01/48	174	158,850
3.500%	06/01/49	1,205	1,109,466
3.500%	07/01/49	155	140,123
3.500%	06/01/50	54	49,349
3.500%	07/01/50	428	389,023
3.500%	08/01/50	160	145,462
3.500%	08/01/50	163	148,253
3.500%	08/01/50	812	745,133
3.500%	01/01/51	520	471,259
3.500%	06/01/51	760	681,740
3.500%	11/01/51	1,690	1,518,156
3.500%	12/01/51	80	72,911
3.500%	12/01/51	391	350,265
3.500%	01/01/52	90	80,461
3.500%	01/01/52	334	299,914
3.500%	01/01/52	420	381,018
3.500%	03/01/52	1,320	1,197,593
3.500%	04/01/52	535	478,801
3.500%	04/01/52	602	539,370
3.500%	04/01/52	2,544	2,303,885
3.500%	05/01/52	701	635,365
3.500%	05/01/52	2,109	1,888,611
3.500%	06/01/52	552	494,216
3.500%	07/01/52	6,712	6,010,665
3.520%	06/01/32	100	92,303
3.520%	11/01/32	1,715	1,570,875
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.880%	07/01/32	98	$92,498
4.000%	05/01/29	1	830
4.000%	10/01/30	6	5,633
4.000%	10/01/31	110	106,947
4.000%	04/01/33	174	169,223
4.000%	06/01/33	140	137,169
4.000%	09/01/33	59	58,240
4.000%	09/01/33	1,121	1,093,194
4.000%	10/01/33	173	169,543
4.000%	11/01/33	1,163	1,145,105
4.000%	02/01/34	76	74,723
4.000%	03/01/34	39	37,715
4.000%	03/01/34	41	39,713
4.000%	01/01/36	192	184,767
4.000%	07/01/37	27	25,928
4.000%	09/01/37	33	31,810
4.000%	03/01/38	23	21,953
4.000%	09/01/40	166	157,618
4.000%	10/01/40	427	404,482
4.000%	12/01/41	130	123,587
4.000%	01/01/42	553	523,888
4.000%	04/01/42	42	39,987
4.000%	04/01/42	46	43,849
4.000%	05/01/42	60	56,974
4.000%	05/01/42	258	244,055
4.000%	07/01/42	472	446,902
4.000%	10/01/42	255	241,390
4.000%	11/01/42	465	441,228
4.000%	12/01/42	42	40,034
4.000%	12/01/42	223	210,887
4.000%	04/01/43	48	46,026
4.000%	06/01/43	15	14,536
4.000%	06/01/43	20	18,953
4.000%	06/01/43	20	19,260
4.000%	06/01/43	32	30,427
4.000%	06/01/43	35	33,751
4.000%	06/01/43	40	37,706
4.000%	06/01/43	43	41,456
4.000%	06/01/43	44	41,796
4.000%	06/01/43	47	44,630
4.000%	06/01/43	47	44,906
4.000%	06/01/43	50	47,619
4.000%	06/01/43	57	54,384
4.000%	06/01/43	122	115,130
4.000%	06/01/43	129	123,745
4.000%	07/01/43	36	34,058
4.000%	07/01/43	123	116,829
4.000%	07/01/43	185	176,985
4.000%	07/01/43	189	179,248
4.000%	01/01/44	278	266,191
4.000%	04/01/44	549	519,037
4.000%	12/01/44	90	85,285
4.000%	01/01/45	316	299,389
4.000%	02/01/45	909	870,639
4.000%	03/01/45	48	45,449
4.000%	12/01/45	738	698,678
4.000%	03/01/46	273	258,354

A55

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	02/01/47	135	$128,250
4.000%	04/01/47	297	281,231
4.000%	07/01/47	121	114,334
4.000%	07/01/47	530	501,713
4.000%	08/01/47	229	216,733
4.000%	09/01/47	166	157,000
4.000%	10/01/47	610	578,199
4.000%	11/01/47	155	147,167
4.000%	12/01/47	43	40,818
4.000%	05/01/48	285	267,958
4.000%	06/01/48	63	59,156
4.000%	06/01/48	460	433,173
4.000%	06/01/48	3,171	2,999,411
4.000%	07/01/48	2,096	1,977,683
4.000%	08/01/48	42	39,822
4.000%	08/01/48	61	57,423
4.000%	08/01/48	186	176,028
4.000%	09/01/48	101	94,849
4.000%	09/01/48	151	142,245
4.000%	09/01/48	5,418	5,111,854
4.000%	10/01/48	252	236,874
4.000%	11/01/48	58	54,137
4.000%	11/01/48	128	121,182
4.000%	12/01/48	15	13,736
4.000%	12/01/48	741	698,200
4.000%	12/01/48	2,944	2,764,285
4.000%	01/01/49	236	223,638
4.000%	01/01/49	352	333,354
4.000%	03/01/49	274	258,221
4.000%	03/01/49	5,772	5,434,550
4.000%	04/01/49	209	196,782
4.000%	04/01/49	3,442	3,229,267
4.000%	08/01/49	122	115,564
4.000%	01/01/50	462	433,429
4.000%	02/01/50	27	25,500
4.000%	04/01/50	2,410	2,264,830
4.000%	05/01/50	481	449,400
4.000%	01/01/51	59	56,470
4.000%	01/01/51	90	85,815
4.000%	01/01/51	98	93,830
4.000%	08/01/51	355	336,484
4.000%	04/01/52	691	644,421
4.000%	06/01/52	1,532	1,424,101
4.000%	10/01/52	458	425,149
4.000%	02/01/56	1,374	1,278,968
4.000%	06/01/57	38	35,325
4.030%	06/01/28	1,212	1,176,288
4.060%	07/01/32	98	93,698
4.190%	04/01/28	1,525	1,491,903
4.370%	05/01/28	572	564,966
4.410%	04/01/30	1,065	1,045,201
4.420%	04/01/33	99	96,653
4.460%	05/01/28	1,429	1,410,830
4.500%	TBA	25,703	24,474,972
4.500%	08/01/24	—(r)	57
4.500%	09/01/24	—(r)	37
4.500%	12/01/24	1	529
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	02/01/25	—(r)	$196
4.500%	03/01/25	1	1,008
4.500%	04/01/25	—(r)	125
4.500%	04/01/25	—(r)	129
4.500%	04/01/25	—(r)	181
4.500%	04/01/25	1	1,061
4.500%	04/01/25	2	2,111
4.500%	05/01/25	—(r)	126
4.500%	05/01/25	—(r)	165
4.500%	07/01/25	3	3,367
4.500%	09/01/25	—(r)	487
4.500%	04/01/31	7	7,238
4.500%	05/01/31	25	24,556
4.500%	06/01/31	9	8,595
4.500%	11/01/31	11	11,013
4.500%	12/01/31	25	24,291
4.500%	12/01/31	98	96,728
4.500%	11/01/35	10	9,711
4.500%	12/01/37	1,130	1,121,498
4.500%	04/01/39	2	1,963
4.500%	04/01/39	3	3,020
4.500%	05/01/39	181	177,412
4.500%	06/01/39	7	6,622
4.500%	06/01/39	14	14,135
4.500%	08/01/39	26	25,971
4.500%	12/01/39	4	3,699
4.500%	06/01/40	26	25,198
4.500%	07/01/40	60	59,183
4.500%	08/01/40	16	15,817
4.500%	08/01/40	18	17,261
4.500%	12/01/40	293	287,618
4.500%	01/01/41	26	25,235
4.500%	02/01/41	22	21,841
4.500%	03/01/41	8	8,098
4.500%	04/01/41	1	900
4.500%	05/01/41	2	2,330
4.500%	05/01/41	3	2,763
4.500%	07/01/41	5	4,895
4.500%	07/01/41	25	24,819
4.500%	08/01/41	73	72,026
4.500%	09/01/41	23	22,923
4.500%	09/01/41	68	66,502
4.500%	10/01/41	5	5,394
4.500%	10/01/41	21	20,277
4.500%	10/01/41	42	41,175
4.500%	10/01/41	50	48,952
4.500%	10/01/41	156	152,623
4.500%	12/01/41	50	48,754
4.500%	01/01/42	6	5,463
4.500%	06/01/42	12	11,763
4.500%	09/01/42	20	19,558
4.500%	09/01/42	169	165,681
4.500%	11/01/42	33	32,585
4.500%	09/01/43	16	15,413
4.500%	09/01/43	32	31,435
4.500%	09/01/43	171	165,872
4.500%	10/01/43	85	83,008

A56

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	10/01/43	126	$122,011
4.500%	10/01/43	244	238,377
4.500%	11/01/43	85	82,324
4.500%	11/01/43	632	616,928
4.500%	12/01/43	117	113,491
4.500%	01/01/44	57	55,426
4.500%	01/01/44	68	66,136
4.500%	01/01/44	74	72,502
4.500%	01/01/44	90	87,939
4.500%	02/01/44	24	23,612
4.500%	02/01/44	140	136,610
4.500%	02/01/44	294	286,693
4.500%	03/01/44	28	27,498
4.500%	03/01/44	77	75,121
4.500%	03/01/44	351	341,217
4.500%	04/01/44	16	15,718
4.500%	04/01/44	39	38,077
4.500%	04/01/44	44	43,012
4.500%	04/01/44	156	151,961
4.500%	04/01/44	232	227,369
4.500%	05/01/44	75	72,941
4.500%	01/01/45	46	44,966
4.500%	01/01/45	264	257,594
4.500%	05/01/45	226	220,227
4.500%	07/01/45	259	253,221
4.500%	09/01/45	71	70,026
4.500%	11/01/45	9	8,457
4.500%	11/01/45	70	68,716
4.500%	11/01/45	386	376,754
4.500%	12/01/45	127	123,697
4.500%	07/01/46	847	831,511
4.500%	08/01/46	171	167,555
4.500%	01/01/47	30	28,704
4.500%	03/01/47	158	153,530
4.500%	05/01/47	471	458,085
4.500%	07/01/47	64	62,306
4.500%	09/01/47	15	14,189
4.500%	10/01/47	18	17,017
4.500%	10/01/47	73	70,637
4.500%	11/01/47	12	11,236
4.500%	11/01/47	34	33,291
4.500%	11/01/47	228	221,426
4.500%	11/01/47	295	287,050
4.500%	11/01/47	528	512,942
4.500%	12/01/47	19	18,629
4.500%	12/01/47	62	60,119
4.500%	01/01/48	515	500,464
4.500%	02/01/48	28	27,487
4.500%	03/01/48	22	21,285
4.500%	03/01/48	29	28,587
4.500%	04/01/48	130	127,364
4.500%	05/01/48	29	28,277
4.500%	05/01/48	652	639,043
4.500%	05/01/48	1,714	1,669,211
4.500%	06/01/48	34	32,953
4.500%	06/01/48	85	82,873
4.500%	07/01/48	12	11,296
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	07/01/48	65	$63,744
4.500%	07/01/48	69	67,900
4.500%	08/01/48	407	395,561
4.500%	11/01/48	263	258,142
4.500%	11/01/48	326	316,093
4.500%	02/01/49	797	782,580
4.500%	07/01/49	97	93,447
4.500%	10/01/49	58	55,742
4.500%	01/01/50	465	456,286
4.500%	03/01/50	177	172,836
4.500%	05/01/50	197	189,461
4.500%	09/01/51	134	128,809
4.500%	09/01/52	363	346,979
4.500%	09/01/52	884	841,694
4.500%	10/01/52	915	871,125
4.500%	11/01/52	27,608	26,289,396
4.500%	03/01/53	2,543	2,421,970
4.500%	09/01/57	124	118,901
4.500%	08/01/58	43	40,803
4.680%	07/01/33	100	99,724
4.750%	04/01/28	475	473,463
5.000%	TBA(tt)	4,000	3,993,857
5.000%	TBA	4,070	3,970,949
5.000%	03/01/36	3	2,552
5.000%	12/01/36	1	766
5.000%	12/01/37	2,702	2,698,013
5.000%	01/01/39	6	6,374
5.000%	12/01/39	3	2,715
5.000%	01/01/40	2	1,655
5.000%	05/01/40	2	2,107
5.000%	05/01/40	10	9,681
5.000%	07/01/40	10	9,759
5.000%	11/01/40	191	190,182
5.000%	01/01/41	9	9,171
5.000%	01/01/41	20	19,757
5.000%	04/01/41	3	3,103
5.000%	05/01/41	2	1,548
5.000%	05/01/41	32	31,597
5.000%	05/01/41	55	54,470
5.000%	05/01/41	59	58,963
5.000%	05/01/41	90	89,302
5.000%	06/01/41	41	40,389
5.000%	07/01/41	574	572,237
5.000%	01/01/42	5	4,709
5.000%	12/01/43	1,074	1,071,033
5.000%	12/01/47	175	175,820
5.000%	09/01/48	190	189,048
5.000%	01/01/49	209	207,457
5.000%	01/01/49	298	295,424
5.000%	06/01/49	865	856,872
5.000%	08/01/49	238	236,829
5.000%	12/01/49	1,560	1,541,072
5.000%	06/01/52	84	82,810
5.000%	06/01/52	88	86,521
5.000%	07/01/52	249	244,756
5.000%	07/01/52	516	515,304
5.000%	09/01/52	2,910	2,840,532

A57

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	09/01/52	6,314	$6,165,002
5.000%	10/01/52	369	361,252
5.000%	10/01/52	1,409	1,376,099
5.000%	10/01/52	2,629	2,567,725
5.000%	11/01/52	348	339,881
5.000%	01/01/53	284	277,632
5.000%	02/01/53	281	275,163
5.000%	06/01/53	96	94,429
5.000%	07/01/53	654	650,950
5.065%	12/01/28	1,950	1,975,882
5.350%	07/01/33	100	102,881
5.500%	TBA(tt)	62,180	61,871,355
5.500%	04/01/24	—(r)	17
5.500%	06/01/24	—(r)	3
5.500%	07/01/28	2	2,473
5.500%	11/01/28	7	6,745
5.500%	04/01/30	3	3,273
5.500%	12/01/30	—(r)	301
5.500%	11/01/32	—(r)	298
5.500%	12/01/32	1	757
5.500%	01/01/33	22	21,938
5.500%	01/01/33	31	31,711
5.500%	04/01/33	10	10,520
5.500%	06/01/33	1	571
5.500%	07/01/33	6	6,235
5.500%	09/01/33	6	6,248
5.500%	10/01/33	12	12,515
5.500%	11/01/33	1	865
5.500%	11/01/33	1	1,063
5.500%	11/01/33	6	6,128
5.500%	11/01/33	6	6,154
5.500%	12/01/33	1	1,504
5.500%	12/01/33	7	7,309
5.500%	01/01/34	—(r)	433
5.500%	02/01/34	1	533
5.500%	02/01/34	12	11,779
5.500%	03/01/34	1	1,452
5.500%	03/01/34	8	8,657
5.500%	04/01/34	1	909
5.500%	09/01/34	5	4,983
5.500%	12/01/34	1	521
5.500%	12/01/34	2	1,779
5.500%	12/01/34	5	4,861
5.500%	02/01/35	—(r)	192
5.500%	03/01/35	11	11,336
5.500%	04/01/35	1	586
5.500%	05/01/35	2	1,866
5.500%	05/01/35	4	3,579
5.500%	10/01/35	6	5,912
5.500%	11/01/35	—(r)	126
5.500%	12/01/35	6	6,435
5.500%	12/01/35	6	6,445
5.500%	01/01/36	1	574
5.500%	03/01/36	3	3,048
5.500%	07/01/36	3	2,796
5.500%	11/01/36	2	2,211
5.500%	01/01/37	9	9,229
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	02/01/37	8	$8,001
5.500%	06/01/37	3	2,780
5.500%	08/01/37	1	588
5.500%	08/01/37	1	912
5.500%	08/01/37	4	4,534
5.500%	08/01/37	7	7,298
5.500%	03/01/38	9	8,970
5.500%	08/01/38	101	103,309
5.500%	12/01/38	3	3,359
5.500%	09/01/39	4	4,135
5.500%	12/01/39	63	64,704
5.500%	06/01/40	9	9,536
5.500%	05/01/44	393	400,970
5.500%	01/01/49	393	396,243
5.500%	09/01/49	395	398,576
5.500%	04/01/50	371	374,593
5.500%	08/01/52	82	81,288
5.500%	10/01/52	1,471	1,466,683
5.500%	11/01/52	554	552,792
5.500%	11/01/52	788	785,535
5.500%	11/01/52	1,245	1,242,181
5.500%	11/01/52	1,829	1,825,342
5.500%	12/01/52	4,641	4,631,476
5.500%	02/01/53	477	479,167
5.500%	04/01/53	190	189,907
5.500%	04/01/53	375	373,859
5.500%	05/01/53	193	193,666
5.500%	05/01/53	278	277,171
5.500%	05/01/53	378	377,388
5.500%	06/01/53	2,471	2,462,226
5.500%	07/01/53	191	191,020
5.500%	08/01/53	591	592,731
5.500%	08/01/53	655	651,647
5.500%	09/01/53	1,238	1,235,481
5.500%	09/01/53	1,744	1,737,281
5.500%	11/01/53	6,964	6,929,325
5.500%	03/01/54	390	388,012
5.500%	09/01/56	1,259	1,296,300
6.000%	TBA	50,565	51,015,465
6.000%	TBA	118,090	119,165,085
6.000%	11/01/28	—(r)	364
6.000%	02/01/29	—(r)	286
6.000%	03/01/32	—(r)	416
6.000%	05/01/33	—(r)	183
6.000%	01/01/34	9	9,463
6.000%	11/01/35	4	4,071
6.000%	12/01/35	2	1,679
6.000%	04/01/36	3	2,760
6.000%	07/01/36	1	1,471
6.000%	08/01/36	—(r)	27
6.000%	08/01/36	1	1,510
6.000%	08/01/36	9	8,927
6.000%	09/01/36	—(r)	93
6.000%	09/01/36	—(r)	306
6.000%	09/01/36	1	560
6.000%	09/01/36	1	836
6.000%	09/01/36	8	8,199

A58

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	10/01/36	1	$645
6.000%	10/01/36	4	4,220
6.000%	10/01/36	9	8,849
6.000%	11/01/36	—(r)	99
6.000%	11/01/36	1	991
6.000%	11/01/36	2	1,835
6.000%	11/01/36	6	6,257
6.000%	11/01/36	7	7,212
6.000%	12/01/36	—(r)	131
6.000%	12/01/36	—(r)	217
6.000%	12/01/36	—(r)	419
6.000%	12/01/36	2	2,165
6.000%	12/01/36	4	4,201
6.000%	12/01/36	9	8,934
6.000%	01/01/37	—(r)	358
6.000%	01/01/37	1	523
6.000%	01/01/37	3	2,990
6.000%	01/01/37	6	5,819
6.000%	01/01/37	9	9,025
6.000%	01/01/37	677	701,300
6.000%	02/01/37	8	7,794
6.000%	02/01/37	131	135,696
6.000%	03/01/37	8	8,076
6.000%	03/01/37	12	12,251
6.000%	03/01/37	69	70,324
6.000%	05/01/37	1	1,375
6.000%	05/01/37	6	6,283
6.000%	05/01/37	8	8,497
6.000%	06/01/37	1	728
6.000%	08/01/37	1	1,099
6.000%	08/01/37	3	3,550
6.000%	08/01/37	4	4,632
6.000%	08/01/37	13	13,958
6.000%	09/01/37	14	14,084
6.000%	10/01/37	—(r)	213
6.000%	07/01/41	426	441,708
6.000%	12/01/52	698	706,534
6.000%	01/01/53	170	172,878
6.000%	01/01/53	2,912	2,940,847
6.000%	03/01/53	94	94,927
6.000%	04/01/53	91	92,180
6.000%	05/01/53	465	472,115
6.000%	05/01/53	1,476	1,510,779
6.000%	06/01/53	91	92,544
6.000%	06/01/53	567	578,583
6.000%	07/01/53	283	291,143
6.000%	07/01/53	754	765,237
6.000%	11/01/53	98	99,057
6.500%	TBA	100	102,162
6.500%	10/01/36	319	330,841
6.500%	05/01/40	885	923,187
6.500%	02/01/53	74	75,889
6.500%	02/01/53	84	86,048
6.500%	11/01/53	2,562	2,635,854
6.500%	12/01/53	285	293,386
6.500%	03/01/54	300	307,958
6.500%	03/01/54	400	411,345
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.625%	11/15/30	1,950	$2,204,234
7.000%	TBA	11,895	12,249,157
7.000%	04/01/37	55	56,671
7.000%	02/01/39	133	141,056
7.000%	02/01/39	188	197,864
7.000%	09/01/53	5,177	5,337,089
Freddie Mac Coupon Strips
3.220%(s)	07/15/32	180	121,862
Government National Mortgage Assoc.
2.000%	TBA(tt)	33,320	27,292,839
2.000%	08/20/50	60	49,333
2.000%	10/20/50	5,562	4,561,067
2.000%	12/20/50	5,653	4,636,091
2.000%	01/20/51	5,355	4,390,394
2.000%	02/20/51	5,070	4,154,986
2.000%	03/20/51	1,128	901,963
2.000%	10/20/51	1,116	913,990
2.000%	11/20/51	496	406,305
2.500%	TBA	95	80,904
2.500%	11/20/49	1,999	1,711,613
2.500%	09/20/50	260	222,397
2.500%	10/20/50	1,196	1,020,665
2.500%	11/20/50	910	776,621
2.500%	12/20/50	139	115,974
2.500%	12/20/50	5,687	4,854,314
2.500%	01/20/51	178	151,448
2.500%	03/20/51	2,126	1,813,792
2.500%	04/20/51	3,965	3,380,041
2.500%	05/20/51(k)	4,788	4,082,088
2.500%	06/20/51	320	269,362
2.500%	07/20/51	78	66,585
2.500%	07/20/51	2,420	2,063,158
2.500%	08/20/51	555	467,745
2.500%	08/20/51	2,036	1,735,409
2.500%	09/20/51	2,552	2,174,702
2.500%	10/20/51	405	341,082
2.500%	10/20/51	496	417,444
2.500%	10/20/51	1,232	1,037,827
2.500%	11/20/51	255	214,667
2.500%	11/20/51	733	624,220
2.500%	12/20/51	248	208,875
2.500%	12/20/51	429	361,033
2.500%	12/20/51	497	420,140
2.500%	08/20/52	346	295,073
2.500%	12/20/52	180	153,003
3.000%	TBA	100	88,177
3.000%	02/20/42	18	16,061
3.000%	09/15/42	383	345,801
3.000%	09/15/42	423	382,883
3.000%	10/15/42	481	428,654
3.000%	10/15/42	1,249	1,128,288
3.000%	11/15/42	1	1,188
3.000%	11/15/42	617	550,037
3.000%	12/20/44	19	16,957
3.000%	02/15/45	185	167,486
3.000%	01/20/46	66	59,182
3.000%	11/20/46	217	194,400

A59

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	02/20/47	100	$89,465
3.000%	04/20/47	33	29,574
3.000%	01/20/50	1,229	1,092,729
3.000%	02/20/50	108	95,853
3.000%	03/20/50	44	37,344
3.000%	09/20/50	315	279,258
3.000%	01/20/51	9,967	8,788,640
3.000%	02/20/51	98	86,759
3.000%	04/20/51	7,651	6,766,501
3.000%	05/20/51	634	558,597
3.000%	08/20/51	10,599	9,345,341
3.000%	09/20/51	2,980	2,630,889
3.000%	10/20/51	897	790,964
3.000%	01/20/52	751	658,652
3.000%	03/20/52	91	78,952
3.000%	03/20/52	379	331,920
3.000%	03/20/52	794	693,057
3.000%	04/20/52	83	72,309
3.000%	04/20/52	525	450,888
3.000%	04/20/52	712	614,176
3.000%	07/20/52	3,616	3,188,203
3.000%	12/20/52	192	169,580
3.000%	04/20/53	91	80,405
3.500%	TBA	13,096	11,915,754
3.500%	09/15/41	21	19,136
3.500%	11/15/41	2	1,576
3.500%	11/15/41	14	13,145
3.500%	01/15/42	5	4,509
3.500%	01/15/42	83	77,892
3.500%	02/15/42	14	13,149
3.500%	03/15/42	5	4,950
3.500%	03/15/42	49	45,410
3.500%	05/15/42	16	14,602
3.500%	06/15/42	10	9,423
3.500%	07/15/42	8	7,753
3.500%	07/15/42	9	8,692
3.500%	07/15/42	20	18,923
3.500%	07/15/42	22	20,657
3.500%	08/15/42	11	10,049
3.500%	01/15/43	9	8,371
3.500%	02/15/43	15	14,012
3.500%	04/15/43	20	18,376
3.500%	04/15/43	106	98,498
3.500%	04/20/43	218	202,641
3.500%	05/15/43	5	5,120
3.500%	05/15/43	7	6,851
3.500%	05/15/43	8	7,203
3.500%	05/15/43	34	31,359
3.500%	05/20/43	577	536,479
3.500%	07/15/43	54	50,114
3.500%	10/15/43	31	29,197
3.500%	11/15/43	6	5,609
3.500%	12/15/43	82	76,406
3.500%	01/15/44	23	21,411
3.500%	02/20/44	769	713,491
3.500%	06/20/44	79	73,030
3.500%	03/20/45	90	83,058
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	04/20/45	150	$139,099
3.500%	05/20/45	74	68,511
3.500%	07/20/45	29	26,853
3.500%	08/20/45	39	36,075
3.500%	10/20/45	63	57,761
3.500%	11/20/45	151	139,445
3.500%	12/20/45	326	300,921
3.500%	01/20/46	70	64,546
3.500%	01/20/46	154	142,223
3.500%	03/20/46	792	728,434
3.500%	04/20/46	406	374,946
3.500%	05/20/46	323	298,796
3.500%	06/20/46	322	297,601
3.500%	07/20/46	473	437,312
3.500%	09/20/46	14	12,752
3.500%	09/20/46	299	275,142
3.500%	10/20/46	62	56,717
3.500%	10/20/46	68	62,451
3.500%	10/20/46	85	78,014
3.500%	10/20/46	123	113,540
3.500%	05/20/47	130	120,201
3.500%	09/20/47	1,245	1,146,355
3.500%	03/20/48	32	29,495
3.500%	04/20/48	13	11,881
3.500%	06/15/48	227	211,887
3.500%	08/20/48	609	560,925
3.500%	09/20/48	1,153	1,061,593
3.500%	11/20/48	373	342,848
3.500%	02/20/49	1,173	1,079,771
3.500%	08/20/49	4,413	4,058,747
3.500%	05/15/50	263	243,846
3.500%	06/20/50	2,311	2,105,060
3.500%	08/20/50	323	296,356
3.500%	11/20/50	1,563	1,433,432
3.500%	04/20/51	963	881,833
3.500%	09/20/51	635	580,237
3.500%	01/20/52	204	185,332
3.500%	02/20/52	5,814	5,289,429
3.500%	03/20/52	362	325,797
3.500%	07/20/52	653	593,667
3.500%	12/20/52	1,881	1,711,214
4.000%	TBA	1,300	1,216,396
4.000%	04/20/39	13	12,023
4.000%	07/20/39	109	105,113
4.000%	01/20/40	69	66,677
4.000%	10/20/40	171	164,325
4.000%	12/20/40	687	660,886
4.000%	01/20/41	25	24,135
4.000%	02/20/41	75	72,123
4.000%	03/15/41	94	90,137
4.000%	12/20/46	270	256,515
4.000%	05/20/47	104	98,327
4.000%	06/20/47	800	760,067
4.000%	07/20/47	188	178,211
4.000%	09/20/47	1,136	1,077,137
4.000%	11/20/47	296	281,196
4.000%	12/20/47	270	256,285

A60

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	01/20/48	811	$768,209
4.000%	03/20/48	680	644,753
4.000%	05/20/48	106	100,549
4.000%	02/20/49	437	413,903
4.000%	03/20/49	111	105,167
4.000%	04/20/49	97	91,556
4.000%	10/20/49	115	108,637
4.000%	11/20/49	814	761,602
4.000%	01/20/50	98	94,132
4.000%	02/20/50	86	81,936
4.000%	05/20/50	42	40,105
4.000%	06/20/52	177	165,979
4.000%	06/20/52	183	172,262
4.000%	06/20/52	2,466	2,307,298
4.000%	07/20/52	1,891	1,768,657
4.000%	08/20/52	138	129,115
4.500%	TBA	1,520	1,460,460
4.500%	12/20/39	11	11,117
4.500%	01/20/40	142	139,580
4.500%	02/20/40	11	11,089
4.500%	05/20/40	409	403,631
4.500%	07/20/40	5	4,481
4.500%	09/20/40	5	4,835
4.500%	09/20/40	6	5,912
4.500%	10/20/40	8	8,315
4.500%	12/20/40	190	187,136
4.500%	01/20/41	31	30,085
4.500%	07/20/41	41	39,763
4.500%	07/20/41	197	194,275
4.500%	02/20/42	223	219,398
4.500%	11/20/46	46	45,511
4.500%	03/15/47	70	67,959
4.500%	04/15/47	56	55,003
4.500%	04/15/47	82	79,801
4.500%	05/15/47	60	59,066
4.500%	08/20/47	307	299,275
4.500%	04/20/48	456	444,236
4.500%	05/20/48	18	17,411
4.500%	06/20/48	491	478,063
4.500%	07/20/48	124	120,224
4.500%	08/20/48	322	313,141
4.500%	09/20/48	94	91,701
4.500%	10/20/48	312	303,785
4.500%	12/20/48	143	139,131
4.500%	01/20/49	365	355,610
4.500%	02/20/49	263	255,884
4.500%	03/20/49	932	906,921
4.500%	04/20/49	46	44,866
4.500%	05/20/49	61	59,554
4.500%	02/20/50	192	186,527
4.500%	03/20/50	126	122,567
4.500%	08/20/50	196	190,595
4.500%	11/20/50	399	383,667
4.500%	12/20/50	189	183,725
4.500%	05/20/52	337	323,878
4.500%	08/20/52	91	87,899
4.500%	08/20/52	960	922,752
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	09/20/52	636	$613,991
4.500%	09/20/52	853	820,305
4.500%	10/20/52	3,857	3,708,016
5.000%	TBA	4,785	4,702,491
5.000%	04/15/38	26	25,848
5.000%	08/15/38	57	57,432
5.000%	10/15/38	4	4,510
5.000%	10/15/38	179	181,326
5.000%	12/15/38	74	75,105
5.000%	01/15/39	25	25,605
5.000%	02/15/39	45	45,150
5.000%	02/15/39	49	49,313
5.000%	03/15/39	234	236,196
5.000%	05/15/39	63	62,935
5.000%	05/15/39	209	211,181
5.000%	11/15/39	97	98,330
5.000%	04/15/40	930	932,654
5.000%	05/15/40	53	53,505
5.000%	05/20/40	877	883,902
5.000%	06/20/40	695	700,037
5.000%	07/20/40	15	14,915
5.000%	07/20/40	296	298,460
5.000%	09/15/40	245	247,338
5.000%	09/20/40	80	80,687
5.000%	11/20/40	68	68,965
5.000%	10/20/47	19	18,578
5.000%	05/20/48	63	62,854
5.000%	10/20/48	398	397,067
5.000%	11/20/48	130	129,856
5.000%	12/20/48	184	183,036
5.000%	01/20/49	602	598,745
5.000%	04/20/49	187	185,976
5.000%	09/20/49	104	103,332
5.000%	11/20/49	93	93,032
5.000%	01/20/50	123	122,280
5.000%	08/20/52	631	620,933
5.000%	09/20/52	91	89,260
5.000%	09/20/52	186	185,220
5.000%	10/20/52	458	450,955
5.000%	11/20/52	742	729,791
5.000%	12/20/52	2,047	2,012,690
5.000%	01/20/53	463	457,954
5.000%	05/20/53	285	280,463
5.000%	08/20/53	291	286,838
5.000%	08/20/53	1,058	1,044,970
5.500%	TBA	19,300	19,281,874
5.500%	06/15/36	14	13,988
5.500%	11/20/52	908	907,898
5.500%	02/20/53	285	287,649
5.500%	03/20/53	560	559,866
5.500%	04/20/53	1,886	1,884,316
5.500%	07/20/53	98	98,394
5.500%	07/20/53	291	293,926
5.500%	08/20/53	490	492,691
5.500%	08/20/53	1,376	1,389,621
6.000%	TBA	200	201,748
6.000%	08/20/40	21	21,374

A61

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	01/20/41	8	$8,085
6.000%	04/20/41	1	1,278
6.000%	06/20/41	27	27,948
6.000%	07/20/41	24	24,737
6.000%	12/20/41	11	11,069
6.000%	02/20/42	11	10,970
6.000%	09/20/53	1,439	1,463,594
6.000%	01/20/54	592	601,742
6.500%	TBA	10,000	10,156,963
6.500%	10/20/37	123	129,726
6.500%	09/20/53	195	198,443
6.500%	11/20/53	199	204,458
6.500%	01/20/54	599	612,409
Government National Mortgage Assoc., 1 Month RFUCCT + 1.633% (Cap 11.885%, Floor 1.633%)
7.114%(c)	11/20/60	335	340,369
Government National Mortgage Assoc., 1 Month RFUCCT + 1.735% (Cap 12.057%, Floor 1.735%)
7.186%(c)	07/20/60	533	540,432
Government National Mortgage Assoc., 1 Month RFUCCT + 2.082% (Cap 12.368%, Floor 2.082%)
7.533%(c)	09/20/60	487	487,428
Government National Mortgage Assoc., 1 Month RFUCCT + 2.400% (Cap 12.644%, Floor 2.400%)
7.851%(c)	04/20/60	573	589,037
Resolution Funding Corp. Principal Strips
3.479%(s)	04/15/30	55	41,725
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	1,031	1,017,705
5.250%	09/15/39	760	791,075
Tennessee Valley Authority Generic Strips
2.705%(s)	09/15/30	492	359,705
2.897%(s)	03/15/33	123	79,903

Total U.S. Government Agency Obligations (cost $1,422,800,344)			1,348,447,184
U.S. Treasury Obligations — 10.9%
U.S. Treasury Bonds
1.250%	05/15/50	12,610	6,454,744
1.875%	11/15/51(kk)	34,685	20,800,161
2.000%	11/15/41(h)(k)	36,130	25,347,453
2.000%	02/15/50	8	5,013
2.000%	08/15/51	10,020	6,210,834
2.375%	05/15/51	18,375	12,483,516
2.500%	02/15/45(k)	28,667	20,967,223
2.750%	08/15/47	9,070	6,788,328
2.750%	11/15/47	11,102	8,296,711
3.000%	02/15/48	24,352	19,051,635
3.000%	02/15/49	20,045	15,628,836
3.625%	05/15/53	6,470	5,688,545
4.125%	08/15/53	1,510	1,452,431
4.250%	02/15/54	2,000	1,968,438
4.375%	08/15/43	34,390	34,003,113
4.500%	02/15/44	190	191,128
4.750%	11/15/43	5,080	5,272,881
4.750%	11/15/53	7,280	7,775,950
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	02/15/50	15,919	$10,064,491
1.125%	01/15/33	6,088	5,716,743
1.375%	07/15/33	10,287	9,882,610
1.500%	02/15/53	104	90,719
U.S. Treasury Notes
0.625%	05/15/30	34,145	27,577,423
1.250%	08/15/31	40	32,594
1.875%	02/15/32	31,995	27,030,776
3.375%	05/15/33(a)	11,710	10,974,466
3.750%	12/31/28	24,260	23,750,161
3.875%	12/31/29	37,540	36,865,453
4.000%	01/31/31	11,030	10,888,678
4.000%	02/15/34	840	826,350
4.250%	02/28/29	520	520,853
4.250%	02/28/31	5,090	5,100,339
4.375%	11/30/30	4,600	4,638,813
4.500%	03/31/26	38,945	38,854,483
4.625%	02/28/26	200	199,859
5.000%	09/30/25	10	10,025
U.S. Treasury Strips Coupon
1.497%(s)	08/15/41	4,494	2,012,996
2.380%(s)	02/15/42(h)	40,000	17,464,062
2.384%(s)	02/15/43	5,925	2,465,355
3.930%(s)	02/15/41	1,150	529,135

Total U.S. Treasury Obligations (cost $476,582,069)			433,883,324

	Shares
Unaffiliated Exchange-Traded Funds — 3.1%
iShares Core U.S. Aggregate Bond ETF	624,175	61,131,699
Vanguard Total Bond Market ETF	844,433	61,331,169

Total Unaffiliated Exchange-Traded Funds (cost $132,331,481)		122,462,868

Total Long-Term Investments (cost $4,482,684,349)		4,233,613,223
Short-Term Investments — 5.4%
Affiliated Mutual Funds — 3.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	45,258,359	45,258,359
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $94,138,272; includes $93,588,515 of cash collateral for securities on loan)(b)(wb)	94,175,175	94,128,087

Total Affiliated Mutual Funds (cost $139,396,631)		139,386,446

A62

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) — 0.0%
U.S. Treasury Bills
5.313%	04/16/24	1,800	$1,796,048
5.300%	07/30/24	470	461,915

Total U.S. Treasury Obligations (cost $2,257,998)			2,257,963

	Shares
Unaffiliated Fund — 1.9%
Dreyfus Government Cash Management (7-day effective yield 5.200%) (Institutional Shares)	74,144,186	74,144,186
(cost $74,144,186)
Options Purchased*~ — 0.0%
(cost $380,071)		164,489

Total Short-Term Investments (cost $216,178,886)		215,953,084

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—112.1% (cost $4,698,863,235)		4,449,566,307
Options Written*~ — (0.0)%
(premiums received $203,229)		(115,370)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—112.1% (cost $4,698,660,006)		4,449,450,937

Liabilities in excess of other assets(z) — (12.1)%		(480,429,399)

Net Assets — 100.0%		$3,969,021,538

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	US Dollar
UYU	Uruguayan Peso

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BROIS	Brazil Overnight Index Swap
CDX	Credit Derivative Index
CF	CF Secured, LLC
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSB	Goldman Sachs Bank USA
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCS	Morgan Stanley Capital Services LLC
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,256,488 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $91,965,973; cash collateral of $93,588,515 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
A63

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $3,840,715. The aggregate value of $3,634,066 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $111,937,000 is 2.8% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	1.500%	TBA	04/11/24	$(325)		$(244,630)
Federal National Mortgage Assoc.	2.000%	TBA	04/11/24	(3,000)		(2,372,963)
Federal National Mortgage Assoc.	2.000%	TBA	04/16/24	(2,375)		(2,104,359)
Federal National Mortgage Assoc.	2.500%	TBA(tt)	04/11/24	(200)		(165,292)
Federal National Mortgage Assoc.	3.000%	TBA	04/11/24	(18,669)		(16,059,282)
Federal National Mortgage Assoc.	3.500%	TBA	04/11/24	(13,618)		(12,186,440)
Federal National Mortgage Assoc.	4.000%	TBA	04/11/24	(6,094)		(5,643,054)
Federal National Mortgage Assoc.	4.500%	TBA	04/16/24	(755)		(743,288)
Federal National Mortgage Assoc.	4.500%	TBA	05/13/24	(3,500)		(3,334,282)
Federal National Mortgage Assoc.	5.000%	TBA	05/13/24	(4,000)		(3,903,903)
Federal National Mortgage Assoc.	6.000%	TBA	05/13/24	(500)		(504,454)
Federal National Mortgage Assoc.	6.500%	TBA	04/11/24	(15,035)		(15,360,029)
Federal National Mortgage Assoc.	7.000%	TBA	04/11/24	(5,175)		(5,333,930)
Government National Mortgage Assoc.	3.000%	TBA	04/18/24	(7,709)		(6,797,593)
Government National Mortgage Assoc.	4.000%	TBA	04/18/24	(3,380)		(3,162,629)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $78,034,643)						$(77,916,128)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Call	05/24/24	$103.50		23		46	$1,797
3 Month CME SOFR	Put	04/12/24	$94.75		298		745	3,725
3 Month CME SOFR	Put	12/13/24	$95.50		184		460	151,800
Total Exchange Traded (cost $235,780)								$157,322

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs AUD	Put	BNP	04/17/24	0.67		—		6,071	$3,633
A64

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs JPY	Put	BNP	04/18/24	143.42		—		6,570	$3,534
Total OTC Traded (cost $144,291)									$7,167
Total Options Purchased (cost $380,071)									$164,489
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month CME SOFR	Call	12/13/24	$97.13		184		460	$(23,000)
2 Year U.S. Treasury Notes Futures	Call	05/24/24	$104.50		23		46	(360)
20 Year U.S. Treasury Notes Futures	Call	05/24/24	$130.00		7		7	(875)
3 Month CME SOFR	Put	12/13/24	$95.00		184		460	(49,450)
Total Exchange Traded (premiums received $186,364)								$(73,685)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	CITI	06/03/24	16.80	—	2,975		$(41,685)
(premiums received $16,865)
Total Options Written (premiums received $203,229)								$(115,370)
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	3 Month CME SOFR	Jun. 2024	$2,366,813	$794
10	3 Month CME SOFR	Sep. 2024	2,371,625	732
371	3 Month CME SOFR	Mar. 2025	88,511,325	(205,415)
33	3 Month CME SOFR	Jun. 2025	7,895,250	2,131
475	3 Month CME SOFR	Mar. 2026	114,290,938	183,057
448	2 Year U.S. Treasury Notes	Jun. 2024	91,609,000	(143,182)
3,831	5 Year U.S. Treasury Notes	Jun. 2024	409,976,879	737,395
78	10 Year U.K. Gilt	Jun. 2024	9,838,863	245,946
614	10 Year U.S. Treasury Notes	Jun. 2024	68,029,284	23,944
189	10 Year U.S. Ultra Treasury Notes	Jun. 2024	21,661,172	170,290
1,123	20 Year U.S. Treasury Bonds	Jun. 2024	135,251,312	2,205,367
573	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	73,917,000	956,910
18	Australian Dollar Currency	Jun. 2024	1,175,940	(16,847)
65	Euro-OAT	Jun. 2024	8,987,953	75,651
				4,236,773
Short Positions:
147	3 Month CME SOFR	Jun. 2024	34,792,144	(24,106)
398	2 Year U.S. Treasury Notes	Jun. 2024	81,384,782	285,141
22	5 Year Euro-Bobl	Jun. 2024	2,806,628	(17,938)
107	5 Year U.S. Treasury Notes	Jun. 2024	11,450,672	(30,793)
66	10 Year Euro-Bund	Jun. 2024	9,497,203	(89,019)
22	10 Year Japanese Bonds	Jun. 2024	21,200,687	(54,219)
2,662	10 Year U.S. Treasury Notes	Jun. 2024	294,941,295	(1,499,494)
363	10 Year U.S. Ultra Treasury Notes	Jun. 2024	41,603,205	(218,529)
146	20 Year U.S. Treasury Bonds	Jun. 2024	17,583,875	152,851
A65

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Futures contracts outstanding at March 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
35	30 Year Euro Buxl	Jun. 2024	$5,127,774	$(141,267)
24	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	3,096,000	(35,880)
11	Euro Schatz Index	Jun. 2024	1,254,379	(840)
				(1,674,093)
				$2,562,680
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/24	CITI	AUD	23,983	$16,080,390	$15,638,236	$—	$(442,154)
Brazilian Real,
Expiring 04/19/24	CITI	BRL	25,900	5,138,730	5,152,889	14,159	—
Expiring 04/19/24	GSB	BRL	13,810	2,760,939	2,747,632	—	(13,307)
British Pound,
Expiring 04/02/24	TD	GBP	4,031	5,080,454	5,087,838	7,384	—
Expiring 04/19/24	CITI	GBP	65	82,648	81,946	—	(702)
Expiring 04/19/24	CITI	GBP	60	76,505	75,738	—	(767)
Canadian Dollar,
Expiring 04/19/24	MSCS	CAD	11,148	8,326,562	8,232,819	—	(93,743)
Euro,
Expiring 04/02/24	SSB	EUR	35,416	38,317,053	38,216,469	—	(100,584)
Expiring 04/19/24	CITI	EUR	1,820	2,005,539	1,965,118	—	(40,421)
Expiring 04/19/24	CITI	EUR	1,754	1,899,783	1,893,421	—	(6,362)
Expiring 04/19/24	GSB	EUR	96	104,761	103,640	—	(1,121)
Indian Rupee,
Expiring 04/19/24	MSCS	INR	5,329	63,844	63,873	29	—
Indonesian Rupiah,
Expiring 04/19/24	CITI	IDR	43,365,092	2,769,163	2,730,348	—	(38,815)
Japanese Yen,
Expiring 04/19/24	MSCS	JPY	1,448,562	10,154,327	9,600,284	—	(554,043)
Expiring 04/19/24	MSCS	JPY	560,400	3,765,527	3,714,027	—	(51,500)
Expiring 04/19/24	MSCS	JPY	546,200	3,670,362	3,619,918	—	(50,444)
Swiss Franc,
Expiring 04/19/24	GSB	CHF	850	965,281	944,741	—	(20,540)
Expiring 04/19/24	GSB	CHF	810	915,596	900,282	—	(15,314)
Expiring 04/19/24	GSB	CHF	630	703,139	700,219	—	(2,920)
Expiring 04/19/24	GSB	CHF	620	700,222	689,105	—	(11,117)
Expiring 04/19/24	GSB	CHF	620	699,973	689,105	—	(10,868)
Expiring 04/19/24	GSB	CHF	530	587,827	589,073	1,246	—
Expiring 04/19/24	GSB	CHF	510	566,150	566,845	695	—
Expiring 04/19/24	GSB	CHF	510	578,950	566,844	—	(12,106)
Expiring 04/19/24	GSB	CHF	340	382,931	377,896	—	(5,035)
				$106,396,656	$104,948,306	23,513	(1,471,863)

A66

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/24	SSB	GBP	4,031	$5,111,479	$5,087,838	$23,641	$—
Expiring 04/19/24	CITI	GBP	4,515	5,756,930	5,699,306	57,624	—
Expiring 05/02/24	TD	GBP	4,031	5,081,282	5,088,651	—	(7,369)
Canadian Dollar,
Expiring 04/19/24	CITI	CAD	1,410	1,055,358	1,041,261	14,097	—
Expiring 04/19/24	MSCS	CAD	1,900	1,400,014	1,403,117	—	(3,103)
Expiring 04/19/24	MSCS	CAD	1,317	975,046	972,277	2,769	—
Expiring 04/19/24	MSCS	CAD	1,050	774,490	775,407	—	(917)
Expiring 04/19/24	MSCS	CAD	850	629,288	627,710	1,578	—
Expiring 04/19/24	MSCS	CAD	840	622,881	620,325	2,556	—
Expiring 04/19/24	MSCS	CAD	740	549,000	546,477	2,523	—
Expiring 04/19/24	MSCS	CAD	270	199,884	199,391	493	—
Chinese Renminbi,
Expiring 04/19/24	JPM	CNH	61,159	8,596,632	8,427,140	169,492	—
Euro,
Expiring 04/02/24	BNYM	EUR	35,416	38,415,688	38,216,469	199,219	—
Expiring 04/19/24	CITI	EUR	1,810	1,972,956	1,954,385	18,571	—
Expiring 04/19/24	CITI	EUR	1,790	1,951,556	1,932,789	18,767	—
Expiring 04/19/24	CITI	EUR	1,320	1,422,762	1,425,298	—	(2,536)
Expiring 04/19/24	CITI	EUR	1,030	1,117,046	1,112,164	4,882	—
Expiring 04/19/24	CITI	EUR	650	699,263	701,851	—	(2,588)
Expiring 04/19/24	CITI	EUR	640	691,676	691,054	622	—
Expiring 04/19/24	GSB	EUR	840	914,116	907,008	7,108	—
Expiring 04/19/24	GSB	EUR	770	837,248	831,423	5,825	—
Expiring 04/19/24	GSB	EUR	760	826,208	820,626	5,582	—
Expiring 05/02/24	SSB	EUR	35,416	38,363,236	38,261,171	102,065	—
Indonesian Rupiah,
Expiring 04/19/24	JPM	IDR	43,365,092	2,801,363	2,730,348	71,015	—
Japanese Yen,
Expiring 04/19/24	CITI	JPY	25,030	170,269	165,886	4,383	—
Expiring 04/19/24	MSCS	JPY	511,890	3,483,909	3,392,530	91,379	—
Expiring 04/19/24	MSCS	JPY	249,220	1,708,311	1,651,695	56,616	—
Expiring 04/19/24	MSCS	JPY	235,020	1,626,231	1,557,585	68,646	—
Mexican Peso,
Expiring 04/19/24	GSB	MXN	46,182	2,751,797	2,768,764	—	(16,967)
Expiring 04/19/24	JPM	MXN	72,785	4,233,825	4,363,688	—	(129,863)
Norwegian Krone,
Expiring 04/19/24	BNP	NOK	3,570	342,687	329,017	13,670	—
Expiring 04/19/24	BNP	NOK	3,560	342,101	328,095	14,006	—
Swiss Franc,
Expiring 04/19/24	GSB	CHF	5,514	6,268,274	6,128,808	139,466	—
Expiring 04/19/24	GSB	CHF	850	971,072	944,740	26,332	—
Expiring 04/19/24	GSB	CHF	810	927,119	900,282	26,837	—
Expiring 04/19/24	GSB	CHF	810	919,342	900,282	19,060	—
Expiring 04/19/24	GSB	CHF	720	814,516	800,251	14,265	—
Expiring 04/19/24	GSB	CHF	510	582,484	566,844	15,640	—
Expiring 04/19/24	GSB	CHF	420	480,183	466,813	13,370	—
				$146,387,522	$145,338,766	1,212,099	(163,343)
						$1,235,612	$(1,635,206)
A67

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/24	Buy	NOK	48,181	EUR	4,249	$—	$(148,018)	BNP
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Apache Corp.	06/20/26	1.000%(Q)	465	0.422%	$(12,246)	$5,851	$18,097
Apache Corp.	12/20/26	1.000%(Q)	3,241	0.588%	(52,012)	35,346	87,358
Apache Corp.	12/20/28	1.000%(Q)	188	1.062%	(3,616)	(428)	3,188
					$(67,874)	$40,769	$108,643

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,235	$(43,289)	$(34,674)	$(8,615)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	14,806	$(1,039,092)	$(1,091,950)	$(52,858)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)		Value at Trade Date		Value at March 31, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	752		3.116%		$39,667		$56,646		$16,979
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	4,930		3.289%		343,721		363,580		19,859
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	105,570		0.513%		2,324,526		2,419,893		95,367
							$2,707,914		$2,840,119		$132,205
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A68

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,490	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.191%	$152,757	$541,886	$389,129
GBP	825	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.191%	36,002	217,441	181,439
JPY	229,295	10/27/53	1.750%(A)	1 Day TONAR(1)(A)/ 0.074%	—	(118,827)	(118,827)
MXN	251,640	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	92,757	(933,546)	(1,026,303)
	63,025	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(19,246)	(19,246)
	6,996	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(10,637)	(10,637)
	9,116	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	1,050	1,050
	31,020	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	124,897	124,897
	1,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	304	(6,271)	(6,575)
	43,786	02/28/31	3.870%(A)	1 Day SOFR(1)(A)/ 5.340%	(118,883)	(77,370)	41,513
	5,351	02/15/47	1.520%(A)	1 Day SOFR(1)(A)/ 5.340%	(163,674)	1,840,517	2,004,191
	11,902	02/15/48	3.050%(A)	1 Day SOFR(1)(A)/ 5.340%	444,443	1,302,925	858,482
	20,650	05/15/48	3.150%(A)	1 Day SOFR(1)(A)/ 5.340%	(428,537)	2,287,471	2,716,008
	5,855	03/15/53	2.880%(A)	1 Day SOFR(1)(A)/ 5.340%	65,915	784,900	718,985
	9,925	03/15/53	2.970%(A)	1 Day SOFR(1)(A)/ 5.340%	5,803	1,172,874	1,167,071
	1,105	06/21/53	3.250%(A)	1 Day SOFR(1)(A)/ 5.340%	(11,718)	92,267	103,985
	8,665	09/20/53	3.590%(A)	1 Day SOFR(1)(A)/ 5.340%	36,575	137,343	100,768
					$111,744	$7,337,674	$7,225,930

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
BRL	63,340	01/02/29	10.262%(T)	1 Day BROIS(2)(T)/ 0.040%	$(173,750)	$—	$(173,750)	JPM

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(Q)	1 Day SOFR(T)/ 5.340%	BNP	06/20/24	(13,000)	$(555,212)	$—	$(555,212)
A69

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Total return swap agreements outstanding at March 31, 2024 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.790%	JPM	09/20/24	(6,697)	$(82,513)	$—	$(82,513)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/05/24	13,785	(412,801)	—	(412,801)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/13/24	27,880	64,267	—	64,267
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/21/24	41,895	569,287	—	569,287
					$(416,972)	$—	$(416,972)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A70